As filed with the Securities and Exchange Commission on November 1, 2002

                                                      1933 Act File No. 33-7559
                                                      1940 Act File No. 811-4767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
            Pre-Effective Amendment No.                                 [   ]
                                           --------
            Post-Effective Amendment No.      24                        [ X ]
                                           --------

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]
            Amendment No.                     25
                                           --------
                        (Check appropriate box or boxes.)

                        HERITAGE GROWTH AND INCOME TRUST
                     (formerly Heritage Income-Growth Trust)
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
         [ ]  immediately upon filing pursuant to paragraph (b)
         [ ]  on (date) pursuant to paragraph (b)
         [ ]  60 days after filing pursuant to paragraph (a)(1)
         [X]  on January 2, 2003  pursuant to paragraph (a)(1)
         [ ]  75 days after filing pursuant to paragraph (a)(2)
         [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        HERITAGE GROWTH AND INCOME TRUST

                       CONTENTS OF REGISTRATION STATEMENT


    This registration document is comprised of the following:


            Cover Sheet

            Contents of Registration Statement

            Combined Prospectus for Class A, Class B and Class C shares of Heritage Aggressive Growth Fund, Capital Appreciation Trust, Growth Equity Fund, Growth and Income Trust, International Equity Fund, Mid Cap Stock Fund, Small Cap Stock Fund, Technology Fund and Value Equity Fund

            Combined Statement of Additional Information for Class A, Class B and Class C shares of Heritage Aggressive Growth Fund, Capital Appreciation Trust, Growth Equity Fund, Growth and Income Trust, International Equity Fund, Mid Cap Stock Fund, Small Cap Stock Fund, Technology Fund and Value Equity Fund

            Part C of Form N-1A

            Signature Page

            Exhibits

                                              Heritage
                                                Equity
                                                 Funds


                                    [GRAPHIC]


                       The Intelligent Creation of Wealth

                                                               Prospectus
                                                               ----------
                                                   Aggressive Growth Fund
                                               Capital Appreciation Trust
                                                       Growth Equity Fund
                                                  Growth and Income Trust
                                                International Equity Fund
                                                       Mid Cap Stock Fund
                                                     Small Cap Stock Fund
                                                          Technology Fund
                                                        Value Equity Fund

                                                           Privacy Notice
                                                           --------------
                                                 Heritage Family of Funds

                                  January 2, 2003

     These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 [LOGO] Heritage
                              FAMILY OF FUNDS/TM/

                             880 Carillon Parkway
                         St. Petersburg, Florida 33716
                               (800)421-4184

Table of Contents
================================================================================


PROSPECTUS
----------

HERITAGE EQUITY FUNDS
 Aggressive Growth Fund.............................. P-1
 Capital Appreciation Trust.......................... P-4
 Growth Equity Fund.................................. P-7
 Growth and Income Trust............................. P-10
 International Equity Fund........................... P-13
 Mid Cap Stock Fund.................................. P-17
 Small Cap Stock Fund................................ P-20
 Technology Fund..................................... P-23
 Value Equity Fund................................... P-27

MANAGEMENT OF THE FUNDS
 Who Manages Your Fund............................... P-30
 Distribution of Fund Shares......................... P-32

YOUR INVESTMENT
 Before You Invest................................... P-33
 Choosing a Class of Shares.......................... P-33
 Sales Charge Reductions and Waivers................. P-35
 How to Invest....................................... P-36
 How to Sell Your Investment......................... P-38
 How to Exchange Your Shares......................... P-39
 Account and Transaction Policies.................... P-40
 Dividends, Capital Gains and Taxes.................. P-41

FINANCIAL HIGHLIGHTS
 Aggressive Growth Fund.............................. P-42
 Capital Appreciation Trust.......................... P-43
 Growth Equity Fund.................................. P-44
 Growth and Income Trust............................. P-45
 International Equity Fund........................... P-46
 Mid Cap Stock Fund.................................. P-47
 Small Cap Stock Fund................................ P-48
 Technology Fund..................................... P-49
 Value Equity Fund................................... P-50

FOR MORE INFORMATION................................. P-51

PRIVACY NOTICE
--------------

PRIVACY NOTICE TO CLIENTS OF HERITAGE FAMILY OF FUNDS PN-1

                             Heritage Equity Funds


Aggressive Growth Fund
================================================================================

   Investment Objective. The Aggressive Growth Fund seeks long-term capital appreciation.

   How the Aggressive Growth Fund Pursues its Objective. The Aggressive Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in the equity securities of companies that may have significant growth potential (growth companies).

   The fund's portfolio manager uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the fund. The portfolio manager attempts to purchase stocks that have the potential for above-average earnings or sales growth. Such stocks can typically have high price to earnings ratios. The portfolio manager generally does not emphasize investment in any particular investment sector or industry. However, due to its growth characteristics, the fund's investments in technology, from time to time, may represent a significant portion of its assets. The fund invests a majority of its assets in common stocks of small- and medium-capitalization companies, although the fund may invest a portion of its assets in common stocks of larger companies that it believes have significant growth potential.


   The fund will invest primarily in equity securities of growth companies that the portfolio manager believes have high growth rates and strong prospects for their business or services. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


   What are the Main Risks of Investing in the Aggressive Growth Fund. The greatest risk of investing in this fund is that the fund's returns will fluctuate and you could lose money. This fund invests in common stocks whose value may decrease in response to the activities of the company that issued the stock, general market conditions, and/or economic conditions. If this occurs, the fund's net asset value also may decrease.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Growth Companies. Investment in growth companies entails significant risks that you should consider before investing. The prices of growth company securities may rise and fall dramatically, based in part on investors' perceptions of the company rather than on fundamental analysis of the stocks. In certain cases, the portfolio manager may identify a company as a growth company based on a belief that actual or anticipated products or services will produce future earnings. If the company fails to realize these products or services, the price of its stocks may decline sharply and become less liquid.

   Small and Mid-Cap Companies. Investments in small- and medium-capitalization companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

   Investing in Technology Companies. Investments in technology companies present special and significant risks. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the

                                 Prospectus 1
profitability of companies in which the fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the fund invests may become obsolete or have relatively short product cycles. As a result, the fund's returns may be considerably more volatile than the returns of other mutual funds that do not invest in similarly related companies.

   Portfolio Turnover. The fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. The fund's portfolio turnover could exceed 200%. The fund's turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors.

   Who is the Portfolio Manager. Bert L. Boksen, a Managing Director and Senior Vice President of the fund's subadviser Eagle Asset Management, Inc., has been responsible for the day-to-day management since the fund's inception.


   How the Aggressive Growth Fund has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Aggressive Growth Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


             [CHART]

 1999    2000   2001
 -----  ------  -----
 48.38  (0.23)  4.20


   Since its inception on August 20, 1998 through December 31, 2001, the Class A shares' highest quarterly return was 36.81% for the quarter ended December 31, 1999 and the lowest quarterly return was -22.27% for the quarter ended September 30, 2001. For the period from January 1, 2002 through September 30,
2002, Class A Shares' total return (not annualized) was    %. These returns do
not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.





AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                                           Since   Inception
                                                                 1 Year  Inception   Date
                                                                 ------  --------- ---------
Class A.........................................................                   08/20/98
   Return Before Taxes.......................................... -0.75%    20.24%
   Return After Taxes on Distributions..........................  ___%      ___%
   Return After Taxes on Distributions and Sale of Fund Shares..  ___%      ___%
Class B.........................................................                   08/20/98
   Return Before Taxes.......................................... -0.58%    20.51%
Class C.........................................................                   08/20/98
   Return Before Taxes..........................................  3.47%    21.08%
Russell 2000 Growth**
 (reflects no deduction for fees, expenses, or taxes)........... -9.23%    3.23%   08/20/98
                                                                 ------    -----   --------
Russell 2500 Growth (triangle up)
 (reflects no deduction for fees, expenses, or taxes)........... -10.83%   7.82%   08/20/98





* The Aggressive Growth Fund's returns in this table are after deduction of sales charges and expenses.


** The Russell 2000 Growth Index is an unmanaged index that measures the performance of Russell Small Cap companies with higher price to book ratios and higher forecasted growth value. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.


                                 Prospectus 2

(triangle up) The Russell 2500 Growth Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.



   What are the Costs of Investing in the Aggressive Growth Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Aggressive Growth Fund. The fund's expenses are based on actual expenses incurred for the fiscal year ended October 31, 2002.


SHAREHOLDER FEES (fees paid directly from your investment):
                                                     Class A Class B     Class C
                                                     ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a % of
 offering price)....................................  4.75%     None         None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower)................................  None*     5%**    1%(triangle up)

* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
(triangle up) Declining to 0% at the first year.


ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                                     Class A Class B Class C
                                                                     ------- ------- -------
Management Fees*....................................................      %       %       %
Distribution and Service (12b-1) Fees...............................  0.25%   1.00%   1.00%
Other Expenses*.....................................................      %       %       %
                                                                      ----    ----    ----
Total Annual Fund Operating Expenses................................      %       %       %
                                                                      ====    ====    ====



* Heritage Asset Management, Inc. contractually has agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.60% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.35% of that class' average daily net assets for the fund's 2003 fiscal year. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders.


   Expense Example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class                                   Year 1  Year 3  Year 5  Year 10
A shares...............................        $       $       $       $
B shares
  Assuming redemption at end of period.        $       $       $       $
  Assuming no redemption...............        $       $       $       $
C shares...............................        $       $       $       $


                                 Prospectus 3

Capital Appreciation Trust
================================================================================

   Investment Objective. The Capital Appreciation Trust seeks long-term capital appreciation.

   How the Capital Appreciation Trust Pursues its Objective. The Capital Appreciation Trust seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in common stocks selected for their potential to achieve capital appreciation over the long term.

   The fund's portfolio management team uses a "bottom-up" method of analysis based on fundamental research to determine which stocks to purchase for the fund. The portfolio management team purchases stock of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase such stocks that appear to be undervalued in relation to the company's long-term growth fundamentals. The portfolio management team invests in the stocks of companies of any size without regard to market capitalization.


   The fund will invest primarily in common stocks of companies that the portfolio management team believes have established positions in their industries and the potential for favorable long-term returns. The true worth of the companies' stocks, however, may not be recognized by the market or the stocks may be currently out of favor with investors. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


   What are the Main Risks of Investing in the Capital Appreciation Trust. The greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests primarily in common stocks whose value may decrease in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If this occurs, the fund's net asset value also may decrease.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Growth Companies. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

   Core Holdings. Although the fund is diversified, the fund normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. As a result, the increase or decrease of the value of a single stock may have a greater impact on the fund's net asset value and total return.

   Mid Cap and Small Cap Companies. Investing in mid cap and small cap companies generally involves greater risk than investing in larger, more established companies. Both mid cap and small cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.


   Who is the Portfolio Manager. Herbert E. Ehlers is Chief Investment Officer and David G. Shell, Steven M. Barry and, Gregory H. Ekizian are Co-Chief Investment Officers and senior portfolio managers of the Goldman Sachs Asset Management investment team that manages the fund.


                                 Prospectus 4

   How the Capital Appreciation Trust has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Capital Appreciation Trust's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


                              [CHART]

 1992   1993    1994   1995   1996   1997   1998   1999    2000   2001
 ----   -----  ------  -----  ----   -----  -----  -----  ------ ------
 9.71   18.41  (2.37)  20.27  18.9   42.72  34.18  40.39  (8.55) (8.14)


   For the ten-year period through December 31, 2001, the Class A shares' highest quarterly return was 27.36% for the quarter ended December 31, 1999 and the lowest quarterly return was -24.63% for the quarter ended September 30, 2001. For the period from January 1, 2002 through September 30, 2002, Class A
shares' total return (not annualized) was     %. These returns do not reflect
sales charges. If the sales charges were reflected, the returns would be lower than those shown.



AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                                                     Since   Inception
                                                          1 Year  5 Years 10 Years Inception   Date
                                                          ------- ------- -------- --------- ---------
Class A..................................................                                    __/__/91
   Return Before Taxes................................... -12.50% 16.56%   14.58%    n/a
   Return After Taxes on Distributions...................  ___%    ___%     ___%     n/a
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................  ___%    ___%     ___%     n/a
Class B..................................................                                    01/02/98
   Return Before Taxes................................... -12.40%  n/a      n/a     11.22%
Class C..................................................                                    04/03/95
   Return Before Taxes................................... -8.75%  16.97%    n/a     17.39%
                                                          ------- ------   ------   ------   --------
S&P 500 Index**.......................................... -11.88% 10.70%   12.94%   5.67%    01/02/98
   (reflects no deduction for fees, expenses, or taxes)..                           14.98%   04/03/95
                                                          ------- ------   ------   ------   --------



* The Capital Appreciation Trust's returns in this table are after deduction of sales charges and expenses.


** The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock process have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.





   What are the Costs of Investing in the Capital Appreciation Trust. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Trust. The fund's expenses are based on actual expenses incurred for the fiscal year ended August 31, 2002.


                                 Prospectus 5


SHAREHOLDER FEES (fees paid directly from your investment):
                                                     Class A   Class B      Class C
                                                     -------   -------      -------
Maximum Sales Charge Imposed on Purchases (as a % of
 offering price)....................................  4.75%     None         None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower)................................  None*     5%**    1%(triangle up)

* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.

** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.

(triangle up) Declining to 0% at the first year.


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                 Class A   Class B   Class C
                                                 -------   -------   -------
         Management Fees*.......................  0.75%     0.75%     0.75%
         Distribution and Service (12b-1) Fees..  0.31%     1.00%     1.00%
         Other Expenses*........................      %         %         %
                                                  ----      ----      ----
         Total Annual Fund Operating Expenses...      %         %         %
                                                  ====      ====      ====



* Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.60% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.10% of that class' average daily net assets for the fund's 2003 fiscal year. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders.


   Expense Example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    Share Class                             Year 1  Year 3  Year 5  Year 10
    A shares...............................   $       $       $       $
    B shares
      Assuming redemption at end of period.   $       $       $       $
      Assuming no redemption...............   $       $       $       $
    C shares...............................   $       $       $       $


                                 Prospectus 6

Growth Equity Fund
================================================================================

   Investment Objective. The Growth Equity Fund seeks growth through long-term capital appreciation.

   How the Growth Equity Fund Pursues its Objective. The Growth Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in common stocks that have sufficient growth potential to offer above average long-term capital appreciation.

   The fund's portfolio manager uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase. The portfolio manager focuses on companies believed to have long-term returns greater than the average for companies included in the S&P 500 Index. At the time of purchase, each stock should have (1) projected earnings-per-share growth greater than the average of the S&P 500 Index, (2) a high profit margin, or (3) consistency and predictability of earnings. The portfolio manager selects common stocks for the fund based, in part, on the sustainability of a company's competitive advantage in the marketplace as well as the strength of its management team. If the stock price appreciates to a level that the portfolio manager believes is not sustainable, the portfolio manager may sell the position.


   The fund invests primarily in the common stocks of companies selected by the portfolio manager. Generally, these companies will have sustainable competitive advantages in their industries, high-quality managements and recognized brand names. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its principal investment strategies. If the portfolio manager invokes this strategy, the fund's ability to achieve its investment objective may be affected adversely.


   What are the Main Risks of Investing in the Growth Equity Fund. The greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests primarily in common stocks whose value may decrease in response to the activities of the company that issued the stock, and/or general market/economic conditions. If this occurs, the fund's net asset value also may decrease.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Growth Companies. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

   Portfolio Turnover. The fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. The fund's portfolio turnover could exceed 200%. The fund's turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors.

   Who is the Portfolio Manager. Mr. Ashi Parikh, Managing Director and Portfolio Manager for the Institutional Growth Division of Eagle Asset Management, Inc., has been responsible for the day-to-day management of the fund since April 1999.

                                 Prospectus 7

   How the Growth Equity Fund has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Growth Equity Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


                      [CHART]

 1996    1997    1998    1999      2000     2001
 -----   -----   -----   -----   -------  -------
 24.23   37.61   36.69   66.15   (11.55)  (16.86)


   From its inception on November 16, 1995 through December 31, 2001, the Class A shares' highest quarterly return was 43.77% for the quarter ended December 31, 1999 and the lowest quarterly return was -21.27% for the quarter ended September 30, 2001. For the period from January 1, 2002 through September 30,
2002, Class A shares' total return (not annualized) was     %. These returns do
not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.



AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                                                   Since   Inception
                                                                 1 Year  5 Years Inception   Date
                                                                 ------- ------- --------- ---------
Class A.........................................................                           11/16/95
   Return Before Taxes.......................................... -20.81% 16.96%   18.21%
   Return After Taxes on Distributions..........................  ___%    ___%     ___%
   Return After Taxes on Distributions and Sale of Fund Shares..  ___%    ___%     ___%
Class B.........................................................                           01/02/98
   Return Before Taxes.......................................... -20.77%  n/a     12.56%
Class C.........................................................                           11/16/95
   Return Before Taxes.......................................... -17.47% 17.22%   18.26%
                                                                 ------- ------   ------   --------
S&P 500 Index**................................................. 11.88%  10.70%   13.03%   11/16/95
(reflects no deduction for fees, expenses, or taxes)............                  5.67%    01/02/98



* The Growth Equity Fund's returns in this table are after deduction of sales charges and expenses.


** The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock process have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.





   What are the Costs of Investing in the Growth Equity Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund. The fund's expenses are based on actual expenses incurred for the fiscal year ended October 31, 2002.


                                 Prospectus 8

SHAREHOLDER FEES (fees paid directly from your investment):
                                                     Class A   Class B     Class C
                                                     -------   -------     -------
Maximum Sales Charge Imposed on Purchases (as a % of
 offering price)....................................  4.75%      None         None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower)................................  None*      5%**    1%(triangle up)

* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
(triangle up) Declining to 0% at the first year.


ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                             Class A Class B Class C
                                                             ------- ------- -------
Management Fees*............................................  0.75%   0.75%   0.75%
Distribution and Service (12b-1) Fees.......................  0.25%   1.00%   1.00%
Other Expenses*.............................................      %       %       %
                                                              -----   -----   -----
Total Annual Fund Operating Expenses........................      %       %       %
                                                              =====   =====   =====



* Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.35% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.10% of that class' average daily net assets for the fund's 2003 fiscal year. Any reductions in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders.


   Expense Example. This example is intended to help you compare the cost of investing in the Growth Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class                                                      Year 1  Year 3  Year 3  Year 10
A shares........................................................    $       $       $       $
B shares
 Assuming redemption at end of period..........................     $       $       $       $
 Assuming no redemption........................................     $       $       $       $
C shares........................................................    $       $       $       $


                                 Prospectus 9

Growth and Income Trust
================================================================================

   Investment Objective. The Growth and Income Trust primarily seeks long-term capital appreciation and, secondarily, seeks current income.

   How the Growth and Income Trust Pursues its Objective. The fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the fund's investment subadviser, Thornburg Investment Management, Inc., offer prospects for meeting the fund's investment goals.

   The fund's portfolio manager uses a "bottom up" method of analysis based on fundamental research to select securities for the fund's portfolio. The fund's portfolio manager seeks to construct the fund's portfolio to have a higher-weighted average dividend yield than the current dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Investments in the fund's portfolio typically have at least one of the following characteristics: (1) a growth rate greater than inflation; (2) are issued by companies that the portfolio manager believes occupy important positions in an expanding industry;
(3) shareholder-oriented managements; or (4) current market prices below estimated intrinsic value. The fund's portfolio manager generally invests in medium- to large-capitalization companies that are diversified across different industries and sectors.

   Eligible investments typically include common stocks, corporate bonds, convertible bonds, preferred stocks, government securities and real estate investment trusts (REITs). The securities in which the fund may invest may be rated below investment grade by Moody's Investor Services or by Standard & Poor's or, if unrated, deemed to be of comparable quality.


   The fund may write covered call options (not to exceed 10% of its total assets) on common stocks in its portfolio or on common stocks into which securities held by it are convertible to earn additional income or buy call options to close out call options it has written. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


   What are the Main Risks of Investing in the Growth and Income Trust. The greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests primarily in common stocks whose value may decrease in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If this occurs, the fund's net asset value also may decrease.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Growth Companies. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

   High-Yield Securities. The fund also may invest a portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the fund's performance may vary significantly as a result. Therefore, an investment in the fund is subject to a higher risk of loss of principal than an investment in a fund that may not invest in lower-rated securities.

                                 Prospectus 10

   Mid Cap Companies. The fund may invest in medium-capitalization companies, which generally involve greater risks than investing in larger, more established companies. Mid cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.

   Fixed-Income Securities. Because the fund may invest in fixed-income securities, it may be subject to interest rate risk. If interest rates rise, the market value of the fund's fixed-income securities will fall and, thus, may reduce the fund's return.

   Covered Call Options. Because the fund may write covered call options, the fund may be exposed to risk stemming from changes in the value of the stock that the option is written against. While call option premiums may generate incremental portfolio income, they also can limit gains from market movements.

   Who is the Portfolio Manager. William V. Fries, CFA, a Managing Director and Portfolio Manager at Thornburg Investment Management, Inc., has responsibility for the day-to-day management of the fund's investment portfolio.


   How the Growth and Income Trust has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Growth and Income Trust's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



                                  [CHART]

1992  1993     1994   1995   1996   1997   1998  1999  2000   2001
----  -----  -------  -----  -----  -----  ----  ----  ----  ------
11.7  11.12  (0.88)   27.88  22.49  26.94  3.67  1.68  1.86  (3.26)


   For the ten-year period through December 31, 2001, the Class A shares' highest quarterly return was 10.35% for the quarter ended June 30, 1997 and the lowest quarterly return was -8.85% for the quarter ended September 30, 1998. For the period from January 1, 2002 through September 30, 2002, Class A shares'
total return (not annualized) was     %. These returns do not reflect sales
charges. If the sales charges were reflected, the returns would be lower than those shown.



AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                                                    Since   Inception
                                                          1 Year 5 Years 10 Years Inception   Date
                                                          ------ ------- -------- --------- ---------
Class A..................................................                                   __/__/91
   Return Before Taxes................................... -7.86% 4.66%    9.24%     n/a
   Return After Taxes on Distributions...................  ___%   ___%     ___%     n/a
   Return After Taxes on Distributions and Sale of Fund
    Shares...............................................  ___%   ___%     ___%     n/a
Class B..................................................                                   01/02/98
   Return Before Taxes................................... -7.16%  n/a      n/a     -0.09%
Class C..................................................                                   04/03/95
   Return Before Taxes................................... -3.90% 4.91%     n/a     9.49%
                                                          ------ ------   ------   ------   --------
S&P 500 Index**.......................................... 11.88% 10.70%   12.94%   5.67%    01/02/98
(reflects no deduction for fees, expenses, or taxes).....                          14.96%   04/03/95




                                 Prospectus 11

* The Growth and Income Trust's returns in this table are after deduction of sales charges and expenses.


** The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock process have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.





   What are the Costs of Investing in the Growth and Income Trust. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Growth and Income Trust. The fund's expenses are based on actual expenses incurred for the fiscal year ended September 30, 2002.


SHAREHOLDER FEES (fees paid directly from your investment):
                                                     Class A   Class B     Class C
                                                     -------   -------     -------
Maximum Sales Charge Imposed on Purchases (as a % of
  offering price)...................................  4.75%     None           None
Maximum Deferred Sales Charge (as a % of
  original purchase price or redemption proceeds,
  whichever is lower)...............................  None*     5%**      1%(triangle up)

* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
(triangle up) Declining to 0% at the first year.


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                 Class A   Class B   Class C
                                                 -------   -------   -------
         Management Fees*.......................  0.75%     0.75%     0.75%
         Distribution and Service (12b-1) Fees..  0.25%     1.00%     1.00%
         Other Expenses*........................      %         %         %
                                                  -----     -----     -----
         Total Annual Fund Operating Expenses...      %         %         %
         Fee Waiver*............................      %         %         %
                                                  -----     -----     -----
         Net Expenses...........................  1.35%     2.10%     2.10%
                                                  =====     =====     =====



* Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.35% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.10% of that class' average daily net assets for the fund's 2003 fiscal year. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders.


   Expense Example. This example is intended to help you compare the cost of investing in the Growth and Income Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waivers and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class                              Year 1  Year 3  Year 5  Year 10
A shares................................  $606      $       $       $
B shares
 Assuming redemption at end of period...  $613      $       $       $
 Assuming no redemption.................  $213      $       $       $
C shares................................  $213      $       $       $


                                 Prospectus 12

International Equity Fund (formerly Eagle International Equity Portfolio)

================================================================================


   Investment Objective. The International Equity Fund seeks capital appreciation principally through investment in a portfolio of international equity securities.



   How the International Equity Fund Pursues its Objective. The International Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of foreign issuers and depository receipts representing the securities of foreign issuers.



   The fund's portfolio managers use a top down method of analysis based on fundamental research to select securities for the fund's portfolio. The fund may invest in securities traded on any securities market in the world. In allocating the fund's assets among various securities markets of the world, the portfolio manager considers such factors as the condition and growth potential of the economies and securities markets, currency and taxation considerations and financial, social, national and political factors. The portfolio manager also considers market regulations and liquidity of the market.


   The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Countries represented in the EAFE Index include Japan, France, the United Kingdom, Germany, Hong Kong and Singapore. The fund also invests in emerging markets (which may include investments in countries such as India, Mexico and Poland). Emerging markets are those countries whose markets are not yet highly developed. The fund can invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts to improve its returns or protect its assets.

   The fund may invest in any type or size of company. It may invest in companies whose earnings are believed to be in a relatively strong growth trend or in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. Because income is an incidental consideration, the fund also can invest a portion of its assets in investment-grade fixed-income securities when equity securities appear to be overvalued. Investing in fixed-income securities affords the fund the opportunity for capital growth, as in periods of declining interest rates.


   The fund invests primarily in equity securities of foreign companies that the portfolio manager believes have the potential to capitalize on worldwide growth trends and global changes. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange traded index funds based on foreign indices. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.



   What are the Main Risks of Investing in the International Equity Fund. The greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests primarily in equity securities whose value may decrease in response to the activities of the company that issued the security, general market conditions and/or economic conditions. If this occurs, the fund's net asset value also may decrease.


   Foreign Securities. The fund also may invest without limit in foreign securities, either indirectly (e.g., through depository receipts) or directly in foreign markets. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign equity and currency markets -- as well as foreign economies and political systems -- may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of the fund's foreign assets. Foreign laws

                                 Prospectus 13
and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Because the fund may invest in emerging markets, there are risks of greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Derivatives. The fund may use derivatives such as futures contracts, foreign currency forward contracts and options on futures to adjust the risk/return characteristics of its investment portfolio. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies. There can be no assurance that any strategy used will succeed. If the fund's portfolio manager incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the fund, the fund could lose money.

   Fixed-Income Securities. Because the fund may invest in investment-grade fixed-income securities, it is subject to interest rate risk. If interest rates rise, the market value of the fund's fixed-income securities will fall and, thus, may reduce the fund's return.




   Who are the Portfolio Managers. Rudolf Riad Younes, Head of International Equities at Julius Baer Investment Management Inc., and Richard C. Pell, Chief Investment Officer of Julius Baer Investment Management Inc., have been responsible for the day-to-day management of the fund's assets since July 2002.



   How the International Equity Fund has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the International Equity Fund's Class A share performance from one year to another. The table shows what the return of each class of shares would equal if you average out actual performance over various lengths of time. Because this information is based on past performance, it's not a guarantee of future results.


                  [CHART]

1996    1997   1998    1999     2000    2001
-----   ----   -----   -----   ------  -------
11.27   9.14   15.75   36.19   (21.62) (25.25)


   From its inception on December 27, 1995 through December 31, 2001, the fund's Class A shares' highest quarterly return was 25.39% for the quarter ended December 31, 1999 and the lowest quarterly return was -17.42% for the quarter ended September 30, 2001. For the period from January 1, 2002 through
September 30, 2002, Class A shares' total return (not annualized) was     %.
These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


                                 Prospectus 14

AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                                                   Since   Inception
                                                                 1 Year  5 Years Inception   Date
                                                                 ------- ------- --------- ---------
Class A.........................................................                           12/27/95
   Return Before Taxes.......................................... -28.80% -0.81%   1.04%
   Return After Taxes on Distributions..........................  ___%    ___%     ___%
   Return After Taxes on Distributions and Sale of Fund Shares..  ___%    ___%     ___%
Class B.........................................................                           01/02/98
   Return Before Taxes.......................................... -28.74%  n/a     -3.18%
Class C.........................................................                           12/27/95
   Return Before Taxes.......................................... -25.79% -0.60%   1.09%
                                                                 ------- ------   ------   --------
EAFE Index**.................................................... -21.45% 0.90%    1.72%    12/27/95
(reflects no deduction for fees, expenses, or taxes)............                  0.68%    01/02/98



* The International Equity Fund's returns in this table are after deduction of sales charges and expenses.


** The EAFE Index is an unmanaged index representative of the market structure of approximately 47 developed and emerging markets. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.





   What are the Costs of Investing in the International Equity Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. The fund's expenses are restated to reflect the fund's current net expenses for the fiscal year ending
October 31, 2003.



SHAREHOLDER FEES (fees paid directly from your investment):
                                                                Class A            Class B                  Class C
                                                                -------            -------                  -------
Maximum Sales Charge Imposed on Purchases (as a % of
 offering price)...............................................  4.75%                None                    None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower)...........................................  None*                5%**               1%(triangle up)


* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
(triangle up) Declining to 0% at the first year.


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)*:
                                                  Class A   Class B   Class C
                                                  -------   -------   -------
         Management Fees**.......................  1.00%     1.00%     1.00%
         Distribution and Service (12b-1) Fees...  0.25%     1.00%     1.00%
         Other Expenses*.........................      %         %         %
                                                   ----      ----      ----
         Total Annual Fund Operating Expenses....      %         %         %
         Fee Waiver**............................  ____%     ____%     ____%
         Net Expenses............................  1.78%     2.53%     2.53%
                                                   ====      ====      ====


* The expense information in this table has been restated to reflect what the fund's current net expenses would be for the fiscal year ending October 31, 2003, taking into account a contractual fee waiver by Heritage Asset Management, Inc.


                                 Prospectus 15

** Heritage Asset Management, Inc., has agreed contractually to waive its fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.78% of the class' average daily net assets and to the extent that the Class B and Class C annual operating expenses each exceed 2.53% of that class' average daily net assets for the fund's 2003 fiscal year. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders.



   Expense Example. This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waivers and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class                             Year 1  Year 3  Year 5  Year 10
A shares...............................  $647      $       $       $
B shares
  Assuming redemption at end of period.  $656      $       $       $
  Assuming no redemption...............  $256      $       $       $
C shares...............................  $256      $       $       $


                                 Prospectus 16

Mid Cap Stock Fund
================================================================================

   Investment Objective. The Mid Cap Stock Fund seeks long-term capital appreciation.


   How the Mid Cap Stock Fund Pursues its Objective. The Mid Cap Stock Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-capitalization companies, each of which has a total market capitalization of between $500 million and $10 billion (mid cap companies). This policy will not be changed without 60 days' advance notice to shareholders.


   The fund's portfolio manager uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the fund. The fund's portfolio manager seeks to purchase mid cap companies that have above-average earnings, cash flow and growth at a discount from their market value. The portfolio manager focuses on common stocks of mid cap companies that have sustainable advantages in their industries or sectors.


   The fund will invest primarily in the equity securities of companies that the portfolio manager believes may be rapidly developing their business franchises, services and products, and have competitive advantages in their sectors. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


   What are the Main Risks of Investing in the Mid Cap Stock Fund. The greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests in common stocks whose value may decrease in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If this occurs, the fund's net asset value also may decrease.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Mid Cap Companies. Investing in mid cap companies generally involves greater risk than investing in larger, more established companies, but less risk than investing in small-capitalization companies. Mid cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.

   Portfolio Turnover. The fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. The fund's portfolio turnover could exceed 200%. The fund's turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors.

   Who is the Portfolio Manager. Todd McCallister, Ph.D., CFA, Managing Director and a Senior Vice President of Eagle Asset Management, Inc., has been responsible for the day-to-day management since the fund's inception.

                                 Prospectus 17

   How the Mid Cap Stock Fund has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Mid Cap Stock Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


             [CHART]

 1998     1999     2000    2001
 ----     -----    -----   -----
 9.84     26.75    19.46   19.15


   Since its inception on November 6, 1997 through December 31, 2001, the Class A shares' highest quarterly return was 21.68% for the quarter ended December 31, 1999 and the lowest quarterly return was -13.50% for the quarter ended September 30, 1998. For the period from January 1, 2002 through September 30,
2002, Class A shares' total return (not annualized) was     %. These returns do
not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.



AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                                          Since   Inception
                                                                 1 Year Inception   Date
                                                                 ------ --------- ---------
Class A.........................................................                  11/06/97
   Return Before Taxes.......................................... 13.49%  16.80%
   Return After Taxes on Distributions..........................  ___%    ___%
   Return After Taxes on Distributions and Sale of Fund Shares..  ___%    ___%
Class B.........................................................                  01/02/98
   Return Before Taxes.......................................... 14.16%  17.48%
Class C.........................................................                  11/06/97
   Return Before Taxes.......................................... 18.22%  17.29%
                                                                 ------  ------   --------
S&P Mid Cap 400**...............................................         12.64%   11/06/97
   (reflects no deduction for fees, expenses, or taxes)......... -0.61%  12.48%   01/02/98



* The Mid Cap Stock Fund's returns in this table are after deduction of sales charges and expenses.


** The S&P Mid Cap 400 Index is an unmanaged index that measures the performance of the mid-sized company segment of the U.S. market. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.





   What are the Costs of Investing in the Mid Cap Stock Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. The fund's expenses are restated to reflect the fund's current net expenses for the fiscal year ending October 31, 2003.


                                 Prospectus 18

SHAREHOLDER FEES (fees paid directly from your investment):
                                                  Class A Class B     Class C
                                                  ------- ------- ---------------
Maximum Sales Charge Imposed on Purchases (as a %
 of offering price)..............................  4.75%   None        None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds,
 whichever is lower).............................  None*   5%**   1%(triangle up)

* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
(triangle up) Declining to 0% at the first year.


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                 Class A   Class B   Class C
                                                 -------   -------   -------
         Management Fees**......................  0.75%     0.75%     0.75%
         Distribution and Service (12b-1) Fees..  0.25%     1.00%     1.00%
         Other Expenses*........................      %         %         %
                                                  ----      ----      ----
         Total Annual Fund Operating Expenses...      %         %         %
                                                  ----      ----      ----
         Net Expenses...........................  1.45%     2.20%     2.20%
                                                  ====      ====      ====



* The expense information in this table has been restated to reflect what the fund's current net expenses would be for the fiscal year ending October 31, 2003, taking into account a reduced contractual fee waiver by Heritage Asset Management, Inc.


** Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.45% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.20% of that class' average daily net assets for the fund's 2003 fiscal year. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders.


   Expense Example. This example is intended to help you compare the cost of investing in the Mid Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waivers and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      Share Class                            Year 1 Year 3 Year 5 Year 10
      A shares..............................   $      $      $       $
      B shares
        Assuming redemption at end of period   $      $      $       $
        Assuming no redemption..............   $      $      $       $
      C shares..............................   $      $      $       $


                                 Prospectus 19

Small Cap Stock Fund
================================================================================

   Investment Objective. The Small Cap Stock Fund seeks long-term capital appreciation.


   How the Small Cap Stock Fund Pursues its Objective. The Small Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-capitalization companies, each of which has a total market capitalization of less than $2 billion (small cap companies). This policy will not be changed without 60 days' advance notice to shareholders.



   The fund will invest in securities of companies that appear to be undervalued in relation to their long-term earning power or the asset value of their issuers and that appear to have significant future growth potential. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund has two subadvisers, Eagle Asset Management, Inc. and Awad Asset Management, Inc. Each subadviser manages a portion of the fund's assets and has a different management style.


   In making its investment decisions, Eagle generally focuses on investing in the securities of companies that Eagle believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and a high or expanding return on equity. Eagle utilizes a "bottom-up" approach to identifying the companies in which it invests. Eagle also will perform fundamental financial research.

   Awad employs an investment management approach that seeks to provide investment returns in excess of inflation while attempting to minimize volatility relative to the overall small cap market. Awad seeks to achieve these goals through fundamental research consisting of internal research. The companies in which Awad invests generally will have, in the opinion of Awad, steady earnings and cash flow growth, good and/or improving balance sheets, strong positions in their market niches and the ability to perform well in a stagnant economy. The companies purchased generally will have low price-to-earnings ratios relative to the stock market in general.

   What are the Main Risks of Investing in the Small Cap Stock Fund. The greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests in common stocks whose value may decrease in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If this occurs, the fund's net asset value also may decrease.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Value Stocks. This fund may invest its assets in value stocks, which are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks' prices remaining undervalued for extended periods of time. The fund's performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

   Small Cap Companies. Investing in small cap companies generally involves greater risks than investing in medium- or large-capitalization companies. Small cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

                                 Prospectus 20

As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.

   Who are the Portfolio Managers. James D. Awad, Chairman of Awad Asset Management, Inc., has been responsible for the day-to-day management of Awad's portion of the fund's assets since the fund's inception. Bert L. Boksen, a Managing Director and Senior Vice President of Eagle Asset Management, Inc., has been responsible for the day-to-day management of Eagle's portion of the fund's assets since August 1995.


   How the Small Cap Stock Fund has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Small Cap Stock Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



                      [CHART]

1994  1995   1996   1997    1998   1999  2000   2001
----  ----  -----  -----  -------  ----  ----  -----
0.53  36.9   27.46  29.26  (12.21)  7.13  5.57  12.46


   From its inception on May 7, 1993 through December 31, 2001, the Class A shares' highest quarterly return was 21.64% for the quarter ended June 30, 1999 and the lowest quarterly return was -25.03% for the quarter ended September 30, 1998. For the period from January 1, 2002 through September 30, 2002, Class A
shares' total return (not annualized) was     %. These returns do not reflect
sales charges. If the sales charges were reflected, the returns would be lower than those shown.



AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                      Since   Inception
                                     1 Year 5 Years Inception   Date
                                     ------ ------- --------- ---------
Class A.............................                          05/07/93
   Return Before Taxes.............. 7.12%   6.57%   12.24%
   Return After Taxes on
    Distributions...................  ___%   ___%     ___%
   Return After Taxes on
    Distributions and Sale of Fund
    Shares..........................  ___%   ___%     ___%
Class B.............................                          01/02/98
   Return Before Taxes.............. 7.63%    n/a    1.72%
Class C.............................                          04/03/95
   Return Before Taxes.............. 11.62%  6.83%   13.32%
                                     ------  -----   ------   --------
Russell 2000 Index**................ 2.49%   7.52%   10.73%   05/07/93
   (reflects no deduction for                        4.10%    01/02/98
    fees, expenses, or taxes).......                 11.28%   04/03/95



* The Small Cap Stock Fund's returns in this table are after deduction of sales charges and expenses.


** The Russell 2000 Index is an unmanaged index comprised of 2000 companies with an average market capitalization of more than $530 million as of June 30, 2001. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to


                                 Prospectus 21
investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.





   What are the Costs of Investing in the Small Cap Stock Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Stock Fund. The fund's expenses are based on actual expenses incurred for the fiscal year ended October 31, 2002.


SHAREHOLDER FEES (fees paid directly from your investment):
                                                     Class A Class B     Class C
                                                     ------- ------- -------
Maximum Sales Charge Imposed on Purchases (as a % of
 offering price)....................................  4.75%     None         None
Maximum Deferred Sales Charge (as a % of
 original purchase price or redemption proceeds
 whichever is lower)................................  None*     5%**    1%(triangle up)

* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
(triangle up) Declining to 0% at the first year.


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                 Class A   Class B   Class C
                                                 -------   -------   -------
         Management Fees*.......................  0.83%     0.83%     0.83%
         Distribution and Service (12b-1) Fees..  0.25%     1.00%     1.00%
         Other Expenses*........................      %         %         %
                                                  -----     -----     -----
         Total Annual Fund Operating Expenses...      %         %         %
         Fee Waiver.............................      %         %         %
                                                  -----     -----     -----
         Net Expenses...........................  1.30%     2.05%     2.05%
                                                  =====     =====     =====



* Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.30% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.05% of that class' average daily net assets for the fund's 2003 fiscal year. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or reimbursements without the approval of fund shareholders.


   Expense Example. This example is intended to help you compare the cost of investing in the Small Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waivers and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      Share Class                             Year 1 Year 3 Year 5 Year 10
      A shares...............................  $601    $      $       $
      B shares
        Assuming redemption at end of period.  $608    $      $       $
        Assuming no redemption...............  $208    $      $       $
      C shares...............................  $208    $      $       $


                                 Prospectus 22

Technology Fund
================================================================================

   Investment Objective.   The Technology Fund seeks long-term capital
appreciation.


   How the Technology Fund Pursues its Objective.   The Technology Fund seeks
to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) primarily in equity securities of companies that rely extensively on technology in their processes, products or services, or may be expected to benefit from technological advances and improvements in industry, manufacturing and commerce (technology companies). Special emphasis may be given to companies employing innovative technology to enhance distribution systems, develop new products and increase management efficiencies. The fund invests in various technology subsectors, including but not limited to, personal computer hardware and software, enterprise hardware and software, data networking, telecommunications, Internet and electronic commerce, semiconductors, semiconductor equipment, computer/business services, contract manufacturing and component distribution. This policy will not be changed without 60 days' advance notice to shareholders.


   The fund's portfolio manager will use a "bottom-up" method of analysis based on fundamental research to select companies for the fund's portfolio. In selecting investments, the fund's portfolio manager will search for companies, regardless of size, whose stocks appear to be trading below their true value. The Fund may invest in companies that are positioned for accelerated growth or higher earnings. The portfolio manager may sell any security in the fund's portfolio if the company's fundamentals deteriorate, the competitive landscape of the company or its industry changes, the company's position size in the fund's portfolio becomes too large, or new investments are more attractive.


   The fund will invest primarily in equity securities of companies that rely extensively on technology in their processes, products or services, or may be expected to benefit from technological advances and improvements in industry, manufacturing and commerce. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock, and American Depository Receipts. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its pincipal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


   What are the Main Risks of Investing in the Technology Fund.   The greatest
risk of investing in this fund is that its returns will fluctuate and investors could lose their money. This fund invests primarily in the equity securities of companies whose value may decrease in response to the activities of the company that issued the securities, and/or general market/economic conditions. If this occurs, the fund's net asset value also may decrease.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Investing in a Single Sector. The fund concentrates its investments in the technology sector. As a result, the fund's investments are more likely to be sensitive to sector-wide conditions. Adverse conditions or developments affecting one technology subsector may affect other companies within related technology subsectors. The market prices of companies within these subsectors may move in tandem, which may cause greater volatility on the fund's net asset value and performance than on a fund that invests among different and unrelated sectors.

   Technology Companies. Investments in technology companies present special and significant risks. For example, if technology continues to advance at an accelerated rate, and the number of companies

                                 Prospectus 23
and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the fund invests may become obsolete or have relatively short product cycles. As a result the fund's returns may be considerably more volatile than the returns of other mutual funds that do not invest in similarly related companies.

   Small Cap Companies. The fund may invest in small-capitalization technology companies. Small cap companies often have narrower markets and more limite d managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile. They face greater risk of business failure, which also could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.

   Interest Rate Risk. A rising interest rate environment tends to negatively affect companies in the technology sector. Those technology companies having high market valuations may appear less attractive to investors which may cause sharp decreases in the companies' market prices. Further, those technology companies seeking to finance their expansion would have increased borrowing costs which may negatively impact their earnings. In addition, a rise in interest rates typically will cause the market value of any fixed-income securities held by the fund to fall. Consequently, in a rising interest rate environment, the fund's performance may be reduced.

   Illiquid Securities. Because technology securities may be volatile, there is the possibility that the technology securities in which the fund invests may become illiquid. Illiquid securities may trade at a discount when compared to more liquid investments. The fund may be unable to sell illiquid securities in a timely manner or at a fair price due to the lack of liquidity. In addition, the sale of such securities may require more time and increased selling expenses. Consequently, the fund's investments in illiquid securities may have an adverse impact on its net asset value.

   Non-Diversification Risk. The fund is non-diversified, which means it invests in a limited number of companies. Consequently, the performance of any one company may have a substantial impact on the fund's performance. In addition, the fund's net asset value may fluctuate more than a fund investing in a larger number of companies.

   Portfolio Turnover. The fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. The fund's portfolio turnover could exceed 200%. The fund's turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors.

   Who is the Portfolio Manager. Duane Eatherly, CFA, a Portfolio Manager and Senior Research Analyst for the fund's subadviser Eagle Asset Management, Inc., is responsible for the day-to-day management of the fund.


   How the Technology Fund has Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Technology Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. Because this information is based on past performance, it is not a guarantee of future results.


    [CHART]

   2000     2001
 -------  -------
 (33.47)  (26.78)

                                 Prospectus 24

   Since its inception on November 18, 1999 through December 31, 2001, the Class A shares' highest quarterly return was 42.63% for the quarter ended December 31, 2001 and the lowest quarterly return was -40.27% for the quarter ended December 31, 2000. For the period from January 1, 2002 through September
30, 2002, Class A Shares' total return (not annualized) was     %. These
returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                                           Since   Inception
                                                                 1 Year  Inception   Date
                                                                 ------- --------- ---------
Class A.........................................................                   11/18/99
   Return Before Taxes.......................................... -30.26%  -23.21%
   Return After Taxes on Distributions..........................  ___%     ___%
   Return After Taxes on Distributions and Sale of Fund Shares..  ___%     ___%
Class B.........................................................                   11/18/99
   Return Before Taxes.......................................... -30.28%  -23.05%
Class C.........................................................                   11/18/99
Return Before Taxes............................................. -27.37%  -22.02%
                                                                 -------  -------  --------
Goldman Sachs Technology Index**................................                   11/18/99
   (reflects no deduction for fees, expenses, or taxes)......... -28.56%  -26.23%



* The Technology Fund's returns in this table are after deduction of sales charges and expenses.



** The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.



   What are the Costs of Investing in the Technology Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the fund. The fund's expenses are based on expenses incurred for the fiscal year ended October 31, 2002.


SHAREHOLDER FEES (fees paid directly from your investment):
                                                             Class A Class B     Class C
                                                             ------- -------     -------
Maximum Sales Charge Imposed on Purchases (as a % of
 offering price)............................................  4.75%     None      None
Maximum Deferred Sales Charge (as a % of original purchase
 price or redemption proceeds, whichever is lower)..........  None*     5%** 1%(triangle up)

* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.

** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.

(triangle up) Declining to 0% at the first year.

                                 Prospectus 25

ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                                      Class A Class B Class C
                                                                      ------- ------- -------
Management Fees*.....................................................  1.00%   1.00%   1.00%
Distribution and Service (12b-1) Fees................................  0.25%   1.00%   1.00%
Other Expenses*......................................................      %       %       %
                                                                      -       -       -
Total Annual Fund Operating Expenses.................................      %       %       %
Fee Waiver...........................................................      %       %       %
                                                                       ----    ----    ----
Net Expenses.........................................................  1.65%   2.40%   2.40%
                                                                       ====    ====    ====



* Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.65% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.40% of that class' average daily net assets for the fund's 2003 fiscal year. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or reimbursement without the approval of fund shareholders.


   Expense Example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waivers and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      Share Class                             Year 1 Year 3 Year 5 Year 10
      A shares...............................  $635    $    $         $
      B shares
        Assuming redemption at end of period.  $643    $      $       $
        Assuming no redemption...............  $243    $      $       $
      C shares...............................  $243    $      $       $



                                 Prospectus 26

Value Equity Fund
================================================================================

   Investment Objectives. The Value Equity Fund's primary investment objective is long-term capital appreciation. Current income is its secondary objective.

   How the Value Equity Fund Pursues its Objectives. The Value Equity Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in equity securities that, when purchased, meet certain quantitative and qualitative standards that indicate above-average financial soundness and high intrinsic value relative to price.

   The fund invests in those companies that have price-to-earnings ratios 20% below the average of those companies represented by the S&P 500. In addition, each company may have one or more of the following criteria: (1) high dividend yield, (2) low valuations compared with its industry, (3) low debt-to-capital ratio, or (4) favorable cash flow and growth rates.

   The portfolio managers use a "bottom-up" approach centered on a company's fundamentals. Initially, the portfolio managers screen a universe of over 1500 companies. From this universe, they find a number of issuers that meet one or more of their investment criteria. The portfolio managers then consider investment viability of those companies. Some of the tests that they use include: how management uses the company's cash, management's reputation, the market for the company's products, and future industry growth, among other factors. The portfolio managers then select 30 to 50 issuers in a variety of industries for inclusion in the fund's portfolio based on the companies' potential future market performance. The portfolio managers anticipate selling all or part of a company's stock when its fundamentals deteriorate, if that stock's position in the portfolio becomes excessive or if the stock reaches its price target.

   The fund invests primarily in the equity securities of companies that the portfolio manager believes have attractive business models, prospects and growth potential, but that may have been overlooked by the market. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock.


   The fund also may write covered call options not to exceed 10% of its total assets on common stocks in its portfolio or on common stocks into which securities held by it are convertible to earn additional income or to close out call options it has written. As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take temporary defensive positions that are not inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


   What are the Main Risks of Investing in the Value Equity Fund. The greatest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests in common stocks whose value may decrease in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If this occurs, the fund's net asset value also may decrease.


   Stock Market Risks. The value of the fund's stock holdings may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.


   Value Stocks. Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the fund's investments in value stocks may limit its downside risk over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

                                 Prospectus 27

   Covered Call Options. Because the fund may write covered call options, the fund may be exposed to risk stemming from changes in the value of the stock that the option is written against. While options can limit the fund's losses, they also can limit gains from market movements.

   Who are the Portfolio Managers. Russell S. Tompkins, a Managing Partner and the Chief Operating Officer at Osprey Partners Investment Management, LLC, and Jerome D. Fischer, a Managing Partner and the Head of Equity Research at Osprey, have shared responsibility for the day-to-day management of the fund's investment portfolio since May 1999.


   How has the Value Equity Fund Performed. The bar chart and table below illustrate annual fund and market benchmark returns for the periods ended December 31, 2001. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the Value Equity Fund's Class A share performance from one year to another. The table shows what the return for each class of shares would equal if you average out actual performance over various lengths of time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


                        [CHART]

  1995    1996    1997    1998    1999     2000    2001
------   -----   -----   ------   ----    -----   ------
 36.57   13.29   25.53   (0.65)   0.01    13.86   (5.50)


   From its inception on December 30, 1994 through December 31, 2001, the Class A shares' highest quarterly return was 16.29% for the quarter ended December 31, 1998 and the lowest quarterly return was -15.14% for the quarter ended September 30, 2001. For the period from January 1, 2002 through September 30,
2002, Class A shares' total return (not annualized) was     %. These returns do
not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.



AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2001)*
                                                                                   Since   Inception
                                                                 1 Year  5 Years Inception   Date
                                                                 ------- ------- --------- ---------
Class A.........................................................                           12/30/94
   Return Before Taxes.......................................... -9.99%  5.03%%   10.22%
   Return After Taxes on Distributions..........................  ___%    ___%     ___%
   Return After Taxes on Distributions and Sale of Fund Shares..  ___%    ___%     ___%
Class B.........................................................                           01/02/98
   Return Before Taxes.......................................... -10.00%  n/a     0.31%
Class C.........................................................                           04/03/95
   Return Before Taxes.......................................... -6.25%  5.25%    9.51%
                                                                 ------- ------   ------   --------
Russell Value 1000 Index**...................................... -5.59%  11.13%   16.16%   12/30/94
   (reflects no deduction for fees, expenses, or taxes).........                  6.42%    01/02/98
                                                                                  15.25%   04/03/95



* The Value Equity Fund's returns in this table are after deduction of sales charges and expenses.



** The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values. Its returns do not include the effect of any sales charges. That means the actual returns would be lower if they included the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.



   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to


                                 Prospectus 28
investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class B and Class C will vary.



   What are the Costs of Investing in the Value Equity Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund. The fund's expenses are based on actual expenses incurred for the fiscal year ended October 31, 2002.

SHAREHOLDER FEES (fees paid directly from your investment):
                                                                          Class A      Class B          Class C
                                                                          -------      -------          -------
Maximum Sales Charge Imposed on Purchases (as a % of offering price).....  4.75%          None           None
Maximum Deferred Sales Charge (as a % of original
 purchase price or redemption proceeds, whichever is lower)..............  None*          5%**      1%(triangle up)

* If you buy $1,000,000 or more of Class A shares and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale.
** Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase.
(triangle up) Declining to 0% at the first year.


ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets):
                                                                                Class A      Class B       Class C
                                                                                -------      -------       -------
Management Fees*...............................................................  0.75%         0.75%        0.75%
Distribution and Service (12b-1) Fees..........................................  0.25%         1.00%        1.00%
Other Expenses*................................................................      %             %            %
                                                                                 -----         -----        -----
Total Annual Fund Operating Expenses...........................................      %             %            %
Fee Waiver and/or Expense Reimbursement*.......................................      %             %            %
                                                                                 -----         -----        -----
Net Expenses...................................................................  1.45%         2.20%        2.20%
                                                                                 =====         =====        =====



* Heritage Asset Management, Inc. has contractually agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating expenses exceed 1.45% of the class' average daily net assets and Class B and Class C annual operating expenses exceed 2.20% of that class' average daily net assets for the class' 2003 fiscal year. Any reduction in Heritage's management fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below these percentage limitations. The Board may agree to change fee waivers or expense reimbursements without the approval of fund shareholders.


   Expense Example. This example is intended to help you compare the cost of investing in the Value Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waivers and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      Share Class                             Year 1 Year 3 Year 5 Year 10
      A shares...............................  $616    $      $       $
      B shares
        Assuming redemption at end of period.  $623    $      $       $
        Assuming no redemption...............  $223    $      $       $
      C shares...............................  $223    $      $       $


                                 Prospectus 29

                            MANAGEMENT OF THE FUNDS

Who Manages Your Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   Manager. Heritage Asset Management, Inc. (Heritage) serves as investment adviser and administrator for each fund. Heritage manages, supervises and conducts the business and administrative affairs of these funds and other
Heritage mutual funds with net assets totaling approximately $    billion as of
September 30, 2002. The table below indicates what Heritage charged each fund for investment advisory and administration fees during the fund's last fiscal year and contractual fee rates:


                                   Fees Charged   Contractual Fees
                                   ------------ ----------------
      . Aggressive Growth Fund         0.88%          1.00%*
      . Capital Appreciation Trust     0.75%          0.75%
      . Growth Equity Fund             0.75%          0.75%
      . Growth and Income Trust        0.62%          0.75%**
      . Mid Cap Stock Fund             0.80%+         0.75%
      . Small Cap Stock Fund           0.83%          1.00%*
      . Technology Fund                0.88%         1.00%(triangle up)//
      . Value Equity Fund              0.51%          0.75%

               ----------
               * Heritage's annual fee is 1.00% of the fund's average daily net assets on the first $50 million and 0.75% on average daily net assets over $50 million.
              ** Heritage's annual fee is 0.75% of the fund's average daily net assets on the first $100 million and 0.60% on average daily net assets over $100 million.
               + Fees charged reflects a 0.05% recovery of advisory fees that were previously waived.
   (triangle up)  Heritage's annual fees is 1.00% of the fund's average daily net assets on the first $100 million and 0.75% on average daily net assets over $100 million.




   The investment advisory and administration fee charged rate and contractual fee to the International Equity Fund during the fund's last fiscal year were 0.74% and 1.00% respectively. Heritage did not serve as the investment adviser to the International Equity Fund prior to July 1, 2002. Prior to July, 2002, Eagle Asset Management, Inc. served as the Fund's investment adviser.



   Heritage is located at 880 Carillon Parkway, St. Petersburg, Florida 33716, and is a wholly owned subsidiary of Raymond James Financial, Inc. (RJF) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.



   Subadvisers. Heritage may allocate and reallocate the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees. In the future, Heritage may propose the addition of one or more additional subadvisers, subject to approval by the Board of Trustees and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Heritage is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers for the Aggressive Growth Fund, Growth and Income Trust, International Equity Fund, Technology Fund and Value Equity Fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing adviser is terminated. Heritage has selected the following subadvisers to provide investment advice and portfolio management services to the funds' portfolios:



    . Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33717, serves as the subadviser to the Aggressive Growth Fund, the Capital Appreciation Trust, the Growth Equity Fund, the Growth and Income Trust, the Mid Cap Stock Fund, the Small Cap Stock Fund, the Technology Fund and the Value Equity Fund. However, Heritage, the Funds' investment adviser, currently has not allocated any of the assets of the Capital Appreciation Trust, Growth and Income Trust, or the Value Equity Fund to Eagle. As of September 30, 2002, Eagle had approximately $ billion of assets under its discretionary management.


                                 Prospectus 30

    . Goldman Sachs Asset Management, 2502 Rocky Point Drive, Tampa, Florida 33607, serves as the subadviser to the Capital Appreciation Trust. As of September 30, 2002, Goldman Sachs Asset Management, together with its affiliates, acts as investment adviser, administrator or distributor for
       assets in excess of $     billion.



    . Julius Baer Investment Management Inc., 330 Madison Avenue, New York, New York 10017, the subadviser to the International Equity Fund is part of the Julius Baer Group of Zurich, Switzerland, which manages more than
       $     billion of assets for institutions and individuals around the world, as of September 30, 2002.



    . Awad Asset Management, Inc. serves as a subadviser to the Small Cap Stock Fund. Awad, 250 Park Avenue, New York, New York 10177, a wholly
       owned subsidiary of RJF, had $     million of assets under its
       discretionary management as of September 30, 2002.



    . Osprey Partners Investment Management, LLC, Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 07702, serves as subadviser to the Value Equity Fund. Heritage has allocated all of the Fund's assets to Osprey. As of September 30, 2002, Osprey had
       approximately $     billion of assets under its discretionary management.



    . Thornburg Investment Management, Inc., 119 East Marcy Street, Suite 200, Santa Fe, New Mexico 87501, serves as the subadviser to the Growth and Income Trust. Heritage has allocated all of the fund's assets to Thornburg. As of September 30, 2002, Thornburg had approximately $ billion of assets under its discretionary management.




   Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of each fund:

    . Aggressive Growth Fund -- Bert L. Boksen has been responsible for the day-to-day management since the fund's inception. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Prior to that, he was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer, and Chairman of the Raymond James & Associates, Inc. Focus List Committee.


    . Capital Appreciation Trust -- Herbert E. Ehlers is Chief Investment Officer and David G. Shell, Steven M. Barry and Gregory H. Ekizian are Co-Chief Investment Officers and senior portfolio managers of the Goldman Sachs Asset Management investment team that manages the fund. They also are Managing Directors of Goldman Sachs. The investment team is nationally recognized for their ability to identify businesses which are strategically poised for long-term growth and which are reasonably priced.




    . Growth Equity Fund -- Ashi Parikh has been responsible for the day-to-day management of the fund since April 1999. Mr. Parikh is Managing Director of the Institutional Growth Division of Eagle and has served as Managing Director and Portfolio Manager for the Large Capitalization Growth Equity Program for Eagle since April 1999. Mr. Parikh joined Eagle from Bank One Investment Advisers, Inc. where he was Managing Director of their Growth Equity Team and lead manager for the One Group Large Company Growth Fund and the One Group Growth Opportunities Fund. He joined Bank One Corporation in 1992 and Bank One Investment Advisers in 1994.

    . Growth and Income Trust -- William V. Fries has been responsible for the day-to-day management of the fund since July 2001. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995. He has over 30 years of investment management experience, including managing equity mutual funds for another investment management company. He began his investment career as a security analyst and bank investment officer. Mr. Fries is a Chartered Financial Analyst.

                                 Prospectus 31

    . International Equity Fund -- Rudolf Riad Younes and Richard C. Pell have shared responsibility for the day-to-day management of the fund since July 2002. Mr. Younes, Head of International Equities, joined Julius Baer in 1993. Prior to joining Julius Baer Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an MBA in Management from Yale University and an MS in Electrical Engineering from Columbia University. Mr. Pell joined Julius Baer as Chief Investment Officer (USA) in 1995. Prior work experience was at Bankers Trust Company, Mitchell Hutchins Institutional Investors, and Bank of Tokyo Trust Company. Mr. Pell has an MBA in Finance from New York University and an AB in History from the University of California at Berkeley.


    . Mid Cap Stock Fund -- Todd McCallister, Ph.D., CFA, has been responsible for the day-to-day management since the fund's inception. Mr. McCallister is a Managing Director and Senior Vice President of Eagle. Prior to joining Eagle in 1997, Mr. McCallister served as a portfolio manager for IAI Mutual Funds from 1992 to 1997. Stacey Serafini Thomas serves as Assistant Portfolio Manager of the fund since 2000. Prior to joining Eagle, Ms. Thomas was employed in the Investment Banking Department of Raymond James & Associates, Inc. from 1997 to 1999.

    . Small Cap Stock Fund -- James D. Awad has been responsible for the day-to-day management of Awad Asset Management's portion of the fund's assets since the fund's inception. Mr. Awad has been Chairman of Awad since 1992. Bert L. Boksen has been responsible for the day-to-day management of Eagle's portion of the fund's assets since August 1995. Mr. Boksen is a Managing Director and Senior Vice President of Eagle and has been employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.

    . Technology Fund -- Duane Eatherly, a Portfolio Manager and Senior Research Analyst for Eagle, is responsible for the day-to-day management of the fund's portfolio. From July 1996 to May 1999 when he joined Eagle, Mr. Eatherly served as a Sector Manager (Technology Equities) at Banc One Investment Advisors. He was employed by affiliates of Banc One from June 1993 to January 1996. Mr. Eatherly is a Chartered Financial Analyst.

    . Value Equity Fund -- Russell S. Tompkins and Jerome D. Fischer have shared responsibility for the day-to-day management of the fund since May 1999. Mr. Tompkins has been a Managing Partner and Chief Operating Officer at Osprey since September 1998. At the time of his departure from Fox Asset Management, Inc., Mr. Tompkins was a Managing Director, Director of Compliance and Senior Portfolio Manager. He was employed at Fox from January 1988 to September 1998. Mr. Fischer has been a Managing Partner and Head of Equity Research at Osprey since September 1998. At the time of his departure from Fox, Mr. Fischer also had served as a Principal, Director of Large Cap Equity Research and Senior Portfolio Manager. He was employed at Fox from July 1992 to September 1998.

Distribution of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Raymond James & Associates, Inc. (Distributor) currently serves as the distributor of the funds. The Distributor may compensate other broker/dealers to promote sales of fund shares.

   Heritage pays a service fee based on average daily net assets to broker/dealers, including the Distributor, who have services agreements with Heritage. Heritage pays these service fees out of amounts received for investment advisory and administrative services provided to the funds.

                                 Prospectus 32

                                YOUR INVESTMENT

Before You Invest
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--------------------------------------------------------------------------------

   Before you invest in a fund, please:

      . Read this Prospectus carefully.

      . Decide which fund or funds best suit your needs and your goals,

      . Decide which class of shares is best for you, and then

      . Decide how much you wish to invest and how you want to open an account.

Choosing A Class Of Shares
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   You can choose from three classes of fund shares: Class A shares, Class B shares and Class C shares. Each class has a different combination of sales charges and ongoing fees allowing you to choose the class that best meets your needs. You should make this decision carefully based on:


      . the amount you wish to invest,

      . the different sales charges that apply to each share class,

      . whether you qualify for any reduction or waiver of sales charges,

      . the length of time you plan to keep the investment, and

      . the class expenses.


   Class A Shares. You may purchase Class A shares at the "offering price" -- a price equal to their net asset value, plus a maximum sales charge of 4.75% imposed at the time of purchase. Class A shares are subject to ongoing distribution and service (Rule 12b-1) fees of up to 0.25% of their average daily net assets. These fees are lower than the ongoing Rule 12b-1 fees for Class B shares and Class C shares.


   If you choose to invest in Class A shares, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. If you invest more, the sales charge will be lower. You may qualify for a reduced sales charge or the sales charge may be waived as described below.

                             Class A Sales Charges
                               -----------------


                                                        Dealer Concession
                           As a % of       As a % of         as % of
     Your Investment     Offering Price Your Investment Offering Price/(1)/
     ---------------     -------------- --------------- ------------------
     Less than $25,000..      4.75%          4.99%               4.25%
     $25,000 - $49,999..      4.25%          4.44%               3.75%
     $50,000 - $99,999..      3.75%          3.90%               3.25%
     $100,000 - $249,999      3.25%          3.36%               2.75%
     $250,000 - $499,999      2.50%          2.56%               2.00%
     $500,000 - $999,999      1.50%          1.52%               1.25%
     $1,000,000 and over      0.00%          0.00%             0.00%/(2)/

          ----------
       /(1)/ During certain periods, the fund's distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above.
       /(2)/ For purchases of $1 million or more, Heritage may pay from its own resources to the distributor, up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter. An investor who redeems those Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge of 1.00% and Heritage will retain the Rule 12b-1 fees for the 18-month period.

                                 Prospectus 33

   Class B Shares. You may purchase Class B shares at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares within 6 years of purchase, you will pay a "contingent deferred" sales charge (CDSC) at the time of sale of up to 5.00%. Class B shares are subject to ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares but the same as for the Class C shares. Class B shares are offered for sale only for purchases of less than $100,000.

   If you choose to invest in Class B shares, you will pay a sales charge if you sell those shares within 6 years of purchase. The CDSC imposed on sales of Class B shares will be calculated by multiplying the original purchase cost or the current market value of the shares being sold, whichever is less, by the percentage shown on the following chart. The CDSC will decline at the anniversary of your purchase. The longer you hold the shares, the lower the rate of the CDSC. The CDSC may be waived as described below. Any period of time you held Class B shares of the Heritage Cash Trust-Money Market Fund will not be counted when determining your CDSC.

                           Class B Deferred Charges
                             --------------------

                  Redemption During: CDSC on Shares Being Sold
                  ------------------ -------------------------
                    1st year........             5%
                    2nd year........             4%
                    3rd year........             3%
                    4th year........             3%
                    5th year........             2%
                    6th year........             1%
                    After 6 years...             0%

   Conversion of Class B Shares. If you buy Class B shares and hold them for 8 years, we automatically will convert them to Class A shares without charge. Any period of time you held Class B shares of the Heritage Cash Trust-Money Market Fund will be excluded from the 8-year period. At this time, we also will convert any Class B shares that you purchased with reinvested dividends and other distributions. We do this to lower your investment costs.

   When we do the conversion, you will receive Class A shares in an amount equal to the value of your Class B shares. However, because Class A and Class B shares have different prices, you may receive more or less Class A shares after the conversion. The dollar value will be the same, so you have not lost any money as a result of the conversion.

   Class C Shares. You may purchase Class C shares at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than 1 year after purchase, you will pay a CDSC at the time of sale of 1.00%. Class C shares are subject to ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares and is the same as for the Class B shares. Class C shares do not convert to any other class of shares. Any period of time you held Class C shares of the Heritage Cash-Trust Money Market Fund will not be counted toward the 1-year period.

   If you choose to invest in Class C shares, you will pay a sales charge if you sell your shares less than 1 year after purchase. The CDSC imposed on sales of Class C shares will be calculated based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC may be waived as described below.




   The International Equity Fund issued Eagle Class Shares prior to July 2, 2002. On that date, those shares were redesignated as Class C Shares. Those Class C Shares will not be subject to the Class C CDSC. However, any subsequent purchases of Class C shares by those shareholders will be subject to the Class C CDSC.


   Understanding Rule 12b-1 Fees.  Each fund has adopted a plan under Rule
12b-1 that allows it to pay distribution and sales fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase

                                 Prospectus 34
the cost of your investment and may cost you more than paying other types of sales charges. For Capital Appreciation Trust Class A shares purchased prior to April 3, 1995, the fund pays a Rule 12b-1 fee of up to 0.50% of its Class A average daily net assets.

Sales Charge Reductions and Waivers
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We offer a number of ways to reduce or eliminate the initial sales charge on Class A shares or the CDSC on Class B and Class C shares. If you think you are eligible, contact Heritage or your financial advisor for further information.

   Reducing Your Class A Sales Charge. We offer three programs designed to reduce your Class A sales charge. You may choose one of these programs to combine multiple purchases of Class A shares of Heritage mutual funds to take advantage of the reduced sales charges listed in the schedule above. Please complete the appropriate section of your account application or contact your financial advisor or Heritage if you would like to take advantage of these programs.

    . Rights of Accumulation -- Lets you combine purchases in related accounts for purposes of calculating sales charges. Under this program, a related account includes any other direct or beneficial accounts you own, your spouse's accounts, or accounts held by your minor children.

    . Combined Purchase Privilege -- Lets you add the value of your previous Class A investments for purposes of calculating the sales charge if the total amount you have invested is at least $25,000.

    . Statement of Intention -- Lets you purchase Class A shares of any Heritage mutual fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You must invest at least $25,000 to obtain the benefit of this privilege.

   Heritage Transfer Program.   If you have sold shares of a mutual fund other
than a Heritage mutual fund within the last 90 days, we will waive the Class A sales charge on your investment. You qualify for this waiver if:


    .  You purchase Class A shares of a Heritage mutual fund between       ,
       2003 and       , 2003 or       , 2003 and       , 2003,

    . You provide a copy of your account statement showing the sale of your other mutual fund shares, and
    . You or your financial advisor submit, at the time of your purchase, a request that your purchase be processed without a sales charge.


   Waiver of Class A Shares Sales Charge. Class A shares may be sold at net asset value without any sales charge to: (1) Heritage and each fund's subadvisers; (2) current and retired officers and Trustees of a fund; (3) directors, officers and full-time employees of Heritage, any subadviser of a Heritage mutual fund, their distributor and their affiliates; (4) registered financial advisors and employees of broker-dealers that are parties to dealer agreements with the funds' distributor (or financial institutions that have arrangements with such broker-dealers); (5) directors, officers and full-time employees of banks that are party to agency agreements with the distributor; and (6) all such persons' immediate relatives and their beneficial accounts. In addition, members of the American Psychiatric Association may purchase Class A shares at a sales charge equal to two-thirds of the percentages in the above table. The dealer concession also will be adjusted in a like manner. Class A shares also may be purchased without sales charges by investors who participate in certain broker-dealer wrap fee investment programs.


   Class A shares also may be sold at net asset value without any sales charge to individual retirement accounts, qualified retirement plans and taxable accounts that execute transactions through a single omnibus account per fund that is maintained by a financial institution or service organization that has entered into an acceptable administrative or similar agreement with the applicable Heritage mutual fund, Heritage or the fund's distributor.

                                 Prospectus 35

   In addition, Class A shares may be sold at net asset value without any sales charges to participants of retirements plans which have at least 100 participants or $50 million dollars. Heritage may pay from its own resources to the Distributor up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter, by these plans. Any participant in these plans who redeems Class A shares within 18 months of his or her purchase may be subject to a CDSC of 1.00% and Heritage may retain the Rule 12b-1 fees for a period up to 18 months.

   CDSC Waivers. The CDSC for Class A shares, Class B shares and Class C shares currently is waived if the shares are sold:

     . to make certain distributions from retirement plans, . because of shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse), . to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan, or
     . to close out shareholder accounts that do not comply with the minimum balance requirements.

   Reinstatement Privilege. If you sell shares of a Heritage mutual fund, you may reinvest some or all of the sales proceeds up to 90 days later in the same share class of any Heritage mutual fund without incurring additional sales charges. If you paid a CDSC, the reinvested shares will have no holding period requirement. You must notify your fund if you decide to exercise this privilege.

How To Invest
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   Minimum Initial Investment.  Once you have chosen a share class, the next step is to determine the amount you wish to invest. The minimum initial investment for Class A, Class B and Class C shares of each fund is:


                            Minimum Initial       Subsequent
Type of Account               Investment          Investment
---------------             --------------- ----------------------
Regular Account............     $1,000            No minimum
Periodic Investment Program      $50        $50 on a monthly basis
Retirement Account.........      $500             No minimum



   Heritage may waive these minimum requirements at its discretion. Contact Heritage or your financial advisor for further information.




   You may invest in a fund in the following ways:



   Through Your Financial Advisor. You may invest in a fund by contacting your financial advisor. Your financial advisor can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.


   By Mail. You may invest in a fund directly by completing and signing the account application found in this Prospectus. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Cashier's checks, money orders, travel checks and similar instruments are not acceptable forms of payment to purchase fund shares. Mail the application and your payment to:


            Heritage Asset Management, Inc.

            P.O. Box 33022
            St. Petersburg, FL 33733


   By Telephone. If you provide your bank account information, Heritage can initiate a purchase from that account. Complete the appropriate sections of the Heritage account application and attach a voided check to activate this service. This method cannot be used to open a new account.


                                 Prospectus 36

   By Periodic Investment Program. We offer the following plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time. Availability of these plans may be limited by your financial advisor.



    . From Your Bank Account -- You may instruct us to transfer funds from a specific bank checking account to your Heritage account. This transfer will be effected either by electronic transfer or paper draft. Complete the appropriate sections of the account application or the Heritage Direct Payment Plan form to activate this service. Heritage reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive months.




    . Automatic Exchange -- You may make automatic regular exchanges between two or more Heritage mutual funds. These exchanges are subject to the exchange requirements discussed below.


The intent of these plans is to encourage you to increase your Heritage account balance to the fund's minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open.





   By Direct Deposit. You may instruct your employer, insurance company, or the Federal government to direct all or part of the payments you receive to your Heritage account. All payments from the U.S. government, including payroll, pension, Social Security, and income tax refund are eligible for this service. The following information must be provided to the payor in the enrollment process:







                        ---------------------------------------------
.. Bank routing number:   0    1    1    0    0    0     0   2    8
                        ---------------------------------------------
                        -------------------------------------------------------------------------------------
.. Account number:        7    7    0    0    1    f     f   a    a    a    a    a    a    a    a    a    a
                        -------------------------------------------------------------------------------------

                        "f" represents the two digit fund code found on the Fund
                        Selection section of the Heritage account application.

                        "a" represents the first 10 digits of your Heritage account number. All Heritage account numbers begin with 44 or 66.

   For example if your Heritage account number is 44123456789 and you wish to establish a direct deposit to the Class A shares of the Heritage Capital Appreciation Trust, you would enter 77001914412345678.

.. The account must be designated as a checking account.



Please note that these instructions are different than the Federal Reserve wire instructions below.


   By Wire. You may invest in a fund by Federal Reserve wire sent from your bank. Mail your completed and signed account application to Heritage. Contact Heritage at (800) 421-4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Send your investment and the following information by Federal Reserve or bank wire to:

            State Street Bank and Trust Company
            ABA # 011-000-028
            Account # 3196-769-8
            Name of the Fund
            The class of shares to be purchased
            (Your account number assigned by Heritage)
            (Your name)


   Through a Retirement Plan. Heritage mutual funds offer a range of retirement plans, including traditional, Roth, SEP and SIMPLE IRA plans/accounts. A special application and custodial agreement is required. Contact your financial advisor or Heritage for more information. Heritage reserves the right to cancel your plan at any time.


                                 Prospectus 37

How To Sell Your Investment
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   You can sell -- or redeem -- shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. If you sell shares that were recently purchased by check or automated clearing house deposits (ACH), payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Drafts or ACH transactions initiated by a third party are not acceptable redemption instructions and will not be honored.

   Application of CDSC. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held Class A, Class B or Class C shares of Heritage Cash Trust-Money Market Fund will not be counted for purposes of calculating the CDSC.


   You may contact your financial advisor or Heritage with instructions to sell your investment in the following ways. Availability of these options may be limited by your financial advisor or dealer.



   Through Your Financial Advisor. You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor will transmit your request to sell shares of your fund and may charge you a fee for this service.


   By Telephone. You may sell shares from your account by telephone by calling Heritage at (800) 421-4184 prior to the close of regular trading on the New York Stock Exchange - typically 4:00 p.m. Eastern time. If you do not wish to have telephone redemption privileges, you must complete the appropriate section of the account application.

   For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone call.


   When redeeming shares by telephone, payment of up to $50,000 can be made one of the following ways:



    . Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request, or



    . By check to your address of record, provided there has not been an address change in the last 30 days.




   In Writing. You may sell Class A, Class B or Class C shares of your fund by sending a letter of instruction. Specify the fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Include all signatures and any additional documents that may be required. Mail the request to Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.

   All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

   A signature guarantee of your request is required if the redemption is:

    .  Greater than $50,000


    . Sent to an address other than the address of record, or preauthorized bank or brokerage firm account,


                                 Prospectus 38

    .  Sent to a payee other than the shareholder of record, or

    . Sent to an address of record that has been changed within the past 30 days.

   A signature guarantee helps protect your account against fraud. We will only accept official signature guarantees from participants in our signature guarantee program, which includes most banks and securities dealers. A notary public cannot guarantee your signature.

   Payment for a written request can be made one of the following ways:


    . Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request,



    .  By check, or




    . By Federal Reserve wire to a bank account you specify. Your financial advisor can provide you with the necessary form to request a wire. We normally send these proceeds on the next business day and credit by the receiving institution is subject to the time they receive the instructions from the Federal Reserve Bank and their posting policies. We cannot guarantee that you will receive credit on the same day we send the wire. A wire fee will be charged to your account.


   By Systematic Withdrawal Plan. This plan may be used for periodic withdrawals from your account. To establish, complete the appropriate section of the account application or the Heritage systematic withdrawal form (available from your financial advisor or Heritage) and send that form to Heritage. You should consider the following factors when establishing a plan:


    .  Make sure you have a sufficient amount of shares in your account.


    . Determine how much you wish to withdraw. You must withdraw a minimum of $50 for each transaction.


    . Make sure you are not planning to invest more money in this account (buying shares during a period when you also are selling shares of the same fund is not advantageous to you because of sales charges).

    .  Determine the schedule: monthly, quarterly, semiannual or annual basis.

    . Determine which day of the month you would like the withdrawal to occur. Available dates are the 1st, 5th, 10th or 20th day of the month. If such a day falls on the weekend, the withdrawal will take place on the next business day.

    . Heritage reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

How To Exchange Your Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   If you own Class A, Class B or Class C shares of a fund for at least 30 days, you can exchange those shares for shares of the same class of any other Heritage mutual fund provided you satisfy the minimum investment requirements. You may exchange your Class A, Class B or Class C shares by calling your financial advisor or Heritage if you exchange to like titled Heritage accounts. Written instructions with a signature guarantee, as described above, are required if the accounts are not identically registered.



   You may make exchanges of Class A, Class B or Class C shares without paying any additional sales charges. However, if you exchange shares of the Heritage Cash Trust-Money Market Fund and Municipal Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage mutual fund, you must pay the applicable sales charge.


   Class A, Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange. However, if you hold Class A, Class B shares or Class C shares in the Heritage Cash Trust-Money Market Fund, the time you hold those shares in that fund will not be counted for purposes of calculating the CDSC.

                                 Prospectus 39

Account and Transaction Policies
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--------------------------------------------------------------------------------

   Price of Shares. The funds' regular business days are the same as those of the New York Stock Exchange (NYSE), normally Monday through Friday. The net asset value per share (NAV) for each class of a fund is determined each business day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The share price is calculated by dividing a class' net assets by the number of its outstanding shares. Because the value of a fund's investment portfolio changes every business day, the NAV usually changes as well.

   In calculating NAV, the funds typically price their securities by using pricing services or market quotations. However, in cases where these are unavailable or when the portfolio manager believes that subsequent events have rendered them unreliable, a fund may use fair-value estimates instead. In addition, a fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of a fund's shares may change on days when shareholders will not be able to purchase or redeem a fund's shares.


   Timing of Orders. All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been accepted by the funds, the Distributor or a participating dealer. Orders are accepted until the close of regular trading on the NYSE every business day -- normally 4:00 p.m. Eastern time -- and are executed the same day at that day's NAV. Otherwise, all orders will be executed at the NAV determined as of the close of regular trading on the next trading day.



   Customer Identification Procedures. The funds are required to obtain certain information about you in order to open an account. You must provide Heritage with the name, physical address, social security or other taxpayer identification number, date of birth and phone number of all owners of the account. A post office box cannot be used as the physical address on the account. Heritage will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, Heritage may employ additional verification methods or refuse to open your account. The information gathered also will be verified when you change the principal physical address on your account.


   Restrictions on Orders. The funds and their distributor reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

   Redemption in Kind. We reserve the right to give you securities instead of cash when you sell shares of your fund. If the amount of the sale is at least either $250,000 or 1% of a fund's assets, we may give you securities from the fund's portfolio instead of cash.

   Accounts With Below-Minimum Balances. If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

   Market Timers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

                                 Prospectus 40

Dividends, Capital Gain Distributions and Taxes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Distributions and Taxes. Each fund annually distributes to its shareholders dividends from its net investment income except Growth and Income Trust, that distributes dividends to its shareholders quarterly. Net investment income generally consists of interest income and dividends received on investments, less expenses. The dividends you receive from a fund will be taxed as ordinary income.

   Each fund also distributes net capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of net capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of net capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates.

   Fund distributions of dividends and net capital gain are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check or direct them for purchase of shares in another Heritage Mutual Fund. However, if you have a retirement plan or a Systematic Withdrawal Plan, your distributions will be automatically reinvested in fund shares.

   In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of Transaction                              Tax Status
-------------------                              ----------
Income dividends................................ Ordinary income rate
Net short-term capital gain distributions....... Ordinary income rate
Net long-term capital gain distributions........ Capital gains rate
Sales or exchanges of fund shares owned for more
  than one year................................. Long-term capital gains or losses (capital gains rate)
Sales or exchanges of fund shares owned for one  Gains are taxed at the same rate as ordinary income;
  year or less..................................   losses are subject to special rules

   Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class' expense ratio is lowest).

   Tax Reporting. During each year, we will send non-retirement plan account holders, a Form 1099 that tells you the amount of fund distributions you received for the prior calendar year, and the tax status of those distributions, and a list of reportable sale transactions. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

   Withholding Taxes. If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer identification number or you otherwise are subject to backup withholding, federal law requires us to withhold a portion of your distributions and sale proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return.

   Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

                                 Prospectus 41

Financial Highlights - Aggressive Growth Fund

================================================================================

   The following table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Aggressive Growth Fund outstanding for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                            Aggressive Growth Fund


                                                  Class A Shares*                             Class B Shares*
                                    ---------------------------------------     ---------------------------------------
                                          For the Years Ended October 31,             For the Years Ended October 31,
                                    ---------------------------------------     ---------------------------------------
                                    2002   2001      2000     1999     1998+    2002   2001      2000     1999     1998+
                                    ---- -------  ------     ------  ------     ---- -------  ------     ------  ------
Net asset value, beginning of year.  $   $ 27.46  $20.80     $15.35  $14.29      $   $ 26.98  $20.61     $15.33  $14.29
                                     --  -------  ------     ------  ------      --  -------  ------     ------  ------
Income from Investment
 Operations:
  Net investment loss..............        (0.13)  (0.24)(a)  (0.15)     --            (0.28)  (0.43)(a)  (0.29)  (0.03)
  Net realized and unrealized gain
   (loss) on investments...........        (5.82)   9.10       5.60    1.06            (5.69)   9.00       5.57    1.07
                                     --  -------  ------     ------  ------      --  -------  ------     ------  ------
  Total from Investment
   Operations......................        (5.95)   8.86       5.45    1.06            (5.97)   8.57       5.28    1.04
                                     --  -------  ------     ------  ------      --  -------  ------     ------  ------
Less Distributions:
  Distributions from net
   realized gains..................        (3.53)  (2.20)        --      --            (3.53)  (2.20)        --      --
                                     --  -------  ------     ------  ------      --  -------  ------     ------  ------
Net asset value, end of year.......  $   $ 17.98  $27.46     $20.80  $15.35      $   $ 17.48  $26.98     $20.61  $15.33
                                     ==  =======  ======     ======  ======      ==  =======  ======     ======  ======
Total Return (%) (b)...............       (23.66)  44.87      35.50    7.42 (c)       (24.23)  43.80      34.44    7.28 (c)
Ratios and Supplemental Data:
  Expenses to average daily
   net assets
   With expenses waived/
    recovered (%)..................         1.47    1.57 (a)   1.65    1.65 (d)         2.22    2.32 (a)   2.40    2.40 (d)
   Without expenses waived/
    recovered (%)..................         1.47    1.48       1.79    3.64 (d)         2.22    2.23       2.54    4.39 (d)
  Net investment income (loss) to
   average daily net assets (%)....        (0.63)  (0.88)     (0.78)   0.08 (d)        (1.39)  (1.64)     (1.53)  (0.77)(d)
  Portfolio turnover rate (%)......          249     252        195      34              249     252        195      34
  Net assets, end of year
   ($ millions)....................           38      50         27      11               15      19         10       4


                                                  Class C Shares*
                                    ---------------------------------------
                                          For the Years Ended October 31,
                                    ---------------------------------------
                                    2002   2001      2000     1999     1998+
                                    ---- -------  ------     ------  ------
Net asset value, beginning of year.  $   $ 26.98  $20.61     $15.33  $14.29
                                     --  -------  ------     ------  ------
Income from Investment
 Operations:
  Net investment loss..............        (0.28)  (0.43)(a)  (0.29)  (0.03)
  Net realized and unrealized gain
   (loss) on investments...........        (5.69)   9.00       5.57    1.07
                                     --  -------  ------     ------  ------
  Total from Investment
   Operations......................        (5.97)   8.57       5.28    1.04
                                     --  -------  ------     ------  ------
Less Distributions:
  Distributions from net
   realized gains..................        (3.53)  (2.20)        --      --
                                     --  -------  ------     ------  ------
Net asset value, end of year.......  $   $ 17.48  $26.98     $20.61  $15.33
                                     ==  =======  ======     ======  ======
Total Return (%) (b)...............       (24.23)  43.80      34.44    7.28 (c)
Ratios and Supplemental Data:
  Expenses to average daily
   net assets
   With expenses waived/
    recovered (%)..................         2.22    2.32 (a)   2.40    2.40 (d)
   Without expenses waived/
    recovered (%)..................         2.22    2.22       2.54    4.39 (d)
  Net investment income (loss) to
   average daily net assets (%)....        (1.39)  (1.62)     (1.53)  (0.71)(d)
  Portfolio turnover rate (%)......          249     252        195      34
  Net assets, end of year
   ($ millions)....................           30      38         16       3

----------
* Per share amounts have been calculated using the monthly average share method.
+  For the period August 20, 1998 (commencement of operations) to October 31,
   1998.
(a) The year ended October 31, 2000 includes payment of previously waived management fees to the Manager for Class A, B and C Shares.
(b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

                                 Prospectus 42

Financial Highlights - Capital Appreciation Trust

================================================================================

   The financial highlights table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Capital Appreciation Trust for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                          Capital Appreciation Trust


                                                            Class A Shares                       Class B Shares
                                                 ------------------------------------  -------------------------------
                                                    For the Years Ended August 31,       For the Years Ended August 31,
                                                 ------------------------------------  -------------------------------
                                                 2002   2001    2000    1999    1998     2001    2000    1999     1998+
                                                 ---- -------  ------  ------  ------  -------  ------  ------  ------
Net asset value, beginning of year..............  $   $ 32.41  $27.18  $20.34  $18.60  $ 31.20  $26.40  $19.91  $19.36
                                                  --  -------  ------  ------  ------  -------  ------  ------  ------
Income from Investment Operations:
  Net investment loss...........................        (0.16)  (0.16)  (0.10)  (0.07)   (0.29)  (0.29)  (0.19)  (0.06)
  Net realized and unrealized gain (loss) on
   investments..................................        (5.44)   8.01    8.26    3.94    (5.24)   7.71    8.00    0.61
                                                  --  -------  ------  ------  ------  -------  ------  ------  ------
  Total from Investment Operations..............        (5.60)   7.85    8.16    3.87    (5.53)   7.42    7.81    0.55
                                                  --  -------  ------  ------  ------  -------  ------  ------  ------
Less Distributions:
  Distributions from net realized gains.........        (3.03)  (2.62)  (1.32)  (2.13)   (3.03)  (2.62)  (1.32)     --
  Distributions in excess of net realized gains.        (0.17)     --      --      --    (0.17)     --      --      --
                                                  --  -------  ------  ------  ------  -------  ------  ------  ------
  Total Distributions...........................        (3.20)  (2.62)  (1.32)  (2.13)   (3.20)  (2.62)  (1.32)     --
                                                  --  -------  ------  ------  ------  -------  ------  ------  ------
Net asset value, end of year....................  $    $23.61  $32.41  $27.18  $20.34  $ 22.47  $31.20  $26.40  $19.91
                                                  ==  =======  ======  ======  ======  =======  ======  ======  ======
Total Return (%) (b)............................       (18.48)  29.55   41.18   21.45   (19.01)  28.75   40.27    2.84 (b)
Ratios and Supplemental Data:
  Expenses to average daily net assets..........         1.22    1.24    1.29    1.41     1.91    1.90    1.92    2.01 (c)
  Net investment loss to average daily
   net assets (%)...............................        (0.68)  (0.55)  (0.45)  (0.34)   (1.36)  (1.21)  (1.10)  (0.86)(c)
  Portfolio turnover rate (%)...................           28      48      44      25       28      48      44      25 (b)
  Net assets, end of year ($ millions)..........         2.33     244     169     104       42      43      20       5


                                                          Class C Shares
                                                 -------------------------------
                                                  For the Years Ended August 31,
                                                 -------------------------------
                                                   2001    2000    1999    1998
                                                 -------  ------  ------  ------
Net asset value, beginning of year.............. $ 31.19  $26.39  $19.90  $18.34
                                                 -------  ------  ------  ------
Income from Investment Operations:
  Net investment loss...........................   (0.29)  (0.29)  (0.19)  (0.09)
  Net realized and unrealized gain (loss) on
   investments..................................   (5.24)   7.71    8.00    3.78
                                                 -------  ------  ------  ------
  Total from Investment Operations..............   (5.53)   7.42    7.81    3.69
                                                 -------  ------  ------  ------
Less Distributions:
  Distributions from net realized gains.........   (3.03)  (2.62)  (1.32)  (2.13)
  Distributions in excess of net realized gains.   (0.17)     --      --      --
                                                 -------  ------  ------  ------
  Total Distributions...........................   (3.20)  (2.62)  (1.32)  (2.13)
                                                 -------  ------  ------  ------
Net asset value, end of year.................... $ 22.46  $31.19  $26.39  $19.90
                                                 =======  ======  ======  ======
Total Return (%) (b)............................  (19.02)  28.76   40.29   20.72
Ratios and Supplemental Data:
  Expenses to average daily net assets..........    1.91    1.90    1.92    2.00
  Net investment loss to average daily
   net assets (%)...............................   (1.37)  (1.21)  (1.10)  (0.90)
  Portfolio turnover rate (%)...................      28      48      44      25
  Net assets, end of year ($ millions)..........      78      74      35      12

----------
+ For the period January 2, 1998 (commencement of Class B Shares) to August 31, 1998.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

                                 Prospectus 43

Financial Highlights - Growth Equity Fund

================================================================================

   The following table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Growth Equity Fund for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                              Growth Equity Fund


                                                    Class A Shares*                            Class B Shares*
                                        ---------------------------------------  ---------------------------------------
                                            For the Years Ended October 31,            For the Years Ended October 31,
                                        ---------------------------------------  ---------------------------------------
                                        2002   2001     2000     1999     1998   2002   2001     2000     1999      1998+
                                        ---- -------  -------  -------  -------  ---- -------  -------  -------  -------
Net asset value, beginning of year.....  $   $ 50.91  $ 43.44  $ 28.82  $ 23.77   $   $ 48.87  $ 42.17  $ 28.18  $ 24.33
                                         --  -------  -------  -------  -------   --  -------  -------  -------  -------
Income from Investment Operations:
  Net investment loss..................        (0.18)   (0.39)   (0.20)   (0.11)        (0.40)   (0.77)   (0.47)   (0.23)
  Net realized and unrealized gain
   (loss) on investments...............       (14.92)   13.33    14.82     5.48        (14.20)   12.94    14.46     4.08
                                         --  -------  -------  -------  -------   --  -------  -------  -------  -------
  Total from Investment
   Operations..........................       (15.10)   12.94    14.62     5.37        (14.60)   12.17    13.99     3.85
                                         --  -------  -------  -------  -------   --  -------  -------  -------  -------
Less Distributions:
  Distributions from net realized
   gains...............................        (8.61)   (5.47)      --    (0.32)        (8.61)   (5.47)      --       --
                                         --  -------  -------  -------  -------   --  -------  -------  -------  -------
Net asset value, end of year...........  $    $27.20   $50.91   $43.44   $28.82   $    $25.66   $48.87   $42.17    $28.18
                                         ==  =======  =======  =======  =======   ==  =======  =======  =======  =======
Total Return (%)(b)....................       (34.31)   31.04    50.73    22.84        (34.82)   30.05    49.65    15.82 (c)
Ratios and Supplemental Data:
  Expenses to average daily net
   assets
   With expenses recovered(%)..........         1.22     1.19     1.24     1.38          1.97     1.94     1.98     2.11 (d)
   Without expenses
    recovered(%).......................         1.22     1.19     1.24     1.38          1.97     1.94     1.98     2.11
  Net investment loss to average
   daily net assets (%)................        (0.53)   (0.73)   (0.56)   (0.40)        (1.28)   (1.48)   (1.30)   (1.10)(d)
  Portfolio turnover rate (%)..........          205      392      160       54           205      392      160       54
  Net assets, end of year ($ millions)            93      135       67       40            40       45       16        5


                                                    Class C Shares*
                                        ---------------------------------------
                                            For the Years Ended October 31,
                                        ---------------------------------------
                                        2002   2001     2000     1999     1998
                                        ---- -------  -------  -------  -------
Net asset value, beginning of year.....  $   $ 48.86  $ 42.15  $ 28.18  $ 23.42
                                         --  -------  -------  -------  -------
Income from Investment Operations:
  Net investment loss..................        (0.40)   (0.76)   (0.47)   (0.31)
  Net realized and unrealized gain
   (loss) on investments...............       (14.20)   12.94    14.44     5.39
                                         --  -------  -------  -------  -------
  Total from Investment
   Operations..........................       (14.60)   12.18    13.97     5.08
                                         --  -------  -------  -------  -------
Less Distributions:
  Distributions from net realized
   gains...............................        (8.61)   (5.47)      --    (0.32)
                                         --  -------  -------  -------  -------
Net asset value, end of year...........  $    $25.65   $48.86   $42.15   $28.18
                                         ==  =======  =======  =======  =======
Total Return (%)(b)....................       (34.82)   30.09    49.57    21.93
Ratios and Supplemental Data:
  Expenses to average daily net
   assets
   With expenses recovered(%)..........         1.97     1.94     1.99     2.13
   Without expenses
    recovered(%).......................         1.97     1.94     1.99     2.13
  Net investment loss to average
   daily net assets (%)................        (1.28)   (1.48)   (1.31)   (1.15)
  Portfolio turnover rate (%)..........          205      392      160       54
  Net assets, end of year ($ millions)            92      141       75       39

----------
* Per share amounts have been calculated using the monthly average share method.
+ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.
(a) The year ended October 31, 1997 includes payment of previously waived management fees to Heritage for Class A and C Shares.
(b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

                                 Prospectus 44

Financial Highlights - Growth and Income Trust

================================================================================

   The following table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Growth and Income Trust for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                            Growth and Income Trust


                                                      Class A Shares*                         Class B Shares
                                           ------------------------------------  ------------------------------------
                                             For the Years Ended September 30,      For the Years Ended September 30,
                                           ------------------------------------  ------------------------------------
                                           2002   2001    2000    1999    1998   2002   2001    2000    1999     1998+
                                           ---- -------  ------  ------  ------  ---- -------  ------  ------  ------
Net asset value, beginning of year........  $   $ 15.40  $14.95  $14.99  $16.65   $   $ 15.21  $14.76  $14.82  $15.62
                                            --  -------  ------  ------  ------   --  -------  ------  ------  ------
Income from Investment Operations:
  Net investment income...................         0.15    0.19    0.34    0.36          0.04    0.08    0.22    0.19
  Net realized and unrealized gain (loss)
   on investments.........................        (1.59)   0.51    0.57   (0.37)        (1.55)   0.50    0.56   (0.88)
                                            --  -------  ------  ------  ------   --  -------  ------  ------  ------
  Total from Investment Operations........        (1.44)   0.70    0.91   (0.01)        (1.51)   0.58    0.78   (0.69)
                                            --  -------  ------  ------  ------   --  -------  ------  ------  ------
Less Distributions:
  Dividends from net investment
   income.................................        (0.11)  (0.25)  (0.33)  (0.32)        (0.03)  (0.13)  (0.22)  (0.11)
  Distributions from net realized
   gains..................................        (2.52)     --   (0.62)  (1.33)        (2.52)     --   (0.62)     --
                                            --  -------  ------  ------  ------   --  -------  ------  ------  ------
  Total Distributions.....................        (2.63)  (0.25)  (0.95)  (1.65)        (2.55)  (0.13)  (0.84)  (0.11)
                                            --  -------  ------  ------  ------   --  -------  ------  ------  ------
Net asset value, end of year..............  $   $ 11.33  $15.40  $14.95  $14.99   $   $ 11.15  $15.21  $14.76  $14.82
                                            ==  =======  ======  ======  ======   ==  =======  ======  ======  ======
Total Return (%) (a)......................       (10.47)   4.74    6.14   (0.34)       (11.04)   3.95    5.32   (4.50)(b)
Ratios and Supplemental Data:
  Expenses to average daily net assets
   With expenses
    waived (%)............................         1.35    1.33    1.27    1.29          2.10    2.08    2.02    2.04 (c)
   Without expenses
    waived (%)............................         1.48      --      --      --          2.23      --      --      --
  Net investment income to average
   daily net assets (%)...................         1.08    1.27    2.19    2.24          0.30    0.55    1.44    1.75 (c)
  Portfolio turnover rate (%).............          178      58      46      66           178      58      46      66
  Net assets, end of year ($ millions)....           33      46      60      68             4       4       7       6


                                                      Class C Shares
                                           ------------------------------------
                                             For the Years Ended September 30,
                                           ------------------------------------
                                           2002   2001    2000    1999    1998
                                           ---- -------  ------  ------  ------
Net asset value, beginning of year........  $   $ 15.21  $14.76  $14.82  $16.49
                                            --  -------  ------  ------  ------
Income from Investment Operations:
  Net investment income...................         0.04    0.08    0.22    0.25
  Net realized and unrealized gain (loss)
   on investments.........................        (1.56)   0.50    0.56   (0.38)
                                            --  -------  ------  ------  ------
  Total from Investment Operations........        (1.52)   0.58    0.78   (0.13)
                                            --  -------  ------  ------  ------
Less Distributions:
  Dividends from net investment
   income.................................        (0.03)  (0.13)  (0.22)  (0.21)
  Distributions from net realized
   gains..................................        (2.52)     --   (0.62)  (1.33)
                                            --  -------  ------  ------  ------
  Total Distributions.....................        (2.55)  (0.13)  (0.84)  (1.54)
                                            --  -------  ------  ------  ------
Net asset value, end of year..............  $   $ 11.14  $15.21  $14.76  $14.82
                                            ==  =======  ======  ======  ======
Total Return (%) (a)......................       (11.12)   3.95    5.32   (1.08)
Ratios and Supplemental Data:
  Expenses to average daily net assets
   With expenses
    waived (%)............................         2.10    2.08    2.02    2.04
   Without expenses
    waived (%)............................         2.23      --      --      --
  Net investment income to average
   daily net assets (%)...................         0.32    0.55    1.44    1.51
  Portfolio turnover rate (%).............          178      58      46      66
  Net assets, end of year ($ millions)....           13      16      26      31

----------
* Per share amounts have been calculated using the monthly average share method.
+ For the period January 2, 1998 (commencement of Class B Shares) to September 30, 1998.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

                                 Prospectus 45

Financial Highlights - International Equity Fund

================================================================================


   The following table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the International Equity Fund for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                           International Equity Fund


              (formerly the Eagle International Equity Portfolio)



                                                    Class A Shares*                         Class B Shares*
                                        ------------------------------------    ------------------------------------
                                            For the Years Ended October 31,         For the Years Ended October 31,
                                        ------------------------------------    ------------------------------------
                                        2002   2001    2000    1999     1998    2002   2001    2000    1999     1998+
                                        ---- -------  ------  ------  ------    ---- -------  ------  ------  ------
Net asset value, beginning of year.....  $   $ 27.41  $31.56  $25.43  $23.97     $   $ 26.49  $30.83  $25.03  $23.95
                                         --  -------  ------  ------  ------     --  -------  ------  ------  ------
Income from Investment Operations:
  Net investment income (loss).........        (0.13)  (0.22)  (0.09)  (0.01)          (0.29)  (0.43)  (0.30)  (0.16)
  Net realized and unrealized gain
    (loss) on investments..............        (7.83)   0.51    6.34    2.14           (7.50)   0.53    6.22    1.24
                                         --  -------  ------  ------  ------     --  -------  ------  ------  ------
  Total from Investment
   Operations..........................        (7.96)   0.29    6.25    2.13           (7.79)   0.10    5.92    1.08
                                         --  -------  ------  ------  ------     --  -------  ------  ------  ------
Less Distributions:
   Dividends from net investment
     income............................           --      --      --   (0.05)             --      --      --      --
   Distributions from net realized
     gains.............................        (2.31)  (4.44)  (0.12)  (0.62)          (2.31)  (4.44)  (0.12)     --
                                         --  -------  ------  ------  ------     --  -------  ------  ------  ------
   Total Distributions.................        (2.31)  (4.44)  (0.12)  (0.67)          (2.31)  (4.44)  (0.12)     --
                                         --  -------  ------  ------  ------     --  -------  ------  ------  ------
Net asset value, end of year...........  $   $ 17.14  $27.41  $31.56  $25.43     $   $ 16.39  $26.49  $30.83  $25.03
                                         ==  =======  ======  ======  ======     ==  =======  ======  ======  ======
Total Return (%) (a)...................      (31.37)   (1.31)  24.68    9.04(b)       (31.86)  (2.00)  23.70    4.51 (c)
Ratios and Supplemental Data:
  Expenses to average daily net assets
   With expenses waived (%)............         1.90    1.97    1.97    1.97            2.65    2.72    2.72    2.72 (d)
   Without expenses waived (%).........         2.16    1.97    2.02    2.08            2.91    2.72    2.77    2.83 (d)
  Net investment income (loss) to
   average daily net assets (%)........        (0.63)  (0.71)  (0.32)  (0.02)          (1.36)  (1.46)  (1.04)  (0.71)(d)
  Portfolio turnover rate (%)..........          174      67      78      71             174      67      78      71
  Net assets, end of year
   ($ millions)........................            5      10       8       7               1       1     0.5     0.2


                                                    Class C Shares*
                                        ------------------------------------
                                            For the Years Ended October 31,
                                        ------------------------------------
                                        2002   2001    2000    1999     1998
                                        ---- -------  ------  ------  ------
Net asset value, beginning of year.....  $   $ 26.48  $30.83  $25.03  $23.73
                                         --  -------  ------  ------  ------
Income from Investment Operations:
  Net investment income (loss).........        (0.28)  (0.44)  (0.30)  (0.20)
  Net realized and unrealized gain
    (loss) on investments..............        (7.50)   0.53    6.22    2.12
                                         --  -------  ------  ------  ------
  Total from Investment
   Operations..........................        (7.78)   0.09    5.92    1.92
                                         --  -------  ------  ------  ------
Less Distributions:
   Dividends from net investment
     income............................           --      --      --      --
   Distributions from net realized
     gains.............................        (2.31)  (4.44)  (0.12)  (0.62)
                                         --  -------  ------  ------  ------
   Total Distributions.................        (2.31)  (4.44)  (0.12)  (0.62)
                                         --  -------  ------  ------  ------
Net asset value, end of year...........  $   $ 16.39  $26.48  $30.83  $25.03
                                         ==  =======  ======  ======  ======
Total Return (%) (a)...................       (31.83)  (2.04)  23.70    8.24(b)
Ratios and Supplemental Data:
  Expenses to average daily net assets
   With expenses waived (%)............         2.65    2.72    2.72    2.72
   Without expenses waived (%).........         2.91    2.72    2.77    2.83
  Net investment income (loss) to
   average daily net assets (%)........        (1.36)  (1.45)  (1.06)  (0.79)
  Portfolio turnover rate (%)..........          174      67      78      71
  Net assets, end of year
   ($ millions)........................            5       8       7       6

----------
* Per share amounts have been calculated using the monthly average share method.
+ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) These returns are calculated based on the published net asset value at October 31, 1997.

(c) Not annualized


(d) Annualized.


                                 Prospectus 46

Financial Highlights - Mid Cap Stock Fund

================================================================================

   The following table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Mid Cap Stock Fund outstanding for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                              Mid Cap Stock Fund


                                                 Class A Shares*                            Class B Shares*
                                    --------------------------------------     --------------------------------------
                                         For the Years Ended October 31,            For the Years Ended October 31,
                                    --------------------------------------     --------------------------------------
                                    2002    2001     2000    1999     1998+    2002    2001     2000    1999     1998++
                                    ---- ------     ------  ------  ------     ---- ------     ------  ------  ------
Net asset value, beginning of
 year..............................  $   $23.19     $16.56  $14.28  $14.29      $   $22.66     $16.32  $14.17  $14.42
                                     --  ------     ------  ------  ------      --  ------     ------  ------  ------
Income from Investment
 Operations:
  Net investment loss..............       (0.21)(a)  (0.24)  (0.18)  (0.15)          (0.35)(a)  (0.39)  (0.30)  (0.23)
  Net realized and unrealized gain
   (loss) on investments...........        1.34       7.17    2.46    0.14            1.30       7.03    2.45   (0.02)
                                     --  ------     ------  ------  ------      --  ------     ------  ------  ------
  Total from Investment
   Operations......................        1.13       6.93    2.28   (0.01)           0.95       6.64    2.15   (0.25)
                                     --  ------     ------  ------  ------      --  ------     ------  ------  ------
Less Distributions:
  Distributions from net
   realized gains..................       (4.11)     (0.30)     --      --           (4.11)     (0.30)     --      --
                                     --  ------     ------  ------  ------      --  ------     ------  ------  ------
Net asset value, end of year.......  $   $20.21     $23.19  $16.56  $14.28      $   $19.50     $22.66  $16.32  $14.17
                                     ==  ======     ======  ======  ======      ==  ======     ======  ======  ======
Total Return (%) (b)...............        6.70      42.30   15.97   (0.07)(c)        5.93      41.13   15.17   (1.73)(c)
Ratios and Supplemental Data:
  Expenses to average
   daily net assets
   With expenses waived/
    recovered (%)..................       1.55 (a)    1.55    1.60    1.60 (d)       2.30 (a)    2.30    2.35    2.35 (d)
   Without expenses waived/
    recovered (%)..................        1.50       1.63    1.70    1.86 (d)        2.25       2.38    2.45    2.61 (d)
  Net investment loss to average
   daily net assets (%)............       (1.04)     (1.13)  (1.19)  (0.99)(d)       (1.80)     (1.87)  (1.94)  (1.85)(d)
 Portfolio turnover rate (%).......         218        265     192     129             218        265     192     129
 Net assets, end of year
   ($ millions)....................          56         23      15      16              13          4       2       2


                                                 Class C Shares*
                                    --------------------------------------
                                         For the Years Ended October 31,
                                    --------------------------------------
                                    2002    2001     2000    1999      1998
                                    ---- ------     ------  ------  ------
Net asset value, beginning of
 year..............................  $   $22.67     $16.32  $14.18  $14.29
                                     --  ------     ------  ------  ------
Income from Investment
 Operations:
  Net investment loss..............       (0.35)(a)  (0.39)  (0.30)  (0.25)
  Net realized and unrealized gain
   (loss) on investments...........        1.30       7.04    2.44    0.14
                                     --  ------     ------  ------  ------
  Total from Investment
   Operations......................        0.95       6.65    2.14   (0.11)
                                     --  ------     ------  ------  ------
Less Distributions:
  Distributions from net
   realized gains..................       (4.11)     (0.30)     --      --
                                     --  ------     ------  ------  ------
Net asset value, end of year.......  $   $19.51     $22.67  $16.32  $14.18
                                     ==  ======     ======  ======  ======
Total Return (%) (b)...............        5.93      41.19   15.09   (0.77)(c)
Ratios and Supplemental Data:
  Expenses to average
   daily net assets
   With expenses waived/
    recovered (%)..................       2.30 (a)    2.30    2.35    2.35 (d)
   Without expenses waived/
    recovered (%)..................        2.25       2.38    2.45    2.61 (d)
  Net investment loss to average
   daily net assets (%)............       (1.80)     (1.88)  (1.95)  (1.75)(d)
 Portfolio turnover rate (%).......         218        265     192     129
 Net assets, end of year
   ($ millions)....................          31         12       9       9

----------
* Per share amounts have been calculated using the monthly average share method.
+ For the period November 6, 1997 (commencement of operations) to October 31, 1998.
++ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.
(a) The year ended October 31, 2001 includes payments of previously waived management fees to the Manager for Class A, B and C Shares.
(b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

                                 Prospectus 47

Financial Highlights - Small Cap Stock Fund

================================================================================

   The following table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Small Cap Stock Fund outstanding for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                             Small Cap Stock Fund


                                                      Class A Shares*                        Class B Shares*
                                           ------------------------------------  ------------------------------------
                                              For the Years Ended October 31,        For the Years Ended October 31,
                                           ------------------------------------  ------------------------------------
                                           2002  2001    2000    1999     1998   2002  2001    2000    1999      1998+
                                           ---- ------  ------  ------  -------  ---- ------  ------  ------  -------
Net asset value, beginning of year........  $   $29.17  $23.21  $22.62  $ 30.39   $   $27.97  $22.41  $22.00  $ 27.98
                                            --  ------  ------  ------  -------   --  ------  ------  ------  -------
Income from Investment Operations:
  Net investment loss.....................       (0.11)  (0.12)  (0.04)   (0.06)       (0.29)  (0.33)  (0.22)   (0.20)
  Net realized and unrealized gain (loss)
   on investments.........................       (1.70)   6.08    0.63    (5.98)       (1.62)   5.89    0.63    (5.78)
                                            --  ------  ------  ------  -------   --  ------  ------  ------  -------
  Total from Investment Operations........       (1.81)   5.96    0.59    (6.04)       (1.91)   5.56    0.41    (5.98)
                                            --  ------  ------  ------  -------   --  ------  ------  ------  -------
Less Distributions:
  Distributions from net realized gains...       (2.95)     --      --    (1.73)       (2.95)     --      --       --
                                            --  ------  ------  ------  -------   --  ------  ------  ------  -------
Net asset value, end of year..............  $   $24.41  $29.17  $23.21  $ 22.62   $   $23.11  $27.97  $22.41  $ 22.00
                                            ==  ======  ======  ======  =======   ==  ======  ======  ======  =======
Total Return (%) (a)......................       (6.40)  25.68    2.61   (20.96)       (7.10)  24.81    1.86   (21.37)(b)
Ratios and Supplemental Data:
  Expenses to average daily net assets
   With expenses waived (%)...............        1.30    1.30    1.26     1.22         2.05    2.05    2.01     1.98 (c)
   Without expenses waived (%)............        1.33    1.30    1.26     1.22         2.08    2.05    2.01     1.98
  Net investment loss to average daily
   net assets (%).........................       (0.42)  (0.44)  (0.18)   (0.22)       (1.17)  (1.19)  (0.95)   (0.93)(c)
  Portfolio turnover rate (%).............          85      85      42       52           85      85      42       52
  Net assets, end of year
   ($ millions)...........................          92     107     125      174           10      10       9        9


                                                      Class C Shares*
                                           ------------------------------------
                                              For the Years Ended October 31,
                                           ------------------------------------
                                           2002  2001    2000    1999     1998
                                           ---- ------  ------  ------  -------
Net asset value, beginning of year........  $   $27.98  $22.42  $22.01  $ 29.83
                                            --  ------  ------  ------  -------
Income from Investment Operations:
  Net investment loss.....................       (0.29)  (0.32)  (0.22)   (0.26)
  Net realized and unrealized gain (loss)
   on investments.........................       (1.62)   5.88    0.63    (5.83)
                                            --  ------  ------  ------  -------
  Total from Investment Operations........       (1.91)   5.56    0.41    (6.09)
                                            --  ------  ------  ------  -------
Less Distributions:
  Distributions from net realized gains...       (2.95)     --      --    (1.73)
                                            --  ------  ------  ------  -------
Net asset value, end of year..............  $   $23.12  $27.98  $22.42  $ 22.01
                                            ==  ======  ======  ======  =======
Total Return (%) (a)......................       (7.10)  24.80    1.86   (21.55)
Ratios and Supplemental Data:
  Expenses to average daily net assets
   With expenses waived (%)...............        2.05    2.05    2.01     1.97
   Without expenses waived (%)............        2.08    2.05    2.01     1.97
  Net investment loss to average daily
   net assets (%).........................       (1.17)  (1.18)  (0.94)   (0.96)
  Portfolio turnover rate (%).............          85      85      42       52
  Net assets, end of year
   ($ millions)...........................          44      51      61       84

----------
* Per share amounts have been calculated using the monthly average share method.
+ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

                                 Prospectus 48

Financial Highlights - Technology Fund

================================================================================

   The following table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Technology Fund outstanding for the period indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the period presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                Technology Fund


                                                            Class A Shares*                  Class B Shares*
                                                        ----------------------------     ----------------------------
                                                        For the Period Ended October 31, For the Period Ended October 31,
                                                        ----------------------------     ----------------------------
                                                        2002      2001        2000+      2002      2001        2000+
                                                        ----     -------     ------      ----     -------     ------
Net asset value, beginning of year.....................  $      $ 17.43     $14.29        $      $ 17.31     $14.29
                                                         --      -------     ------       --      -------     ------
Income from Investment Operations:
 Net investment loss...................................           (0.13)     (0.26)                (0.21)     (0.40)
 Net realized and unrealized gain (loss) on investments           (9.70)      3.40                 (9.61)      3.42
                                                         --      -------     ------       --      -------     ------
 Total from Investment Operations......................           (9.83)      3.14                 (9.82)      3.02
                                                         --      -------     ------       --      -------     ------
Less Distributions:
 Distributions from net realized gains.................           (0.96)        --                 (0.96)        --
                                                         --      -------     ------       --      -------     ------
Net asset value, end of year...........................  $      $  6.64     $17.43        $      $  6.53     $17.31
                                                         ==      =======     ======       ==      =======     ======
Total Return (%) (a)...................................          (58.84)     21.97 (b)            (59.21)     21.13 (b)
Ratios and Supplemental Data:
 Expenses to average daily net assets
  With expenses waived (%).............................            1.65       1.62 (c)              2.40       2.37 (c)
  Without expenses waived (%)..........................            1.77       1.62                  2.52       2.37
 Net investment loss to average daily net assets (%)...           (1.36)     (1.37)(c)             (2.11)     (2.12)(c)
 Portfolio turnover rate (%)...........................             555        441                   555        441
 Net assets, end of year ($ millions)..................              23         65                     9         24


                                                             Class C Shares*
                                                        ----------------------------
                                                        For the Period Ended October 31,
                                                        ----------------------------
                                                        2002      2001        2000+
                                                        ----     -------    -------
Net asset value, beginning of year.....................  $      $ 17.30    $ 14.29
                                                         --      -------    -------
Income from Investment Operations:
 Net investment loss...................................           (0.20)     (0.40)
 Net realized and unrealized gain (loss) on investments           (9.61)      3.41
                                                         --      -------    -------
 Total from Investment Operations......................           (9.81)      3.01
                                                         --      -------    -------
Less Distributions:
 Distributions from net realized gains.................           (0.96)        --
                                                         --      -------    -------
Net asset value, end of year...........................  $      $  6.53    $ 17.30
                                                         ==      =======    =======
Total Return (%) (a)...................................          (59.19)    21.06  (b)
Ratios and Supplemental Data:
 Expenses to average daily net assets
  With expenses waived (%).............................            2.40       2.37 (c)
  Without expenses waived (%)..........................            2.52       2.37
 Net investment loss to average daily net assets (%)...           (2.11)     (2.12)(c)
 Portfolio turnover rate (%)...........................             555        441
 Net assets, end of year ($ millions)..................              14         40

----------
* Per share amounts have been calculated using the monthly average share method.
+ For the period November 18, 1999 (commencement of operations) to October 31, 2000.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

                                 Prospectus 49

Financial Highlights - Value Equity Fund

================================================================================

   The following table is intended to help you understand the performance of the Class A shares, Class B shares and Class C shares of the Value Equity Fund outstanding for the periods indicated. Certain information reflects financial results for a single Class A share, Class B share or Class C share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in this table for the periods presented has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                               Value Equity Fund


                                                    Class A Shares*                        Class B Shares*
                                         ------------------------------------  ------------------------------------
                                            For the Years Ended October 31,        For the Years Ended October 31,
                                         ------------------------------------  ------------------------------------
                                         2002   2001    2000    1999    1998   2002   2001    2000    1999     1998+
                                         ---- -------  ------  ------  ------  ---- -------  ------  ------  ------
Net asset value, beginning of year......  $   $ 20.49  $18.33  $18.56  $24.27   $   $ 20.16  $18.06  $18.29  $19.60
                                          --  -------  ------  ------  ------   --  -------  ------  ------  ------
Income from Investment Operations:
 Net investment income (loss)...........         0.19    0.21    0.12    0.15          0.02    0.07   (0.02)   0.02
 Net realized and unrealized gain (loss)
    on investments......................        (2.42)   2.48   (0.07)  (0.76)        (2.35)   2.45   (0.08)  (1.33)
                                          --  -------  ------  ------  ------   --  -------  ------  ------  ------
 Total from Investment Operations.......        (2.23)   2.69    0.05   (0.61)        (2.33)   2.52   (0.10)  (1.31)
                                          --  -------  ------  ------  ------   --  -------  ------  ------  ------
Less Distributions:
 Dividends from net investment
    income..............................        (0.30)  (0.11)  (0.16)  (0.20)        (0.16)     --   (0.01)     --
 Distributions from net realized
    gains...............................        (0.97)  (0.42)  (0.12)  (4.90)        (0.97)  (0.42)  (0.12)     --
                                          --  -------  ------  ------  ------   --  -------  ------  ------  ------
 Total Distributions....................        (1.27)  (0.53)  (0.28)  (5.10)        (1.13)  (0.42)  (0.13)     --
                                          --  -------  ------  ------  ------   --  -------  ------  ------  ------
Net asset value, end of year............  $   $ 16.99  $20.49  $18.33  $18.56   $   $ 16.70  $20.16  $18.06  $18.29
                                          ==  =======  ======  ======  ======   ==  =======  ======  ======  ======
Total Return (%) (b)....................       (11.57)  15.13    0.24   (3.52)       (12.21)  14.28   (0.56)  (6.68)(c)
Ratios and Supplemental Data:
 Expenses to average daily net assets
  With expenses waived/
     recovered (%)......................         1.45    1.45    1.45    1.45          2.20    2.20    2.20    2.20 (d)
  Without expenses waived/
     recovered (%)......................         1.69    1.72    1.70    1.58          2.44    2.47    2.45    2.33 (d)
 Net investment income (loss) to
    average daily net assets (%)........         0.94    1.14    0.63    0.74          0.11    0.40   (0.13)   0.15 (d)
 Portfolio turnover rate (%)............           76      95     137     132            76      95     137     132
 Net assets, end of year
    ($ millions)........................           13      13      15      18             2       1       1       1


                                                    Class C Shares*
                                         ------------------------------------
                                            For the Years Ended October 31,
                                         ------------------------------------
                                         2002   2001    2000    1999    1998
                                         ---- -------  ------  ------  ------
Net asset value, beginning of year......  $   $ 20.16  $18.06  $18.28  $23.98
                                          --  -------  ------  ------  ------
Income from Investment Operations:
 Net investment income (loss)...........         0.04    0.07   (0.02)     --
 Net realized and unrealized gain (loss)
    on investments......................        (2.38)   2.45   (0.07)  (0.75)
                                          --  -------  ------  ------  ------
 Total from Investment Operations.......        (2.34)   2.52   (0.09)  (0.75)
                                          --  -------  ------  ------  ------
Less Distributions:
 Dividends from net investment
    income..............................        (0.16)     --   (0.01)  (0.05)
 Distributions from net realized
    gains...............................        (0.97)  (0.42)  (0.12)  (4.90)
                                          --  -------  ------  ------  ------
 Total Distributions....................        (1.13)  (0.42)  (0.13)  (4.95)
                                          --  -------  ------  ------  ------
Net asset value, end of year............  $   $ 16.69  $20.16  $18.06  $18.28
                                          ==  =======  ======  ======  ======
Total Return (%) (b)....................       (12.26)  14.28   (0.50)  (4.27)
Ratios and Supplemental Data:
 Expenses to average daily net assets
  With expenses waived/
     recovered (%)......................         2.20    2.20    2.20    2.20
  Without expenses waived/
     recovered (%)......................         2.44    2.47    2.45    2.33
 Net investment income (loss) to
    average daily net assets (%)........         0.18    0.40   (0.12)  (0.01)
 Portfolio turnover rate (%)............           76      95     137     132
 Net assets, end of year
    ($ millions)........................           13      12      12      14

----------
* Per share amounts have been calculated using the monthly average share method.
+ For the period January 2, 1998 (commencement of Class B Shares) to October 31, 1998.
(a) The year ended October 31, 1997 includes payment of previously waived management fees to Heritage for Class A and C Shares.
(b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

                                 Prospectus 50

                              FOR MORE INFORMATION

         More information on the funds is available free upon request, including the following:

   Annual/Semiannual Reports. Provide additional information about the funds' investments, describes each fund's performance, and contains letters from the fund managers discussing recent market conditions, economic trends and fund strategies that significantly affect the funds' performance during that period.

  Statement of Additional Information (SAI). Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated herein by reference (meaning it is legally considered part of this prospectus).

                                    [GRAPHIC]

    To obtain information or make an inquiry, contact Heritage Mutual Funds:

                  By mail:         P.O. Box 3302
                                   St. Petersburg, Florida 33733
                  By telephone:    (800) 421-4184
                  By Internet:     www.heritagefunds.com

      These documents and other information about the funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference
      Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090.
    Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
     publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                          Washington, D.C. 20549-0102.

    To eliminate unnecessary duplication, only one copy of the Prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, you should call 1-800-421-4184 or send an e-mail to: Heritage@heritagefunds.com.

   The funds' Investment Company and Securities Act registration numbers are:

      Heritage Capital Appreciation Trust     811-4338        2-98634
      Heritage Growth and Income Trust        811-4767        33-7559
      Heritage Series Trust                   811-7470       33-57986

      No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

160M 01/02

                                 Prospectus 51

                           PRIVACY NOTICE TO CLIENTS
                          OF HERITAGE FAMILY OF FUNDS

   Heritage Asset Management and Heritage Family of Funds (collectively "Heritage") are committed to protecting confidentiality of the information furnished to us by our clients. We are providing you this information as required by Regulation S-P adopted by the Securities and Exchange Commission.

Information about you that we collect:
================================================================================

   We collect non-public personal information about you from the following sources: information we receive from you on applications or other forms or through our website; information about your transactions with us, our affiliates, or others; and information we may receive from a consumer reporting agency.

Our use of information about you:
================================================================================

   We may share information about you with affiliated companies of Heritage Asset Management and with parties that provide other services to us, and with certain financial institutions with whom we have joint marketing arrangements. Otherwise, we do not disclose any non-public personal information about you to anyone except as permitted by law. We follow the same policy with respect to non-public information received from all clients and former clients.

How we protect your confidential information:
================================================================================

   Heritage has policies that restrict access to non-public personal information about you to those employees who have need for that information to provide investment alternatives or services to you, or to employees who assist those who provide investment alternatives or services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.




                                     PN-1
                                                                 Privacy Notice

             Would you like to receive future mailings via E-Mail?


                          If so, please let us know.


                      Go to www.icsdelivery.com to see if


                    your broker/dealer offers this service.



    For more complete information about any Heritage mutual fund, including sales charges and expenses, please download or call 800-421-4184 for a prospectus. Please read the prospectus carefully before you invest or send money. Raymond James & Associates, Inc., Distributor, Member New York Stock Exchange/SIPC.







                               Raymond James & Associates, Inc.,
                                          Distributor
                              Member New York Stock Exchange/SIPC
                            P.O. Box 33022, St. Petersburg, FL 33733
         [LOGO] HERITAGE          727-573-8143 . 800-421-4184
         FAMILY OF FUNDS TM          www.heritagefunds.com


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                              HERITAGE EQUITY FUNDS




      o  AGGRESSIVE GROWTH FUND                 o  MID CAP STOCK FUND
      o  CAPITAL APPRECIATION TRUST             o  SMALL CAP STOCK FUND
      o  GROWTH EQUITY FUND                     o  TECHNOLOGY FUND
      o  GROWTH AND INCOME TRUST                o  VALUE EQUITY FUND
      o  INTERNATIONAL EQUITY FUND


         This Statement of Additional Information ("SAI") dated January 2, 2003, should be read in conjunction with the Prospectus dated January 2, 2003, describing the shares of the Capital Appreciation Trust, the Growth and Income Trust and the seven series of the Heritage Series Trust, which are the Aggressive Growth Fund, the Growth Equity Fund, the International Equity Fund, the Mid Cap Stock Fund, the Small Cap Stock Fund, the Technology Fund, and the Value Equity Fund (each a "fund" and, collectively, the "funds"). Each fund offers Class A, Class B and Class C Shares.

         This SAI is not a prospectus itself. To receive a copy of the funds' Prospectus, or annual and semiannual reports to shareholders, write to Heritage Asset Management, Inc. ("Heritage") at the address below or call Heritage at
(800) 421-4184.













                         HERITAGE ASSET MANAGEMENT, INC.
               880 Carillon Parkway, St. Petersburg, Florida 33716

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
I.       GENERAL INFORMATION...................................................1
II.      INVESTMENT INFORMATION................................................1
         A. Investment Policies and Strategies.................................1
         B. Industry Classifications..........................................20
III.     INVESTMENT LIMITATIONS...............................................20
         A. Fundamental Investment Policies...................................20
         B. Fundamental Policies Unique to International Equity...............22
         C. Fundamental Policies Unique to Growth and Income..................22
         D. Non-Fundamental Investment Policies...............................22
         E. Non-Fundamental Policies Unique to Capital Appreciation...........23
         F. Non-Fundamental Policies Unique to Small Cap......................24
IV.      NET ASSET VALUE......................................................24
V.       PERFORMANCE INFORMATION..............................................25
VI.      INVESTING IN THE FUNDS...............................................35
VII.     INVESTMENT PROGRAMS..................................................35
         A. Periodic Investment Program.......................................35
         B. Retirement Plans..................................................36
         C. Class A Combined Purchase Privilege (Right of Accumulation).......36
         D. Class A Statement of Intention....................................37
VIII.    CONVERSION OF CLASS B SHARES.........................................38
IX.      REDEEMING SHARES.....................................................38
         A. Receiving Payment.................................................38
         B. Telephone Transactions............................................39
         C. Systematic Withdrawal Plan........................................39
         D. Waiver of the Contingent Deferred Sales Charge....................40
         E. Redemptions in Kind...............................................40
X.       EXCHANGE PRIVILEGE...................................................41
XI.      TAXES................................................................41
XII.     SHAREHOLDER INFORMATION..............................................45
XIII.    FUND INFORMATION.....................................................45
         A. Management of the Funds...........................................45
         B. Five Percent Shareholders.........................................51
         C. Investment Adviser and Administrator; Subadvisers.................51
         D. Brokerage Practices...............................................55
         E. Distribution of Shares............................................58
         F. Administration of the Funds.......................................60
         G. Potential Liability...............................................61
APPENDIX A - FUND INVESTMENT TABLE...........................................A-1
APPENDIX B - COMMERCIAL PAPER / CORPORATE DEBT RATINGS.......................B-1
REPORTS OF THE INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS &
 FINANCIAL STATEMENTS........................................................C-1

I.       GENERAL INFORMATION
         -------------------

         The Heritage Capital Appreciation Trust ("Capital Appreciation"), the Heritage Growth and Income Trust ("Growth and Income") and the Heritage Series Trust ("Series Trust") (collectively, the "Trusts") each was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985, July 25, 1986, and October 28, 1992, respectively.


         Each Trust is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Capital Appreciation and Growth and Income (prior to July 2, 2001, named the Income-Growth Trust) each offers shares through a single investment portfolio. Series Trust currently offers its shares through seven separate investment portfolios: the Aggressive Growth Fund ("Aggressive Growth"), the International Equity Fund ("International Equity") (prior to July 1, 2002, named Eagle International Equity Portfolio), the Growth Equity Fund ("Growth Equity"), the Mid Cap Stock Fund ("Mid Cap") (prior to January 3, 2000, named the Mid Cap Growth Fund), the Small Cap Stock Fund ("Small Cap"), the Technology Fund ("Technology") and the Value Equity Fund ("Value Equity"). Each fund currently offers three classes of shares, Class A shares sold subject to a 4.75% maximum front-end sales charge ("Class A shares"), Class B shares sold subject to a 5% maximum contingent deferred sales charge ("CDSC"), declining over a six-year period ("Class B shares"), and Class C shares sold subject to a 1% CDSC ("Class C shares"). Prior to July 1, 2002, International Equity offered Eagle Class shares which were redesignated as Class C shares as of that date.


         Each fund described in this SAI operates for many purposes as if it were an independent company. Each fund has its own objective(s), policies, strategies and portfolio managers, among other characteristics.


         Technology is classified as non-diversified within the meaning of the 1940 Act, which means that it is not restricted by the 1940 Act in the proportion of its assets that it may invest in the securities of a single issuer. Technology's investments are limited, however, to allow it to qualify as a "regulated investment company" under current tax law. See "Taxes" for more information. To the extent that the fund assumes large positions in the securities of a small number of issuers, its net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.


II.      INVESTMENT INFORMATION
         ----------------------

         A. INVESTMENT POLICIES AND STRATEGIES
            ----------------------------------


         This section provides a detailed description of the securities in which a fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. In general, each fund invests at least 65% of its total assets in equity securities, common stocks, income-producing securities or foreign securities. Mid Cap Stock generally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-capitalization companies, each of which has a total market capitalization of between $500 million and $10 billion ("mid cap companies"). Small Cap generally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies, each of which has a total market capitalization of less than $2 billion ("small cap companies"). Technology generally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that rely extensively on technology in their processes, products or services or may be expected to benefit from technological advances and improvements in industry, manufacturing and commerce ("technology companies"). The remainder of a fund's assets may be invested in the other securities specified below. At

APPENDIX A you will find a FUND INVESTMENT TABLE that provides information regarding the extent to which each fund may invest in a specific security or instrument. For more information on a fund's principal strategies and risks, please see the funds' Prospectus.


         EQUITY SECURITIES:

         COMMON STOCKS. Each fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         CONVERTIBLE SECURITIES. Each fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Please see the discussion of "Investment Grade/Lower Rated Securities" for additional information.

         PREFERRED STOCK. Each fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). Each fund may invest in REITs. REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.


         WARRANTS AND RIGHTS. Each fund may purchase warrants and rights, which are instruments that permit a fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock. Aggressive Growth, International Equity, Growth Equity, Mid Cap, Small Cap and Value Equity currently do not intend to invest more than

5% of their respective net assets in warrants. International Equity also may invest in warrants or rights it acquired as part of a unit or attached to securities at the time of purchase without limitation.

         DEBT SECURITIES:

         DEBT SECURITIES. Each fund may invest in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil.


         CORPORATE DEBT OBLIGATIONS. International Equity, Growth and Income and Mid Cap may invest in corporate debt securities, including corporate bonds, debentures, notes and other similar corporate debt instruments. These funds invest primarily in investment grade non-convertible corporate debt. Growth and Income and Mid Cap may invest no more than 10% and 5%, respectively, of their respective assets in below investment grade non-convertible corporate debt obligations. Please see the discussion of "Investment Grade/Lower Rated Securities" for additional information.


         INVESTMENT GRADE/LOWER RATED SECURITIES:

         INVESTMENT GRADE SECURITIES. Each fund may invest in securities rated investment grade. Investment grade securities include securities rated BBB or above by Standard & Poor's ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by a fund's subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. Each fund may retain a security that has been downgraded below investment grade if, in the opinion of its subadviser, it is in the fund's best interest.


         LOWER RATED / HIGH-YIELD SECURITIES. Aggressive Growth, International Equity, and Income, Mid Cap and Small Cap may invest in securities rated below investment grade, I.E., rated below BBB or Baa by S&P and Moody's, respectively, or unrated securities determined to be below investment grade by its subadviser. These securities are commonly referred to as "high yield securities" and are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. These securities are subject to specific risks that may not be present with investments of higher grade securities.


         Risk Factors of Lower Rated / High-yield Securities:
         ---------------------------------------------------

         INTEREST RATE AND ECONOMIC RISK. As with all debt securities, the market prices of high yield securities tend to decrease when interest rates rise and increase when interest rates fall. The prices of high yield securities also will fluctuate greatly during periods of economic uncertainty and changes and, thus, in a fund's net asset value. During these periods, some highly leveraged high yield securities issuers may experience a higher incidence of default due to their inability to meet principal and interest payments, projected business goals or to obtain additional financing. In addition, a fund may need to replace or sell a junk bond that it owns at unfavorable prices or returns. Accordingly, those high yield securities held by a fund may affect its net asset value and performance adversely during such times.

         In a declining interest rate market, if an issuer of a high-yield security containing a redemption or call provision exercises either provision, a fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. While it is impossible to protect entirely against this risk, diversification of a fund's investment portfolio and its subadviser's careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the fund's investment portfolio.

         CREDIT RISK. Credit ratings usually evaluate the safety of principal and interest payment of debt securities, such as high yield securities but may not reflect the true risks of an investment in such securities. A reduction in an issuer's credit rating may cause that issuer's high yield securities to decrease in market value. A fund's subadviser continually monitors the investments in its respective investment portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. A fund' subadviser primarily relies on its own credit analysis, including a study of existing debt, capital structure, ability to service debt and pay dividends, sensitivity to economic conditions and other factors in its determination. See Appendix A for a description of corporate debt ratings.

         LIQUIDITY RISK. The market for high yield securities tends to be less active and primarily dominated by institutional investors compared to the market for high-quality debt securities. During periods of economic uncertainty or adverse economic changes, the market may be further restricted. In these conditions, a fund may have to dispose of its high yield securities at unfavorable prices or below fair market value. In addition, during such times, reliable objective information may be limited or unavailable and negative publicity may affect adversely the public's perception of the junk bond market. A Trust's Board of Trustees ("Board") or subadviser may have difficulty assessing the value of high yield securities during these times. Consequently, any of these factors may reduce the market value of high yield securities held by a fund.

         SHORT-TERM MONEY MARKET INSTRUMENTS:

         BANKERS' ACCEPTANCES. Each fund may invest in bankers' acceptances. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Maturities on bankers' acceptances that are eligible for purchase at times extend to nine months, but more commonly range from 30 to 180 days.

         Growth and Income may invest in bankers' acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC").

         CERTIFICATES OF DEPOSIT ("CDS"). Each fund may invest in CDs issued by domestic institutions with assets in excess of $1 billion. The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

         COMMERCIAL PAPER. Each fund, except International Equity, may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. International Equity may invest only in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix B for a description of commercial paper ratings.


         REPURCHASE AND REVERSE REPURCHASE AGREEMENTS:

         REPURCHASE AGREEMENTS. Each fund may invest in repurchase agreements. In accordance with the guidelines and procedures established by the Board, a fund may enter into repurchase agreements with member banks of the Federal Reserve System, securities dealers who are members of a national securities exchange or market makers in U.S. Government securities. A repurchase agreement is a transaction in which a fund purchases securities and commits to resell the securities to the original seller at an agreed upon date. The resale price reflects a market rate of interest that is unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to a fund if the other party becomes bankrupt, a fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by its subadviser to present minimal credit risks.

         The period of these repurchase agreements usually will be short, from overnight to one week, and at no time will the funds invest in repurchase agreements of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. A fund always will receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the fund in each agreement, and the fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian, State Street Bank and Trust Company ("Custodian").

         REVERSE REPURCHASE AGREEMENTS. Each fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a fund may decline below the price of the securities the fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities. During that time, a fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a fund's limitation on borrowing.

         U.S. GOVERNMENT AND ZERO COUPON SECURITIES:


U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.


         ZERO COUPON SECURITIES. Growth and Income may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value, which discount rate varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit value.

         FOREIGN SECURITIES EXPOSURE:


         DEPOSITARY RECEIPTS. Each fund except Capital Appreciation and Mid Cap may invest in sponsored or unsponsored European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") or other similar securities representing interests in or convertible into securities of foreign issuers (collectively, "Depositary Receipts"). Depositary Receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted and are subject to foreign securities risks, as discussed below.


         EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of these unsponsored Depositary Receipts. For purposes of certain investment limitations, EDRs, GDRs and IDRs are considered to be foreign securities by Growth and Income.


         EURO/YANKEE BONDS. International Equity may invest in dollar-denominated bonds issued by foreign branches of domestic banks ("Eurobonds") and dollar-denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). Investment in Eurobonds and Yankee bonds entails certain risks similar to investment in foreign securities in general. These risks are discussed below.


         EURODOLLAR CERTIFICATES. Growth and Income may purchase CDs issued by foreign branches of domestic and foreign banks. Domestic and foreign Eurodollar certificates, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation or governmental regulation. Such obligations may be subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may affect adversely payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements, loan limitations, and accounting, auditing and recordkeeping requirements as are domestic banks or domestic branches of foreign banks. In addition, less information may be publicly available about a foreign branch of a domestic bank or a foreign bank than a domestic bank.

         FOREIGN SECURITIES. Each fund may invest in foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter ("OTC") markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Their markets and economies may react differently to specific or global events than the U.S. market and economy. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.


         International Equity may invest in emerging markets. Special considerations (in addition to the considerations regarding foreign investments generally) may include greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.


         No fund will invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its subadviser, such restrictions are likely to be imposed. However, certain currencies may become blocked (I.E., not freely available for transfer from a foreign country), resulting in the possible inability of the fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

         Because   investments  in  foreign   companies   usually  will  involve
currencies of foreign countries and because Aggressive Growth, Capital Appreciation, Growth Equity, Growth and Income, Technology and Value Equity may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of the assets of these funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. Each fund will conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market. Additionally, to protect against uncertainty in the level of future exchange rates. Capital Appreciation, Growth Equity, Growth and Income, Technology and Value Equity may enter into contracts to purchase or sell foreign currencies at a future date (a "forward currency contract" or "forward contract").

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"):

         Each fund except Capital Appreciation may invest in both sponsored and unsponsored ADRs. Capital Appreciation may invest only in sponsored ADRs. ADRs are receipts that represent interests in, or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

         ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities, and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For purposes of certain investment limitations, ADRs are considered to be foreign securities by Capital Appreciation, Growth Equity and Growth and Income and are subject to many of the risks inherent in investing in foreign securities, as discussed previously.

         HEDGING   INSTRUMENTS   -  FUTURES,   FORWARDS,   OPTIONS  AND  HEDGING
         TRANSACTIONS:

         GENERAL DESCRIPTION. Each fund, except Small Cap, may use certain financial instruments ("Hedging Instruments"), including futures contracts (sometimes referred to as "futures"), options, options on futures and forward currency contracts, to attempt to hedge the fund's investment portfolio as discussed below.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's investment portfolio. Thus, in a short hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

         Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Hedging Instruments on indices may be used to hedge broad market sectors.

         The use of Hedging Instruments is subject to applicable regulations of the SEC, the exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Hedging Instruments may be limited by tax considerations. See "Taxes."

         In addition to the products and strategies described below, the funds expect to discover additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques. These new opportunities may become available as each fund's subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed. A fund's subadviser may utilize these opportunities to the extent that it is consistent with a fund's investment objective(s) and permitted by the fund's investment limitations and applicable regulatory authorities. Although a fund may be permitted to use a variety of Hedging Instruments, each fund presently intends to purchase and sell and use for hedging or investment purposes those Hedging Instruments as specified and discussed in the sections that follow.

         SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

                  (1) Successful use of most Hedging Instruments depends upon a fund's subadviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While each fund's subadviser is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

                  (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges, using Hedging Instruments on indices, will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

                  To compensate for imperfect correlation, a fund may purchase or sell Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments. Conversely, a fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

                  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because its subadviser projected a decline in the price of a security in the fund's investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

                  (4) As described below, each fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties. If a fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

                  COVER FOR HEDGING STRATEGIES. Some Hedging Instruments expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, forward currency contracts, options, futures contracts or forward contracts or (2) cash and other liquid assets with a value, marked-to-market daily, sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in an account with the fund's Custodian, in the prescribed amount.

                  Assets used as cover or otherwise held in an account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

         OPTIONS

         Each fund, except Aggressive Growth, Capital Appreciation and Small Cap, may use for hedging or investment purposes, certain options, including options on securities, equity and debt indices and currencies. However, Growth and Income may only purchase and sell call options on securities, and write covered call options on securities as discussed below. Technology may purchase and sell only options on securities and indices for hedging purposes. Certain special characteristics of and risks with these strategies are discussed below.

                  CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

                  The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

                  Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Securities."

                  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Securities."

                  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

                  A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If the fund wished to terminate its obligation to purchase or sell securities or currencies under a put or call option it has written, it may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

                  In considering the use of options, particular note should be taken of the following:

                  (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options depends upon a fund's subadviser's ability to forecast the direction of price fluctuations in the underlying instrument.

                  (2) At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument. Purchased options that expire unexercised have no value. Unless an option purchased by a fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

                  (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts, stocks and currencies. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although a fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options that it has purchased in order to realize any profit.

                  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Since closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists, there can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

                  With respect to options written by a fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

                  (4) Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, a fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

                  (5) The risks of investment in options on indices may be greater than options on securities or currencies. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

                  Even if a fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

                  If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

                  As noted above, Growth and Income and Value Equity may write covered call options on securities to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, a fund will write covered call options on securities generally when its subadviser believes that the premium received by the fund plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. For Growth and Income, the aggregate value of the securities underlying call options (based on the lower of the option price or market) may not exceed 50% of its net assets. For Value Equity, its investment in covered call options may not exceed 10% of the fund's total assets.

                  The strategy also may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option, less any transaction costs. Thus, if the market price of the underlying security held by a fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the fund will be obligated to sell the security at less than its market value. A fund would lose the ability to participate in the value of such securities above the exercise price of the call option. A fund also gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding.

         FUTURES AND OPTIONS ON FUTURES


         Growth Equity and Value Equity may purchase and sell futures on securities, indices or currencies and options on futures for hedging or investment purposes. International Equity may purchase and sell only currency and stock index futures for hedging or investment purposes. Mid Cap and Technology do not anticipate using futures or options on futures at this time.


         GUIDELINES, CHARACTERISTICS AND RISKS OF FUTURES AND OPTIONS ON FUTURES TRADING. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

                  Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

                  A fund is required to maintain margin deposits through which it buys and sells futures contracts or writes options on future contracts. Initial margin deposits vary from contract to contract and are subject to change. Margin balances are adjusted daily to reflect unrealized gains and losses on open contracts. If the price of an open futures or written option position declines so that a fund has market exposure on such contract, the broker will require the fund to deposit variation margin. If the value of an open futures or written option position increases so that a fund no longer has market exposure on such contract, the broker will pay any excess variation margin to the fund.

                  Most of the exchanges on which futures contracts and options on futures are traded limit the amount of fluctuation permitted in futures and options prices during a single trading day. The daily price limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures or options positions and subjecting some traders to substantial losses.

                  Another risk in employing futures contracts and options as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons. First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures and options markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery, liquidity in the futures and options markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures and options markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures and options markets may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or security price trends by a subadviser may still not result in a successful transaction.

                  In   addition   to  the  risks  that  apply  to  all   options
transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options is subject to the existence of a liquid secondary market. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the underlying investment.

         STOCK INDEX FUTURES. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund's portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, a fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where a fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the fund may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

         Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If a fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         LIMITATION ON THE USE OF OPTIONS AND FUTURES. To the extent that a fund enters into futures contracts and commodity options (including options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange) other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the fund's investment portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. This limitation does not limit the percentage of the fund's assets at risk to 5%.


         FOREIGN CURRENCY HEDGING STRATEGIES. Growth Equity and Value Equity may use options and futures on foreign currencies and International Equity may only use futures on foreign currencies. Technology may use options on foreign currencies.


         Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         A fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, a fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or basket of currencies, the values of which its subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging
Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

         Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.


         FORWARD CURRENCY CONTRACTS. Each fund, except Small Cap, may engage in forward currency contracts as discussed below. Growth Equity, Technology and Value Equity may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency, in an amount not exceeding 5% of their respective assets. Capital Appreciation may enter into contracts to purchase or sell foreign currencies at a future date that is not more than 30 days from the date of the contract. International Equity generally will not enter into a forward contract with a term of greater than one year.


         A forward currency contract involves an obligation of a fund to purchase or sell specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         Forward currency transactions may serve as long hedges - for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges - for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.


         Growth and Income and International Equity may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency. International Equity may enter into such a forward contract when its subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar.

         In addition, Capital Appreciation, International Equity, Growth Equity, Growth and Income and Value Equity may use forward currency contracts when its subadviser wishes to "lock in" the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.


         Growth and Income and Technology may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to either fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.


         Capital Appreciation, International Equity, Growth Equity, Growth and Income, Technology and Value Equity may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the fund's subadviser believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

         In addition, International Equity, Growth Equity, Growth and Income, Technology and Value Equity may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a fund owned securities denominated in a foreign currency and its subadviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies a fund's exposure to foreign currency exchange rate fluctuations.


         The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought, respectively. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         COMBINED TRANSACTIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         A fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

         FORWARD COMMITMENTS:


         International Equity and Growth and Income may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"). However, Growth and Income currently has no intention of engaging in such transactions at this time. A fund may engage in forward commitments if it either (1) holds and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a fund's other assets. When such purchases are made through dealers, a fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although a fund generally will enter into forward commitments with the intention of acquiring securities for its investment portfolios, each fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

         ILLIQUID AND RESTRICTED SECURITIES:


         Capital Appreciation, International Equity, Growth Equity, Growth and Income and Value Equity will not purchase or otherwise acquire any illiquid security, including repurchase agreements maturing in more than seven days, if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Similarly, Aggressive Growth, Mid Cap, Technology and Small Cap will not purchase or otherwise acquire any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Small Cap presently has no intention of investing more than 5% of its assets in illiquid securities.


         OTC options and their underlying collateral are currently considered to be illiquid investments. Growth Equity, Growth and Income, Mid Cap, Technology and Value Equity may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by these funds. The assets used as cover for OTC options written by a fund will be considered illiquid unless OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a fund, however, could affect adversely the marketability of such portfolio securities and a fund may be unable to dispose of such securities promptly or at reasonable prices.

         OTHER INVESTMENT COMPANIES AND INDEX SECURITIES:


         INVESTMENT COMPANIES. Each fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, a fund's shareholders indirectly bear the fund's proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations. International Equity may invest up to 10% of its assets in securities of closed-end investment companies that invest in foreign markets. See "Foreign Securities Exposure" for a discussion of the risks of investing in foreign securities.

         INDEX SECURITIES. Index Securities are considered investments in other investment companies. Each fund, except International Equity, may invest in Standard and Poor's Depositary Receipts, Standard and Poor's MidCap 400 Depositary Receipts, and other similar index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P

500 Index"), but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the PRO RATA value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.


         OTHER INVESTMENT PRACTICES:


         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. International Equity may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when International Equity anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When International Equity purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with the Custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of International Equity's when-issued or delayed delivery commitments or
(2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. International Equity will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, International Equity may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed-delivery securities, International Equity will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than International Equity's payment obligation).

         LOANS OF PORTFOLIO SECURITIES. Mid Cap, Value Equity, Growth Equity and Growth and Income may loan portfolio securities to qualified broker-dealers. International Equity may loan portfolio securities to broker-dealers or other financial institutions. The collateral for a fund's loans will be "marked to market" daily so that the collateral at all times exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement a fund's income through investment of the cash collateral in short-term interest bearing obligations.

         TEMPORARY DEFENSIVE PURPOSES. For temporary defensive purposes during anticipated periods of general market decline, each fund, other than International Equity, may invest up to 100% of its net assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank CDs and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's. For a description of S&P or Moody's commercial paper and corporate debt ratings, see the Appendix. Each fund also may take positions that are not inconsistent with its principal investment strategies.

         In addition, for temporary defensive purposes, International Equity may invest all or a major portion of its assets in (1) foreign debt securities, (2) debt and equity securities or U.S. issuers and (3) obligations issued or guaranteed by the United States or a foreign government or their respective agencies, authorities or instrumentalities.


         B. INDUSTRY CLASSIFICATIONS
            ------------------------


         For purposes of determining industry classifications, each fund relies primarily upon classifications published by Bloomberg L.P. except with respect to investments in companies that produce or manufacture semiconductors. Investments in those companies will be classified as one of the following four industry groups: logic semiconductors (semiconductors that perform a processing or controlling function); analog semiconductors (semiconductors that manipulate unprocessed data, such as movement, temperature and sound); memory semiconductors (semiconductors that hold programs and data); and communications semiconductors (semiconductors used primarily in the transmission, amplification and switching of voice, data and video signals). If Bloomberg L.P. does not have an industry classification for a particular security or the industry designated no longer appears reasonable, Heritage may designate an appropriate Bloomberg L.P. industry classification. In addition, in the event that any Bloomberg L.P. classifications are determined by Heritage to be so broad that the primary economic characteristics of issuers within a single class are materially different, the funds will classify issuers within that class according to the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or, with respect to International Equity, classifications determined by the Financial Times Stock Exchange International.


III.     INVESTMENT LIMITATIONS

         A. FUNDAMENTAL INVESTMENT POLICIES

         In addition to the limits disclosed above and the investment limitations described in the Prospectus, the funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable fund. In addition to the limitations below, the investment objective of each fund is a fundamental policy and may not be changed without the vote of a majority of the outstanding voting securities of each fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         DIVERSIFICATION. With respect to 100% of the total assets of Capital Appreciation and with respect to 75% of the total assets of the other funds (excluding Technology), no fund may invest more than 5% of that fund's assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer.

         INDUSTRY CONCENTRATION. No fund may purchase securities if, as a result of such purchase, more than 25% of the value of such fund's total assets would be invested in any one industry; however, this restriction does not apply to U.S. Government securities.

         BORROWING MONEY. No fund may borrow money except as a temporary measure for extraordinary or emergency purposes. Such borrowing is limited as follows:

         (1) Growth and Income may not borrow money except from banks. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the fund's total assets at the time the borrowing is made. The fund may not make additional investments when borrowings exceed 5% of the fund's total assets.

         (2) Capital Appreciation may not borrow money except from banks and only if at the time of such borrowings the total loans to the fund do not exceed 5% of the fund's total assets.


         (3) Aggressive Growth, International Equity, Growth Equity, Mid Cap, Small Cap, Technology and Value Equity may enter into reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the investment portfolio by enabling the funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, a fund may not purchase additional portfolio investments once borrowed obligations exceed 5% of total assets. When effecting reverse repurchase agreements, fund assets in an amount sufficient to make payment for the obligations to be purchased will be segregated by the Custodian and on the funds' records upon execution of the trade and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, a fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed obligations will not be available for investment. The funds will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding (except as described above).

         (4) International Equity will not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of International Equity's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure, such as to facilitate the meeting of higher redemption requests than anticipated (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. As a matter of nonfundamental investment policy, International Equity may not make any additional investments if, immediately after such investments, outstanding borrowings of money would exceed 5% of the currency value of International Equity's total assets.

         ISSUING SENIOR SECURITIES. No fund may issue senior securities, except as permitted by the investment objective, policies, and investment limitations of the fund, except that (1) Aggressive Growth may engage in transactions involving forward currency contracts or other financial instruments (2) International Equity, Growth Equity, Mid Cap, Technology and Value Equity may engage in transactions involving options, futures, forward currency contracts, or other financial instruments, as applicable and (3) Growth and Income may purchase and sell call options and forward contracts.

         UNDERWRITING. Subject to the following exceptions, no fund may underwrite the securities of other issuers: (1) Aggressive Growth, International Equity, Growth Equity, Small Cap and Technology may underwrite securities to the extent that, in connection with the disposition of portfolio securities, that fund may be deemed to be an underwriter under federal securities laws and (2) Capital Appreciation and Growth and Income may invest not more than 5% and Aggressive Growth, Mid Cap, Small Cap and Technology may invest not more than 15% of their respective net assets (taken at cost immediately after making such investment) in securities that are not readily marketable without registration under the 1933 Act.

         INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. With the following exceptions, no fund may invest in commodities, commodity contracts or real estate (including real estate limited partnerships, in the case of all the funds except Growth and Income and International Equity): (1) the funds may purchase securities issued by companies that invest in or sponsor such interests, (2) Aggressive Growth may purchase and sell forward currency contracts and other financial instruments, (3) Growth Equity, Technology and Value Equity may purchase and sell options, futures contracts, forward currency contracts and other financial instruments, (4) International Equity may purchase and sell forward contracts, futures contracts, options and foreign currency, (5) International Equity and Growth and Income may purchase securities that are secured by interests in real estate, (6) Growth and Income may write and purchase call options, purchase and sell forward contracts and engage in transactions in forward commitments and (7) Capital Appreciation, International Equity, Growth Equity, Growth and Income, Small Cap and Value Equity may not invest in oil, gas, or other mineral programs except that they may purchase securities issued by companies that invest in or sponsor such interests.

         LOANS. No funds may make loans, except that each fund except International Equity may make loans under the following circumstances: (1) to the extent that the purchase of a portion of an issue of publicly distributed (and, in the case of Growth and Income, privately placed) notes, bonds, or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans; (2) where the fund may enter into repurchase agreements as permitted under that fund's investment policies (3) Mid Cap, Value Equity and Growth Equity may make loans of portfolio securities as described in this SAI. International Equity may make loans by purchase of debt obligations or by entering into repurchase agreements or through lending of International Equity's portfolio securities.


         B. FUNDAMENTAL POLICIES UNIQUE TO INTERNATIONAL EQUITY
            ---------------------------------------------------


         International Equity has adopted the following fundamental policies that can be changed only by shareholder vote:

         MARGIN PURCHASES. International Equity will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by International Equity of initial or variation margin in connection with futures contracts, forward contracts or options is not considered the purchase of a security on margin.)

         SHORT SALES. International Equity will not make short sales of securities or maintain a short position, except that International Equity may maintain short positions in connection with its use of options, futures contracts, forward contracts and options on futures contracts, and International Equity may sell short "against the box." As a matter of nonfundamental investment policy, International Equity will not sell securities short "against the box."




         C. FUNDAMENTAL POLICIES UNIQUE TO GROWTH AND INCOME
            ------------------------------------------------

         Growth and Income has adopted the following fundamental policies that can be changed only by shareholder vote:

         LOANS OF PORTFOLIO SECURITIES. Growth and Income may not lend portfolio securities amounting to more than 25% of its total assets.

         MARGIN PURCHASES. Growth and Income may not purchase securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         D. NON-FUNDAMENTAL INVESTMENT POLICIES
            -----------------------------------

         Each fund has adopted the following additional restrictions which, together with certain limits described above, may be changed by the Board without shareholder approval in compliance with applicable law, regulation or regulatory policy.

         INVESTING IN ILLIQUID SECURITIES. Aggressive Growth, Small Cap and Technology may not invest more than 15% and Capital Appreciation, Growth and Income and Value Equity may not invest more than 10% of their net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale and including, in the case of Growth and Income, privately placed securities.


         Growth Equity and International Equity may not invest more than 10%, and Mid Cap may not invest more than 15% of their net assets in securities that are subject to restrictions on resale or are not readily marketable without registration under the 1933 Act and in repurchase agreements maturing in more than seven days.

         SELLING SHORT AND BUYING ON MARGIN. Aggressive Growth, Capital Appreciation, Growth Equity, Mid Cap, Small Cap, Technology and Value Equity may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. In addition, Aggressive Growth, Growth Equity, Mid Cap, Technology and Value Equity may make margin deposits in connection with its use of options, futures contracts and forward currency contracts, as applicable. In addition, Growth Equity and Mid Cap may sell short "against the box." International Equity will not sell securities "short against the box."


         INVESTING IN INVESTMENT COMPANIES. Aggressive Growth, Growth and Income, Mid Cap, Small Cap, Technology and Value Equity may not invest in securities issued by other investment companies except as permitted by the 1940 Act.

         Capital Appreciation may not invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission is involved and only if immediately thereafter not more than 5% of Capital Appreciation's total assets (taken at market value) would be invested in such securities.

         Growth Equity may not invest in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.


         International Equity may not invest more than 10% of its total assets in securities of other investment companies. For purposes of this restriction, foreign banks and foreign insurance companies or their respective agents or subsidiaries are not considered investment companies. In addition, International Equity may invest in the securities of other investment companies in connection with a merger, consolidation or acquisition of assets or other reorganization approved by International Equity's shareholders. International Equity may incur duplicate advisory or management fees when investing in another mutual fund.


         E. NON-FUNDAMENTAL POLICIES UNIQUE TO CAPITAL APPRECIATION
            -------------------------------------------------------

         Capital   Appreciation   has  adopted  the  following   non-fundamental
policies:

         OPTION WRITING. Capital Appreciation may not write put or call options.

         PLEDGING. Capital Appreciation may not pledge any securities except that it may pledge assets having a value of not more than 10% of its total assets to secure permitted borrowing from banks.

         F. NON-FUNDAMENTAL POLICIES UNIQUE TO SMALL CAP
            --------------------------------------------

         Small Cap has adopted the following non-fundamental policy:

         OPTION WRITING.  Small Cap may not write put or call options.

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

IV.      NET ASSET VALUE
         ---------------


         The net asset value per share of Class A shares, Class B shares and Class C shares is separately determined daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open for business (each a "Business Day"). The Exchange normally is open for business Monday through Friday except the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The funds value securities or assets held in their portfolios as follows:


                  LISTED SECURITIES. A security listed or traded on the Exchange, or on The Nasdaq Stock Market, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market, market value is based on the most recent quoted bid price.

                  OPTIONS AND FUTURES. Options and futures positions are valued based on market quotations when readily available. Market quotations generally will not be available for options traded in the OTC market.

                  FOREIGN ASSETS. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time a fund calculates the daily net asset value of each class. Foreign currency exchange rates generally are determined prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of regular trading on the Exchange, which events will not be reflected in a computation of the fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board. The foreign currency exchange transactions of a fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

                  SHORT-TERM   SECURITIES.   Short-term   investments  having  a
maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

                  FAIR VALUE ESTIMATES. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board.

         The funds are open each Business Day. Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the funds' close of business on each Business Day. In addition, trading in various foreign markets may not take place on all Business Days or may take place on days that are not Business Days and on which the funds' net asset values per share are not calculated. Calculation of net asset value of Class A shares, Class B shares and, Class C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The funds calculate net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the funds' net asset value is calculated, such securities and other assets may be valued at fair value by methods as determined in good faith by or under procedures established by the Board.


         The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets or (4) for such other periods as the SEC may by order permit for the protection of the holders of Class A shares, Class B shares and Class C shares.

V.       PERFORMANCE INFORMATION
         -----------------------


         Total return data of each class from time to time may be included in advertisements about each fund. Performance information is computed separately for each class. Because Class B and, Class C shares bear higher Rule 12b-1 fees, the performance of Class B and Class C shares of a fund likely will be lower than that of Class A shares.



         AVERAGE ANNUAL TOTAL RETURN. The funds' performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in each fund's advertising and promotional materials are calculated for the one-year, five-year and ten-year periods (or life of the fund), according to the following formula:


                       P(1+T)n =    ERV
              where:   P       =    a hypothetical initial payment of $1,000
                       T       =    average annual total return
                       n       =    number of years
                       ERV     =    ending  redeemable  value of a  hypothetical
                                    $1,000 payment made at the beginning of the period at the end of that period


         In calculating the ending redeemable value for Class A shares, each fund's current maximum sales charge of 4.75% is deducted from the initial $1,000 payment and, for Class B shares and Class C shares, the applicable CDSC imposed on a redemption of Class B shares or Class C shares held for the period is deducted. All dividends and other distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.


         In connection with communicating its average annual total return or cumulative return (simple change of an investment over a stated period) to current or prospective shareholders, each fund may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Investment performance also often reflects the risks associated with a fund's investment objective and policies. These factors should be considered when comparing a fund's investment results to those of other mutual funds and investment vehicles.

         From time to time each fund's performance may be compared with: (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, Dow Jones Industrial Average ("DJIA"), Nasdaq Composite Index, Russell 2000 Index, Value Line Index, U.S. Department of Labor Consumer Price Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing.


         AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS). The funds' quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:


                      P(1 + T)(n) = ATV(D)

         Where:
                  "P"        =   represents a hypothetical initial investment of
                                 $1,000;
                  "T"        =   represents average annual total return;
                  "n"        =   represents the number of years; and
                  "ATV(D)"   =   represents the ending value of the hypothetical
                                 initial     investment     after    taxes    on
                                 distributions,  not after taxes on  redemption.
                                 Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of fund expenses by Heritage.

         AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION). The funds' quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                      P (1+ T)(n) = ATV(DR)

         Where:
                  "P"        =   represents a hypothetical initial investment of
                                 $1,000;
                  "T"        =   represents average annual total return;
                  "n"        =   represents the number of years; and
                  "ATV(DR)"  =   represents the ending  redeemable  value of the
                                 hypothetical  initial investment after taxes on
                                 distributions  and  redemption.  Dividends  and
                                 other   distributions   are   assumed   to   be
                                 reinvested in shares at the prices in effect on
                                 the   reinvestment   dates.   ATV(DR)  will  be
                                 adjusted   to   reflect   the   effect  of  any
                                 absorption of fund expenses by Heritage.


         In addition, each fund may from time to time include in advertising and promotional materials total return or cumulative figures that are not calculated according to the formula set forth above or for other periods for each class of shares. For example, in comparing a fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Mutual Funds or with such market indices as the DJIA and the S&P 500 Index, each fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The funds do not, for these purposes, deduct from the initial value invested any amount representing front-end sales charges charged on Class A shares or CDSCs charged on Class B shares and Class C shares. By not annualizing the performance and excluding the effect of the front-end sales charge on Class A shares and the CDSC on Class B shares and Class C shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales charge or CDSC results in a higher rate of return than calculating total return net of the front-end sales charge.

         The average annualized total return, average annual return after taxes on distributions, average annual return after taxes on distributions and redemptions and cumulative total return are as follows for each period of each fund below. The returns are through October 31, 2002, except for Capital Appreciation and Growth and Income, which are through August 31, 2002 and September 30, 2002, respectively. The average annual return calculations below reflect the imposition of the maximum sales charge for Class A shares and the applicable CDSC for Class B shares and Class C shares. The cumulative return calculations do not include the imposition of any sales charges.

CLASS A SHARES

----------------------------------------------------------------------------------------------------------------
FUND                              1 YEAR      5 YEARS       10 YEARS     INCEPTION      INITIAL OFFERING DATE
----                              ------      -------       --------     ---------      ---------------------
----------------------------------------------------------------------------------------------------------------
o   AGGRESSIVE GROWTH                                                                     August 20, 1998
     average annual
     return                         _____%        N/A           N/A         _____%
     average annual return
     (after taxes on
     distributions)                 _____%       ____%        _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%       _____%        _____%
     cumulative return              _____%        N/A           N/A         _____%

o   CAPITAL APPRECIATION                                                                  December 12, 1985
     average annual return          _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions)                 _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%       ______%       _____%
     cumulative return              _____%       _____%       ______%       _____%

o   GROWTH EQUITY                                                                         November 16, 1995
     average annual return          _____%       _____%         N/A         _____%
     average annual return
     (after taxes on
     distributions)                 _____%       _____%       ______%       _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%        _____%      ______%
     cumulative return              _____%       _____%         N/A        ______%

o   GROWTH AND INCOME                                                                     December 15, 1986
     average annual return          _____%       _____%       ______%       _____%
     average annual return
     (after taxes on
     distributions)                 _____%       _____%       ______%       _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%       ______%       _____%
     cumulative return              _____%       _____%       ______%       _____%



                                       28

----------------------------------------------------------------------------------------------------------------
FUND                              1 YEAR      5 YEARS       10 YEARS     INCEPTION      INITIAL OFFERING DATE
----                              ------      -------       --------     ---------      ---------------------
----------------------------------------------------------------------------------------------------------------
o   INTERNATIONAL EQUITY                                                                  December 27, 1995
     average annual return            %            %            N/A           %
     average annual return
     (after taxes on
     distributions)                 _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%       _____%        _____%
     cumulative return              _____%       _____%         N/A         _____%

o   MID CAP STOCK                                                                         November 6, 1997
     average annual return          _____%        N/A           N/A        ______%
     average annual return
     (after taxes on
     distributions)                 _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%       ______%       _____%
     cumulative return              _____%        N/A           N/A         _____%

o   SMALL CAP STOCK                                                                       May 7, 1993
     average annual return          _____%       _____%         N/A         _____%
     average annual return
     (after taxes on
     distributions)                 _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%       _____%        _____%
     cumulative return              _____%       _____%         N/A         _____%



                                       29


----------------------------------------------------------------------------------------------------------------
FUND                              1 YEAR      5 YEARS       10 YEARS     INCEPTION      INITIAL OFFERING DATE
----                              ------      -------       --------     ---------      ---------------------
----------------------------------------------------------------------------------------------------------------
o   TECHNOLOGY                                                                            November 18, 1999
     average annual return          _____%        N/A           N/A         _____%
     average annual return
     (after taxes on
     distributions)                 _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%       _____%        _____%
     cumulative return              _____%        N/A           N/A         _____%

o   VALUE EQUITY                                                                          December 30, 1994
     average annual return          _____%       _____%         N/A         _____%
     average annual return
     (after taxes on
     distributions)                 _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                   _____%       _____%       _____%        _____%
     cumulative return              _____%       _____%         N/A         _____%
--------------------------------- ----------- ------------- ------------ ------------- -------------------------

CLASS B SHARES
--------------

-------------------------------------------------------------------------------------------------------------
FUND                              1 YEAR      5 YEARS     10 YEARS      INCEPTION      INITIAL OFFERING DATE
-------------------------------------------------------------------------------------------------------------
o   AGGRESSIVE GROWTH                                                                     August 20, 1998
     average annual return        _____%        N/A          N/A          _____%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%        N/A          N/A          _____%

o   CAPITAL APPRECIATION                                                                  January 2, 1998
     average annual return        _____%        N/A          N/A          _____%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%        N/A          N/A          _____%

o   GROWTH EQUITY                                                                         January 2, 1998
     average annual return        _____%        N/A          N/A         ______%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%        N/A          N/A          _____%

o   GROWTH AND INCOME                                                                     January 2, 1998
     average annual return        _____%        N/A          N/A          _____%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%        N/A          N/A          _____%

o   INTERNATIONAL EQUITY                                                                  January 2, 1998
     average annual return        _____%        N/A          N/A          _____%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%


                                       31


----------------------------------------------------------------------------------------------------------------
FUND                              1 YEAR      5 YEARS       10 YEARS     INCEPTION      INITIAL OFFERING DATE
----                              ------      -------       --------     ---------      ---------------------
----------------------------------------------------------------------------------------------------------------
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%        N/A          N/A          _____%

o   MID CAP STOCK                                                                         January 2, 1998
     average annual return        _____%        N/A          N/A          _____%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%        N/A          N/A          _____%

o   SMALL CAP STOCK                                                                       January 2, 1998
     average annual return         ____%        N/A          N/A          _____%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%         N/A         N/A          _____%

o   TECHNOLOGY                                                                            November 18, 1999
     average annual return        _____%         N/A         N/A          _____%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%        N/A          N/A          _____%

o   VALUE EQUITY                                                                          January 2, 1998
     average annual return        _____%        N/A          N/A          _____%
     average annual return
     (after taxes on
     distributions)               _____%       _____%       _____%        _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                 _____%       _____%       _____%        _____%
     cumulative return            _____%        N/A          N/A          _____%

---------------------------------------------------------------------------------------------------------------

CLASS C SHARES

---------------------------------------------------------------------------------------------------------------
FUND                              1 YEAR      5 YEARS     10 YEARS      INCEPTION     INITIAL OFFERING DATE
---------------------------------------------------------------------------------------------------------------

o   AGGRESSIVE GROWTH                                                                     August 20, 1998
     average annual return         ____%        N/A         N/A          _____%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%       N/A         N/A          _____%

o   CAPITAL APPRECIATION                                                                  April 3, 1995
     average annual return         _____%     _____%        N/A          _____%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%     _____%        N/A          _____%

o   GROWTH EQUITY                                                                         November 16, 1995
     average annual return         _____%     _____%        N/A          _____%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%     _____%        N/A          _____%

o   GROWTH AND INCOME                                                                     April 3, 1995
     average annual return        -11.01%      4.37%        N/A           8.52%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%     _____%        N/A          _____%



                                       33

----------------------------------------------------------------------------------------------------------------
FUND                              1 YEAR      5 YEARS       10 YEARS     INCEPTION      INITIAL OFFERING DATE
----                              ------      -------       --------     ---------      ---------------------
----------------------------------------------------------------------------------------------------------------
o   INTERNATIONAL EQUITY                                                                 December 27, 1995
     average annual return         _____%     _____%        N/A          _____%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%     _____%        N/A          _____%

o   MID CAP STOCK                                                                         November 6, 1997
     average annual return         _____%       N/A         N/A          _____%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%       N/A         N/A          _____%

o   SMALL CAP STOCK                                                                       April 3, 1995
     average annual return         _____%     _____%        N/A          _____%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%     _____%        N/A          _____%



                                       34


----------------------------------------------------------------------------------------------------------------
FUND                              1 YEAR      5 YEARS       10 YEARS     INCEPTION      INITIAL OFFERING DATE
----                              ------      -------       --------     ---------      ---------------------
----------------------------------------------------------------------------------------------------------------
o   TECHNOLOGY                                                                            November 18, 1999
     average annual return         _____%        N/A        N/A          _____%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%       N/A         N/A          _____%

o   VALUE EQUITY                                                                          April 3, 1995
     average annual return         _____%     _____%        N/A          _____%
     average annual return
     (after taxes on
     distributions)                _____%     _____%      _____%         _____%
     average annual return
     (after taxes on
     distributions and
     redemptions)                  _____%     _____%      _____%         _____%
     cumulative return             _____%     _____%        N/A          _____%
----------------------------------------------------------------------------------------------------------------


VI.      INVESTING IN THE FUNDS
         ----------------------

         Class A shares, Class B shares and Class C shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of a fund are explained in the Prospectus under "How to Invest."

VII.     INVESTMENT PROGRAMS
         -------------------

         A. PERIODIC INVESTMENT PROGRAM
            ---------------------------

         The options below allow you to invest continually in one or more funds at regular intervals.

         1. From Your Bank Account -- You may authorize Heritage to process a monthly draft from your personal checking account for investment into a fund. The draft is returned by your bank the same way a canceled check is returned.

         2. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by Heritage ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of a fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

         3.  Direct   Deposit  --  If  your  employer   (including  the  Federal
government) participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to a fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

         You may change or terminate any of the above options at any time.

         B. RETIREMENT PLANS
            ----------------


         HERITAGE IRA. An individual who earns compensation and who has not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA through the purchase of shares of a fund and/or other Heritage Mutual Funds ("Heritage IRA"). The Internal Revenue Code of 1986, as amended ( "Code"), limits the deductibility of IRA contributions to a maximum of $3,000 per year ($6,000 if such contributions also are made for a nonworking spouse and a joint return is filed) only for taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below a certain level; however, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the amounts specified in the preceding sentence. In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish a "Roth IRA" and/or a "Coverdell Education Savings Account"; although contributions to these types of accounts are nondeductible, withdrawals from them will not be taxable under certain circumstances. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact Heritage.


         OTHER RETIREMENT PLANS. Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

         Multiple participant payroll deduction retirement plans also may purchase Class A shares of any Heritage Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales charge applicable to an initial purchase of Class A shares will be that normally applicable under the schedule of sales charges set forth in the prospectus to an investment 13 times larger than the initial purchase. The sales charge applicable to each succeeding monthly purchase of Class A shares will be that normally applicable, under the schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase Class C shares at any time.

         C. CLASS A COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
            -----------------------------------------------------------

         Certain investors may qualify for the Class A sales charge reductions indicated in the sales charge schedule in the prospectus by combining purchases of Class A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing Class A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing Class A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of Class A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser. A "purchase" also may include Class A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales charge.

         The applicable Class A shares initial sales charge will be based on the total of:

                  (i)      the investor's current purchase;

                  (ii) the net asset value (at the close of business on the previous day) of (a) all Class A shares of a fund held by the investor and (b) all Class A shares of any other Heritage Mutual Fund held by the investor and purchased at a time when Class A shares of such other fund were distributed subject to a sales charge (including Heritage Cash Trust shares acquired by exchange); and

                  (iii) the net asset value of all Class A shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

         Class A shares of Heritage Income Trust-Intermediate Government Fund ("Intermediate Government") purchased from February 1, 1992 through July 31, 1992, without payment of a sales charge will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales charge, unless those shares were acquired through an exchange of other shares that were subject to a sales charge.

         To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

         D. CLASS A STATEMENT OF INTENTION
            ------------------------------

         Investors also may obtain the reduced sales charges shown in the prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in Class A shares of a fund or any other Heritage Mutual Fund subject to a sales charge. Each purchase of Class A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales charge, you may include those shares in computing the amount necessary to qualify for a sales charge reduction.

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be redeemed involuntarily to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released. The difference in sales charge will be used to purchase additional Class A shares of a fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales charge in effect for the higher amount. The escrow procedures discussed above will apply.

VIII.    CONVERSION OF CLASS B SHARES
         ----------------------------

         Class B shares of a fund automatically will convert to Class A shares of that fund, based on the relative net asset values per share of the two classes, eight years after the end of the month in which the shareholder's order to purchase the Class B shares was accepted. For these purposes, the date of purchase order acceptance means (i) the date on which the Class B shares were issued or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a PRO RATA portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.


         The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A shares and Class B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to apply, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond eight years from the date of purchase. Heritage has no reason to believe that this condition for the conversion feature will not be met.


IX.      REDEEMING SHARES
         ----------------

         The methods of redemption are described in the section of the Prospectus entitled "How to Sell Your Investment."

         A. RECEIVING PAYMENT
         -----------------

         If shares of a fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received in good order (as described below) before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSC for Class A, Class B or Class C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by a fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

         Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of fund shares can be directed to registered representatives of the Distributor, a participating dealer or to Heritage.

         A redemption request will be considered to be received in "good order" if:

         o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

         o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

         o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

         o the signatures on any written redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by Heritage, as transfer agent, under its current signature guarantee program.

         Each fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSC, after the suspension is lifted. If a redemption check remains outstanding after six months, Heritage reserves the right to redeposit those funds into your account.

         B.   TELEPHONE TRANSACTIONS
              ----------------------

         Shareholders may redeem shares by placing a telephone request to a fund. A fund, Heritage, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If a fund, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

         C.   SYSTEMATIC WITHDRAWAL PLAN
              --------------------------


         Shareholders may elect to make systematic withdrawals from a fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an IRA, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan or other retirement plan, unless the shareholder establishes to Heritage's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage.


         Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of Class C shares, if made in less than one year of the date of purchase, will be charged a CDSC of 1%. Systematic withdrawals of Class B shares, if made in less than six years of the date of purchase, will be charged the applicable CDSC. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSC for Class B shares and Class C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. The funds, Heritage and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         A withdrawal payment is treated as proceeds from a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.


         Ordinarily, a shareholder should not purchase additional Class A shares of a fund if maintaining a Systematic Withdrawal Plan of Class A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. A fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under each fund's Automatic Investment Plan.


         D.   WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE
              ----------------------------------------------

         The CDSC for Class A shares, Class B shares and Class C shares currently is waived for: (1) any partial or complete redemption in connection with a distribution without penalty under section 72(t) of the Code from a qualified retirement plan, including a self-employed individuals retirement plan (a so-called "Keogh Plan") or IRA ,upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by a Fund of Class A shares or Class B shares or Class C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSC described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians' certificates

         E.   REDEMPTIONS IN KIND
              -------------------

         A fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

X.       EXCHANGE PRIVILEGE
         ------------------

         An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone or telegram requests for an exchange received by a fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day.

         If you or your Financial Advisor are unable to reach Heritage by telephone, an exchange can be effected by sending a telegram to Heritage. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

         Class A shares of Intermediate Government purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales charge may be exchanged into Class A shares of a fund without payment of any sales charge. Class A shares of Intermediate Government purchased after July 31, 1992 without an initial sales charge will be subject to a sales charge when exchanged into Class A shares of a fund, unless those shares were acquired through an exchange of other Class A shares that were subject to an initial sales charge.

         Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice.



XI.      TAXES
         -----

         GENERAL. Each fund is treated as a separate corporation for Federal tax purposes and intends to continue to qualify for favorable tax treatment as a regulated investment company under the Code ("RIC"). To do so, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, determined without regard to the dividends-paid deduction) ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         DISPOSITION OF FUND SHARES; DISTRIBUTIONS. A redemption of fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis in the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any fund for shares of another Heritage Mutual Fund (including another fund) generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of that fund or of another Heritage Mutual Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

         If shares of a fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Dividends and other distributions a fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by that fund and received by those shareholders on December 31 of that year if the fund pays them during the following January. Accordingly, those distributions will be taxed to those shareholders for the taxable year in which that December 31 falls.


         Dividends from a fund's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of its earnings and profits, whether received in cash or in additional fund shares. Distributions of a fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional fund shares and regardless of the length of time the shares have been held. A portion of the dividends (but not the capital gain distributions) each fund pays (an insubstantial portion in the case of International Equity), not exceeding the aggregate dividends it receives from U.S. corporations, will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year.

         INCOME FROM FOREIGN SECURITIES. Dividends and interest each fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. It is anticipated that only International Equity will be eligible for such election. Pursuant to such election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against the shareholder's Federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income. International Equity, if it makes this election, will report to its shareholders shortly after each taxable year their respective shares of the fund's income from sources within foreign countries and U.S. possessions and foreign taxes it paid. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and have no foreign source non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


         Each fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain - which the fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Each fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

         HEDGING STRATEGIES. The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Some futures, foreign currency contracts and nonequity options (I.E. certain listed options, such as those on a "broad-based" securities index) in which a fund may invest will be subject to section 1256 of the Code ("Section 1256 Contracts"). Section 1256 Contracts a fund holds at the end of each taxable year, other than Section 1256 Contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

         Code section 1092 (dealing with straddles) also may affect the taxation of certain Hedging Instruments in which a fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

         If a fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

         ORIGINAL ISSUE DISCOUNT SECURITIES. Growth and Income may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, Growth and Income must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because Growth and Income annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from Growth and Income's cash assets or from the proceeds of sales of portfolio securities, if necessary. Growth and Income may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

         Investors are advised to consult their own tax advisers regarding the status of an investment in the funds under state and local tax laws.

XII.     SHAREHOLDER INFORMATION
         -----------------------


         Each share of a fund gives the shareholder one vote in matters submitted to shareholders for a vote. Class A shares, Class B shares, Class C shares of each fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. As Massachusetts business trusts, Capital Appreciation, Growth and Income and Heritage Series Trust are not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.


XIII.    FUND INFORMATION
         ----------------

         A. MANAGEMENT OF THE FUNDS
            -----------------------

         BOARD OF TRUSTEES. The business affairs of each fund are managed by or under the direction of the Board. The Trustees are responsible for managing the funds' business affairs and for exercising all the funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.


         BACKGROUND OF THE TRUSTEES AND OFFICERS. The following is a list of each Trust's Trustees and officers with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), Raymond James & Associates, Inc. ("RJA") and Heritage, the length of service to the Trusts, and the position, if any, that they hold on the board of directors/trustees of companies other than the Trusts. EACH TRUSTEE SERVES AS TRUSTEE ON THE BOARDS OF FIVE INVESTMENT COMPANIES IN THE HERITAGE MUTUAL FUND
COMPLEX:  HERITAGE CAPITAL  APPRECIATION  TRUST,  HERITAGE CASH TRUST,  HERITAGE

GROWTH AND INCOME TRUST, HERITAGE INCOME TRUST, AND HERITAGE SERIES TRUST, CONSISTING OF A TOTAL OF THIRTEEN PORTFOLIOS.

                                       Position, Term of
                                      Office and Length       Principal Occupation During           Other
Name, Address and Age                   of Time Served               Past Five Years             Directorships
---------------------                   --------------               ---------------             -------------
AFFILIATED TRUSTEES:                 TERM:  Lifetime of
                                     Trust until removal,
                                     resignation or
                                     retirement**

Thomas A. James* (60)                Trustee since 1985       Chairman of the Board since 1986;       N/A
880 Carillon Parkway                                            Chief Executive Officer of RJF
St. Petersburg, FL  33716                                     since 1969; Chairman of the Board
                                                                of RJA since 1986; Chairman of
                                                                   the Board of Eagle Asset
                                                               Management, Inc. ("Eagle") since
                                                                            1984.

Richard K. Riess* (53)               President since 2000        Executive Vice President and         N/A
880 Carillon Parkway                 and Trustee since 1985      Managing Director for Asset
St. Petersburg, FL  33716                                       Management of RJF since 1998;
                                                               Chief Executive Officer of Eagle
                                                                 since 1996; Chief Executive
                                                               Officer of Heritage since 2000;
                                                                 President of Eagle, 1995 to
                                                                            2000.
INDEPENDENT TRUSTEES:                TERM:  Lifetime of
                                     Trust until removal,
                                     resignation or
                                     retirement**



                                       46

C. Andrew Graham (62)                Trustee since              Graham Financial Partners, LLC           N/A
880 Carillon Parkway                 1985                         (insurance and investment
St. Petersburg, FL  33716                                           services) since 1999;
                                                              Representative of NFP Securities,
                                                               Inc. (broker-dealer) since 2002;
                                                              Representative of Multi-Financial
                                                               Securities Corp. (broker-dealer)
                                                               1996 to 2001; Vice President of
                                                                Financial Designs Ltd. 1996 to
                                                                            1999.

James L. Pappas (59)                 Trustee since 1989         Lykes Professor of Banking and           N/A
880 Carillon Parkway                                           Finance since 1986 at University
St. Petersburg, FL  33716                                        of South Florida; President,
                                                               Graduate School of Banking since
                                                              1995; Trustee and Chairman of the
                                                                 Board, Tampa Museum of Art.

David M. Phillips (63)               Trustee since                 Executive in Residence,               N/A
880 Carillon Parkway                 1985                            University of North
St. Petersburg, FL  33716                                       Carolina-Wilmington; Chairman
                                                                 Emeritus of CCC Information
                                                                        Services, Inc.

Deborah L. Talbot (51)               Trustee since 2002          Consultant/Advisor; Member,             N/A
880 Carillon Parkway                                           Academy of Senior Professionals,
St. Petersburg, FL  33716                                         Eckerd College since 1997;
                                                               Member, Dean's Advisory Board of
                                                                 Fogelman School of Business,
                                                              University of Memphis, 1999-2000;
                                                              Advisory Board Member, Center for
                                                                 Global Studies, Pennsylvania
                                                                 State University, 1996-1999.

Eric Stattin (69)                    Trustee since 1987          Private investor since 1988;         Mill Creek
880 Carillon Parkway                                            Litigation Consultant/ Expert            Bank
St. Petersburg, FL  33716                                         Witness from 1988 to 2001.



                                       47

OFFICERS:                            TERM:  One year
---------                            -----

K.C. Clark (43)                      Executive Vice              Executive Vice President and            N/A
880 Carillon Parkway                 President and                Chief Operating Officer of
St. Petersburg, FL  33716            Principal Executive       Heritage since 2000; Senior Vice
                                     Officer since 2000           President - Operations and
                                                               Administration of Heritage, 1998
                                                                  to 2000; Vice President -
                                                               Operations and Administration of
                                                                   Heritage, 1993 to 1998.

Donald H. Glassman (45)              Treasurer since 1989     Treasurer of Heritage since 1989.          N/A
880 Carillon Parkway
St. Petersburg, FL  33716

Clifford J. Alexander (59)           Secretary since 1985      Partner, Kirkpatrick & Lockhart           N/A
1800 Massachusetts Ave.                                                LLP (law firm).
Washington, DC  20036

Robert J. Zutz (49)                  Assistant                 Partner, Kirkpatrick & Lockhart           N/A
1800 Massachusetts Ave.              Secretary since 1989              LLP (law firm).
Washington, DC  20036

Deborah A. Malina (36)                                         Compliance Administrator of             N/A
880 Carillon Parkway                  Assistant                  of Heritage since 2000;
St. Petersburg, FL  33716             Secretary since 2000       Assistant Supervisor of
 Operations of                                                    Heritage, 1997 to 2000.

_______________________________
* Messrs. James and Riess are "interested" persons of the Trust as that term is defined by the 1940 Act. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

** The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000.

         The Trust has an Audit Committee, consisting of Messrs. Pappas and Stattin and Ms. Talbot. The members of the Audit Committee are not "interested" persons of the Trust ("Independent Trustees") (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice time during the last fiscal year.

         The Trust also has a Nominating Committee, consisting of Messrs. Graham, Pappas, Phillips and Stattin, and Ms. Talbot, each of whom is a Independent Trustee. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee met once during the last fiscal year.

         The following table shows the amount of equity securities in the funds and in the other Heritage Mutual Funds owned by the Trustees as of the calendar year ended December 31, 2001:


-------------------- ----------- ----------- -------------- ----------- ---------- ----------- --------------- -------
DOLLAR RANGE OF      AFFILIATED              INDEPENDENT
EQUITY SECURITIES    TRUSTEES:               TRUSTEES:
OWNED:
-------------------- ----------- ----------- -------------- ----------- ---------- ----------- --------------- -------
                     Thomas A.   Richard      Donald W.     C. Andrew   David M.   James L.    Deborah L.      Eric
                     James       K. Reiss     Burton *      Graham      Phillips   Pappas      Talbot**        Stattin
-------------------- ----------- ----------- -------------- ----------- ---------- ----------- --------------- -------
Aggressive Growth    Over        Over         $0            $0          $1-        $0          $0              $0
Fund                 $100,000    $100,000                               $10,000
-------------------- ----------- ----------- -------------- ----------- ---------- ----------- --------------- -------
Capital              Over        $50,001-$100 $000          $0          $10,001-   $1-         $1-$10,000      $0
Appreciation Trust   $100,000                                           $50,000    $10,000
-------------------- ----------- ----------- -------------- ----------- ---------- ----------- --------------- -------
International        Over        $0           $0            $0          $1-        $1-         $0              $0
Equity Fund          $100,000                                           $10,000    $10,000
-------------------- ----------- ----------- -------------- ----------- ---------- ----------- --------------- -------
Growth Equity Fund   Over        $0           $0            $0          $50,001-   $10,001-    $0              $0
                     $100,000                                           $100,000   $50,000
-------------------- ----------- ----------- -------------- ----------- ---------- ----------- --------------- -------
Growth and Income    $0          $0           $0            $0          $0         $1-         $0              $0
Trust                                                                              $10,000
-------------------- ----------- -------------------------- ------ ---- ---------------- ---------- ---------- -------
Mid Cap Stock Fund   $10,001-    $0                         $0     $0   $10,001-   $1-         $0 -            $0
                     $50,000                                            $50,000    $10,000     $10,000
-------------------- ----------- -------------------------- ------ ---- ---------------- ---------- ---------- -------
Small Cap Stock      Over        $0                         $0     $0   $10,001-   $1-         $0              $0
Fund                 $100,000                                           $50,000    $10,000
-------------------- ----------- -------------------------- ------ ---- ---------------- ---------- ---------- -------
Technology Fund      Over        $0                         $0     $0   $10,001-   $0          $0              $0
                     $100,000                                           $50,000
-------------------- ----------- -------------------------- ------ ---- ---------------- ---------- ---------- -------
Value Equity Fund    Over        $0                         $0     $0   $0         $1-         $0              $0
                     $100,000                                                      $10,000
======================================================================================================================
Aggregate Dollar     Over        Over                       $0     $0   Over       Over       $10,001          $0
Range of Equity      $100,000    $100,000                               $100,000   $100,000   - $50,000
Securities in
Heritage Mutual
Funds
-------------------- ----------- -------------------------- ------ ---- ---------------- ---------- ---------- -------

* Mr. Burton resigned from the Board on May 30, 2002.

** Ms. Talbot was appointed to the Board on May 30, 2002. Accordingly, the ownership in securities reflect in the table above is as of October 29, 2002.


         The Trustees and officers of the Trust, as a group, own less than 1% of each class of each fund's shares outstanding. Each Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


         The Series Trust currently pays Trustees who are not employees of Heritage or its affiliates $9,692 annually and $1,615 per meeting of the Board. Growth and Income and Capital Appreciation each pay such Trustees $231 annually and $1,385 per meeting of the Board. Each Trustee also is reimbursed for any expenses incurred in attending meetings. Because Heritage performs substantially all of the services necessary for the operation of each fund, each fund requires no employees. No officer, director or employee of Heritage receives any compensation from either fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the calendar year ended December 31, 2001.


                                          COMPENSATION TABLE

                                                                                                    Total Compensation
                                    Aggregate             Aggregate                               From the Trust and the
                                Compensation From     Compensation From         Aggregate          Heritage Family of
   Name of Person,            Capital Appreciation   Growth and Income   Compensation From the          Funds* Paid
      Position                        Trust                 Trust             Series Trust              to Trustees
      --------                        -----                 -----             ------------              -----------
AFFILIATED TRUSTEES:
--------------------
Thomas A. James                         $0                    $0                   $0                       $0
Richard K. Riess                        $0                    $0                   $0                       $0

INDEPENDENT TRUSTEES:
---------------------
Donald W. Burton**                    $1,154               $1,154                $ 8,078                 $15,000
C. Andrew Graham                      $2,134               $2,134                $14,938                 $27,500
James L. Pappas                       $2,308               $2,308                $16,154                 $30,000
David M. Phillips                     $2,308               $2,308                $16,154                 $30,000
Deborah L. Talbot***                  $1,154               $1,154                $ 8,078                 $15,000
Eric Stattin                          $2,308               $2,308                $16,154                 $30,000

*The Heritage Mutual Funds consist of five separate registered investment companies, including Capital Appreciation Trust, Cash Trust, Growth and Income Trust, Income Trust and Series Trust, and 13 portfolios of those companies.
** Mr. Burton resigned from the Board on May 30, 2002.
*** Ms. Talbot was appointed to the Board on May 30, 2002.


         No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of any of any Trust's expenses.

         B. FIVE PERCENT SHAREHOLDERS
            -------------------------


         Listed below are shareholders who owned of record or were known by the funds to own beneficially five percent or more of the outstanding shares of the following funds as of November 30, 2002:


         C. INVESTMENT ADVISER AND ADMINISTRATOR; SUBADVISERS
            -------------------------------------------------

         The investment adviser and administrator for each fund is Heritage Asset Management, Inc. Heritage was organized as a Florida corporation in 1985. All the capital stock of Heritage is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

         With respect to each fund, Heritage is responsible for overseeing the fund's investment and noninvestment affairs, subject to the control and direction of each fund's Board. The Series Trust, on behalf of Aggressive Growth, Growth Equity, Mid Cap, Small Cap, Technology and Value Equity entered into an Investment Advisory and Administration Agreement with Heritage dated March 29, 1993 and last supplemented on July 1, 2002 to include International Equity. Prior to July 1, 2002, Eagle Asset Management, Inc. ("Eagle") was the investment adviser to International Equity. Capital Appreciation and Growth and Income entered into Investment Advisory and Administration Agreements dated November 13, 1985 and October 31, 1986, respectively and, in the case of Capital Appreciation, amended on November 19, 1996. The Investment Advisory and Administration Agreements require that Heritage review and establish investment policies for each fund and administer the funds' noninvestment affairs.

         Under separate Subadvisory Agreements, Eagle and Goldman Sachs Asset Management ("Goldman"), subject to the direction and control of Capital Appreciation's Board, provide investment advice and portfolio management services to Capital Appreciation for a fee payable by Heritage. None of Capital Appreciation's assets currently are allocated to Eagle. Under separate Subadvisory Agreements, Eagle and Awad Asset Management, Inc. ("Awad") each provide investment advice and portfolio management services, subject to direction by Heritage and the Series Trust's Board, to Small Cap for a fee payable by Heritage. Under a Subadvisory Agreement, Eagle provides investment advice and portfolio management services, subject to the direction of Heritage and the Series Trust's Board, to Aggressive Growth, Growth Equity, Growth and Income, Mid Cap and Value Equity for a fee payable by Heritage. None of Value Equity's or Growth and Income's assets currently are allocated to Eagle. Under a Subadvisory Agreement, Osprey Partners Investment Management, LLC ("Osprey") provides investment advice and portfolio management services, subject to the direction by Heritage and the Series Trust's Board, to Value Equity for a fee payable by Heritage. Under a separate Subadvisory Agreement, Thornburg Investment Management, Inc. ("Thornburg"), subject to the direction and control of Growth and Income's Board, provides investment advice and portfolio management services to Growth and Income for a fee payable by Heritage. Under a separate Subadvisory Agreement, Julius Baer Investment Management, Inc. ("Julius Baer") provides investment advice and portfolio management services, subject to the direction of Heritage and the Series Trust's Board, to International Equity for a fee payable by Heritage (collectively, the "Subadvisory Agreements").

         Heritage also is obligated to furnish each fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of a fund. Heritage and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Heritage and its affiliates. Each fund pays all its other expenses that are not assumed by Heritage. Each fund also is liable for such nonrecurring expenses as may arise, including litigation to which a fund may be a party. Each fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

         The Advisory Agreements and the Subadvisory Agreements each were approved by the Board (including all of the Trustees who are not "interested persons" of Heritage or the subadvisers, as defined under the 1940 Act) and by the shareholders of the applicable funds in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Heritage, the subadvisers or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of a fund. In renewing the Advisory Agreements and the Subadvisory Agreements, the Trustees considered, among other matters: (1) the investment performance of Heritage and each subadviser and the relative performance of each fund compared to its peers; (2) the actual expenses of each fund and a comparison of the expenses of its peers; (3) the continuation of the expense cap arrangements proposed by Heritage; (4) whether Heritage or the subadvisers had realized any economies of scale; (5) the profitability of Heritage and the subadvisers in providing their services to the funds; and (6) the distribution options available to the funds.

The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days written notice by the Trust to either party. In addition, the Advisory Agreements may be terminated on not less than 60 days written notice by Heritage, as applicable, to a fund and the Subadvisory Agreements may be terminated on not less than 60 days written notice by Heritage as applicable, or 90 days `written notice by the subadvisers. Under the terms of the Advisory Agreement, Heritage automatically become responsible for the obligations of the subadvisers upon termination of the Subadvisory Agreements. In the event Heritage ceases to be the investment adviser of a fund or the Distributor ceases to be principal distributor of shares of a fund, the right of a fund to use the identifying name of "Heritage" may be withdrawn.

         Heritage and the subadvisers shall not be liable to either fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with a fund or for any losses that may be sustained in the purchase, holding or sale of any security.

         All of the officers of each fund except for Messrs. Alexander and Zutz are officers or directors of Heritage or its affiliates. These relationships are described under "Management of the Funds."

         ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by each fund to Heritage is based on the applicable fund's average daily net assets as listed in the Prospectus.

         AGGRESSIVE GROWTH. For Aggressive Growth, Heritage contractually has agreed to waive through the fund's 2002 fiscal year management fees to the extent that annual operating expenses attributable to Class A shares exceed 1.60% of the average daily net assets or to the extent that annual operating expenses attributable to Class B shares and Class C shares exceed 2.35% of average daily net assets attributable to that class during this fiscal year. For the three fiscal years ended October 31, 2002, Heritage earned $872,006, $830,293 and $______ respectively. For those same periods, Heritage recover its fees in the amounts of $81,049, $0 and [recovered/waived] $_____, respectively.

         Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to the fund for a fee paid by Heritage to Eagle with respect to the amount of fund assets under management equal to 50% of the fees payable to Heritage by the fund, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the three fiscal years ended October 31, 2002, Heritage paid Eagle subadvisory fees of $395,479, $415,147 and $_______, respectively.

         CAPITAL APPRECIATION. For Capital Appreciation, Heritage contractually has agreed to waive through the fund's 2002 fiscal year management fees to the extent that total annual operating expenses attributable to Class A shares exceed 1.40% of the average daily net assets or to the extent that total annual operating expenses attributable to Class C shares exceed 2.15% of average daily net assets. For the three fiscal years ended August 31, 2002, Heritage earned $2,316,092, $2,634,409 and $________, respectively.

         Heritage has entered into agreements with Eagle and Goldman to provide investment advice and portfolio management services to Capital Appreciation for an annual fee to be paid by Heritage to Goldman of 0.25% of Capital Appreciation's average daily net assets and for an annual fee paid by Heritage to Eagle of 50% of the fees payable to Heritage by Capital Appreciation, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. Eagle currently does not have any of Capital Appreciation's assets under management, and, therefore, does not receive a fee from Heritage. For the three fiscal years ended August 31, 2002, Heritage paid to Goldman subadvisory fees of $772,031, $878,055 and $________, respectively.

         INTERNATIONAL EQUITY. For International Equity, Heritage contractually has agreed to waive through the fund's 2002 fiscal year management fees to the extent that Class A annual operating expenses, exclusive of foreign taxes paid, exceed 1.97% or to the extent that Class B and Class C annual operating expenses exceed 2.72% of average daily net assets attributable to that class during this fiscal year. For the two fiscal years ended October 31, 2001 and the period from November 1, 2001 to June 30, 2002, Eagle earned $506,058, $337,973 and
$________, respectively. For the same periods, Eagle waived its fees in the amounts of $0, $87,461,and $________ respectively.

         Prior to July 1, 2002, Eagle had entered into an agreement with Martin Currie, Inc. ("Martin Currie") to provide investment advisory advice and portfolio management services to International Equity for a fee based on International Equity's average daily net assets paid by Eagle to Martin Currie equal to .50% on the first $100 million of assets and .40% thereafter, without regard to any reduction in fees actually paid to Eagle as a result of expense limitations. For the two fiscal years ended October 31, 2001, and the period from November 1, 2001 to June 30, 2002, Eagle paid Martin Currie subadvisory fees of $253,029, $168,987 and $_______, respectively.

         For the period from July 1, 2002 to October 31, 2002, Heritage earned $_____ and waived its fees in the amount of $_______. Effective July 1, 2002, Heritage entered into an agreement with Julius Baer to provide investment advisory advice and portfolio management services to International Equity for a fee based on International Equity's average daily net assets paid by Heritage to Julius Baer equal to 0.45% on the first $100 million of assets under management and 0.40% on assets thereafter, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the period from July 1, 2002 to October 30, 2002, Heritage paid Julius Baer subadvisory fees of $______.

         GROWTH EQUITY. For Growth Equity, Heritage contractually has agreed to waive through the fund's 2002 fiscal year management fees to the extent that Class A annual operating expenses exceed 1.40% or to the extent that Class C annual operating expenses exceed 2.15% of average daily net assets attributable to that class during this fiscal year. For the three fiscal years ended October 31, 2002, Heritage earned $1,993,560, $1,977,023 and $_______, respectively.

         Heritage has entered into an agreement with Eagle to provide investment advisory advice and portfolio management services to Growth Equity for a fee paid by Heritage to Eagle equal to 50% of the fees paid to Heritage, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the three fiscal years ended October 31, 2002, Heritage paid Eagle subadvisory fees of $966,780, $988,512 and $__________, respectively.

         GROWTH AND INCOME. For Growth and Income, Heritage contractually has agreed to waive through the fund's 2002 fiscal year management fees to the extent that total annual operating expenses attributable to Class A shares exceed 1.35% of the average daily net assets or to the extent that total annual operating expenses attributable to Class C shares exceed 2.10% of average daily net assets. For the three fiscal years ended September 30, 2002, Heritage earned $588,810, $444,995 and $________, respectively.

         Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to Growth and Income for a fee paid by Heritage equal to 50% of the fees payable to Heritage by Growth and Income, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the three fiscal years ended September 30, 2002, Heritage paid Eagle subadvisory fees of $294,405, $172,906 and $_______, respectively.

         Heritage has entered into an agreement with Thornburg to provide investment advice and portfolio management services to Growth and Income for a fee paid by Heritage equal to 50% of the fees payable to Heritage by Growth and Income, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. Effective July 2, 2001, all of the assets of Growth and Income were allocated to Thornburg. For the period from July 2, 2001 to September 30, 2001 and the fiscal year ended September 30, 2002, Heritage paid Thornburg subadvisory fees of $49,591 and $_______, respectively.

         MID CAP. For Mid Cap, Heritage contractually has agreed to waive through the fund's 2002 fiscal year management fees to the extent that annual operating expenses attributable to Class A shares exceed 1.55 % of the average daily net assets or to the extent that annual operating expenses attributable to Class C shares exceed 2.30% of average daily net assets attributable to that class during this fiscal year. For the three fiscal years ended October 31, 2002, Heritage earned $240,166, $472,659 and $________, respectively. For those same periods, Heritage waived its fees in the amounts of $24,899, $0, $_______ respectively.

         Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to Mid Cap for a fee paid by Heritage to Eagle equal to 50% of the fees payable to Heritage by the fund, without regard to any reduction in fees actually paid to Heritage as a result of voluntary fee waivers by Heritage. For the three fiscal years ended October 31, 2002, Heritage paid Eagle $120,083, $236,330 and $___________, respectively.

         SMALL CAP. For Small Cap, Heritage contractually has agreed to waive through the fund's 2001 fiscal year management fees to the extent that annual operating expenses attributable to Class A shares exceed 1.30% of the average daily net assets or to the extent that annual operating expenses attributable to Class B shares and Class C shares exceed 2.05% of average daily net assets attributable to that class during this fiscal year. For the three fiscal years ended October 31, 2002, Heritage earned $1,503,024, $1,332,827 and $_______, respectively.

         Heritage has entered into an agreement with Eagle and Awad to provide investment advice and portfolio management services to Small Cap for a fee paid by Heritage to each subadviser with respect to the amount of Small Cap assets under management equal to 50% of the fees payable to Heritage by Small Cap, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the three fiscal years ended October 31, 2002 Heritage paid Eagle subadvisory fees of $392,941, $666,411 and $______, respectively. For the three fiscal years ended October 31, 2002, Heritage paid Awad subadvisory fees of $358,571, $347,880 and $_________, respectively.

         TECHNOLOGY. For Technology, Heritage contractually has agreed to waive through the fund's 2002 fiscal year management fees to the extent that annual operating expenses attributable to Class A shares exceed 1.65% of average daily net assets or to the extent that annual operating expenses attributable to Class B shares and Class C shares exceed 2.40% of average daily net assets attributable to that class during this fiscal year. For the period since the fund's inception through October 31, 2000 and the two fiscal years ended October 31, 2002, Heritage earned $1,026,011, $726,395 and $____, respectively, and waived $0, $85,136 and $____ of its fees, respectively.

         Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to the fund for a fee paid by Heritage to Eagle with respect to the amount of fund assets under management equal to 50% of the fees payable to Heritage by the fund, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the period since the fund's inception through October 31, 2001 and the two fiscal years ended October 31, 2002, Heritage paid Eagle subadvisory fees of $513,006, $363,198 and $__________, respectively.

         VALUE EQUITY. For Value Equity, Heritage contractually has agreed to waive through the fund's 2002 fiscal year management fees to the extent that annual operating expenses attributable to Class A shares exceed 1.45% of average daily net assets or to the extent that annual operating expenses attributable to Class B shares and Class C shares exceed 2.20% of average daily net assets attributable to that class during this fiscal year. For the three fiscal years ended October 31, 2002, Heritage earned $193,447, $224,956, and $________
respectively. For the same periods, Heritage waived its fees in the amounts of $69,913, $71,232,and $_________ respectively.

         Heritage has entered into separate agreements with Eagle and Osprey to provide investment advice and portfolio management services to Value Equity for a fee paid by Heritage. Heritage paid fees to Eagle and Osprey, for the 1999 fiscal year, equal to 0.375% and 0.32% of average daily net assets, respectively, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the three fiscal years ended October 31, 1998, Heritage paid Eagle subadvisory fees of $111,334, $136,477 and $0, respectively. For the period November 1, 1998 through May 17, 1999, Heritage paid Eagle subadvisory fees of $66,946. Commencing on May 18, 1999, all of the fund's assets were allocated to Osprey. No assets currently are allocated to Eagle. From May 18, 1999 to October 31, 1999, Heritage paid Osprey subadvisory fees of $39,964. For the three fiscal years ended October 31, 2002, Heritage paid Osprey subadvisory fees of $82,537, $95,981 and $________, respectively.


         CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of a fund's shares to which those expenses are attributable.

         D. BROKERAGE PRACTICES


         Each fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. A fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. Aggressive Growth's portfolio turnover rates for two fiscal years ending October 31, 2001 and 2002 were 249% and ___%, respectively. Capital Appreciation's portfolio turnover rates for the two fiscal years ended August 31, 2001 and 2002 were 28% and ____%, respectively. International Equity's portfolio turnover rates for the two fiscal years ended October 31, 2001 and 2002 were 174% and ___%, respectively. Growth Equity's portfolio turnover rates for the two fiscal years ended October 31, 2001 and 2002 were 205% and ____%, respectively. Growth and Income's portfolio turnover rates for the two fiscal years ended September 30, 2001 and 2002 were 178% and ___%, respectively. Mid Cap's portfolio turnover rates for the two fiscal years ended October 31, 2001 and 2002 were 218% and ___%, respectively. Small Cap's portfolio turnover rates for the two fiscal years ended October 31, 2001 and 2002 were 85% and ___%, respectively. Technology's portfolio turnover rate for the two fiscal years ended October 31, 2001 and 2002 were 555% and ___%, respectively. Value Equity's portfolio turnover rates for two fiscal years ended October 31, 2001 and 2002 were 76% and ___%, respectively.


         The subadvisers are responsible for the execution of each fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that a fund necessarily will be paying the lowest commission or spread available. Rather, each fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities and any risk assumed by the executing broker.


         It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the subadvisers may give consideration to research, statistical and other services furnished by brokers or dealers, and to potential access to initial public offerings ("IPOs") that may be made available by such broker-dealers. In addition, the subadvisers may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the subadvisers determine in good faith that such commission or spread is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the subadvisers in connection with services to clients other than the funds. International Equity also may purchase and sell portfolio securities to and from dealers who provide it with research services. However, portfolio transactions will not be directed by International Equity to dealers on the basis of such research services. Consistent with the Conduct Rules of the National Association of Securities Dealers and policies established by the Board, Heritage or the Subadvisers may consider sales of fund shares as a factor in the selection of broker-dealers to execute portfolio transactions.


         The Trustees may direct Heritage or the subadvisers to allocate a certain amount of commission business from certain funds to certain broker-dealers as consideration for the annual provision of certain data provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationships among the funds, Heritage and the subadvisers).


         Aggressive Growth, Capital Appreciation, International Equity, Growth Equity, Growth and Income, Mid Cap, Technology and Value Equity may use the Distributor, its affiliates or certain affiliates of Heritage and Eagle as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of Heritage and Eagle will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."


         Although it currently does not intend to do so, Small Cap may use the Distributor as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Provided, however, that if Small Cap does use the Distributor as a broker, commissions paid to the Distributor will not exceed "usual and customary brokerage commissions" as defined above.

         The subadvisers also may select other brokers to execute portfolio transactions. In the OTC market, each fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.


         Aggregate brokerage commissions paid by Aggressive Growth for the three fiscal years ended October 31, 2002 amounted to $329,767, $459,325 and $__________, respectively. For the same periods, aggregate brokerage commissions paid by Aggressive Growth to the Distributor, an affiliated broker-dealer, were $33,320, $35,900 and $_________, respectively. The commission to the Distributor for the most recent fiscal year represented ____% of the total aggregate commissions paid on brokerage transactions representing ____% of the total aggregate brokerage transactions.

         Aggregate brokerage commissions paid by Capital Appreciation for the three fiscal years ended August 31, 2002 amounted to $375,005, $324,312 and $_______, respectively. For the same periods, aggregate brokerage commissions paid by Capital Appreciation to the Distributor, an affiliated broker-dealer, were $0, $0 and $______, respectively. The commission to the Distributor for the most recent fiscal year represented ___% of the total aggregate commissions paid on brokerage transactions representing 0% of the total aggregate brokerage transactions.

         Aggregate brokerage commissions paid by International Equity for the three fiscal years ended October 31, 2002 amounted to $137,739, $214,686 and $__________, respectively.

         Aggregate brokerage commissions paid by Growth Equity for the three fiscal years ended October 31, 2002 amounted to $1,284,162, $1,110,245 and $_________, respectively. For the same periods, aggregate brokerage commissions paid by Growth Equity to the Distributor, an affiliated broker-dealer, were $1,440, $0 and $_________, respectively.

         Aggregate brokerage commissions paid by Growth and Income for the three fiscal years ended September 30, 2002 amounted to $130,561, $199,571 and $_________, respectively. For the same periods, aggregate brokerage commissions paid by Growth and Income to the Distributor, an affiliated broker-dealer, were $6,807, $4,590 and $_______, respectively. The commission to the Distributor for the most recent fiscal year represented ____% of the total aggregate commissions paid on brokerage transactions representing ____% of the total aggregate brokerage transactions.

         Aggregate  brokerage  commissions  paid by Mid Cap for the three fiscal years ended  October 31, 2002  amounted to  $119,898,  $290,711  and  $________, respectively. For the same periods, aggregate brokerage commissions paid by Mid Cap to the Distributor, an affiliated broker-dealer, were $3,180, $0 and $____, respectively. The commission to the Distributor for the most recent fiscal year represented __% of the total aggregate commissions paid on brokerage transactions representing __% of the total aggregate brokerage transactions.

         Aggregate brokerage commissions paid by Small Cap for the three fiscal years ended October 31, 2002 amounted to $406,607, $240,244 and $________, respectively. For the same periods, Small Cap paid the Distributor, an affiliated broker-dealer, commissions of $34,317, $21,644 and $____________, respectively. The commission to the Distributor for the most recent fiscal year represented ____% of the total aggregate commissions paid on brokerage transactions representing ____% of the total aggregate brokerage transactions.

         Aggregate brokerage commissions paid by Technology for the period ended October 31, 2000 and the two fiscal years ended October 31, 2002, amounted to $506,342, $546,817 and $________, respectively. For the same period, aggregate brokerage commissions paid by Technology to the Distributor, an affiliated broker-dealer, were $1,290, $600 and $_______, respectively. The commission to the Distributor for the most recent fiscal period represented ____% of the total aggregate commissions paid on brokerage transactions representing ____% of the total aggregate brokerage transactions.

         Aggregate brokerage commissions paid by Value Equity for the three fiscal years ended October 31, 2002 amounted to $73,625, $83,542 and $_________, respectively. For the same periods, aggregate brokerage commissions paid by Value Equity to the Distributor were $0, $0 and $______, respectively. The commission to the Distributor for the prior fiscal year represented _____ of the total aggregate commissions paid on brokerage transactions representing _______% of the total aggregate brokerage transactions.


         Each fund may not buy securities from, or sell securities to, the Distributor as principal. However, the Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby each fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board will consider the ability to recapture fund expenses on certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

         Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, each fund has expressly consented to the Distributor executing transactions on an exchange on its behalf.


         Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, Heritage, the Adviser, each subadviser and the Distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the applicable funds to invest in securities that may be owned by the funds, subject to certain restrictions. The Codes are on public file with, and may be obtained from, the SEC.


         E. DISTRIBUTION OF SHARES

         DISTRIBUTION. Shares of each fund are offered continuously through the funds' principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), P.O. Box 33022 St. Petersburg, Florida 33733 and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the 1933 Act. The Distributor and Financial Advisors or banks with whom the Distributor has entered into dealer agreements offer shares of each fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers.


         DISTRIBUTION AGREEMENT. Each fund had adopted a Distribution Agreement pursuant to which the Distributor bears the cost of making information about each fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A, Class B, and Class C shareholders and for maintaining shareholder accounts. Each fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

         The Distribution Agreements may be terminated at any time on 60 days written notice without payment of any penalty by either party. Each fund may effect such termination by vote of a majority of the outstanding voting securities of a fund or by vote of a majority of the Independent Trustees. For so long as either Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

         RULE 12B-1 DISTRIBUTION PLAN. Each fund has adopted a Distribution Plan under Rule 12b-1 for each class of shares (each a "Plan" and collectively the "Plans"). These Plans permit a fund to pay the Distributor the monthly distribution and service fee out of the fund's net assets to finance activity that is intended to result in the sale and retention of Class A shares, Class B shares, Class C shares and Eagle Class Shares. The funds used all Class A and Class C 12b-1 fees to pay the Distributor. The Distributor, on Class C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase.


         As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, each fund may pay the Distributor distribution and service fees of up to 0.35% of that fund's average daily net assets attributable to Class A shares of that fund. Currently, each fund pays the Distributor a fee of up to 0.25% of its average daily net assets attributable to Class A shares. For Capital Appreciation Class A shares purchased prior to April 3, 1995, the fund pays the Distributor a fee of up to 0.50% of that fund's average daily net assets attributable to those Class A shares. These fees are computed daily and paid monthly.

         As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B shares and Class C shares and in connection with personal services rendered to Class B and Class C shareholders and the maintenance of Class B and Class C shareholder accounts, each fund pays the Distributor a service fee of 0.25% and a distribution fee of 0.75% of that fund's average daily net assets attributable to Class B shares and Class C shares. These fees are computed daily and paid monthly.

         As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Eagle Class shares prior to July 1, 2002, and in connection with personal services rendered to Eagle Class shareholders and the Eagle Class shareholder accounts prior to that date, International Equity paid the Distributor distribution and service fees of up to
1.00 % of the its average daily net assets. The Distributor used 0.25% of those fees as a service fee to compensate participating dealers or participating banks including, for this purpose, certain financial institutions for services provided in connection with the maintenance of shareholder accounts. These fees were computed daily and paid monthly.

         The following table illustrates the amount of class specific 12b-1 fees paid by the funds to the Distributor for the fiscal year end August 31, 2002 for Capital Appreciation, September 30, 2002 for Growth and Income and October 31, 2002 for the other funds. For the period from November 1, 2001 to July 1, 2002, the 12b-1 fees for the Eagle Class shares of International Equity were $_____. All 12b-1 fees were paid to the Distributor.

    -------------------------------------- ----------------- ------------------
              Fund           Class A           Class B           Class C
              ----           -------           -------           -------
    -------------------------------------- ----------------- ------------------
    Aggressive Growth        $ _______         $ _______         $ _______
    Capital Appreciation     $ _______         $ _______         $ _______

    -------------------------------------- ----------------- ------------------
              Fund           Class A           Class B           Class C
              ----           -------           -------           -------
    -------------------------------------- ----------------- ------------------
    International Equity     $  ______         $  _____          $  ______
    Growth Equity            $ _______         $ _______         $ _________
    Growth and Income        $ _______         $  ______         $ _______
    Mid Cap                  $  ______         $  ______         $ _______
    Small Cap                $ _______         $ _______         $ _______
    Technology               $  ______         $ _______         $ _______
    Value Equity             $  ______         $  ______         $ _______
    -------------------------------------- ----------------- ------------------


         Each Plan was approved by the Board, including a majority of the Trustees who are not interested persons of a fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"). In approving such Plans, the Board determined that there is a reasonable likelihood that each fund and its shareholders will benefit from each Plan. Each Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of a fund. The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

         The Distribution Agreements and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose. If a Plan is terminated, the obligation of a fund to make payments to the Distributor pursuant to the Plan will cease and the fund will not be required to make any payment past the date the Plan terminates.

         F. ADMINISTRATION OF THE FUNDS
            ---------------------------


         ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Heritage, subject to the control of the Board, will manage, supervise and conduct the administrative and business affairs of each fund; furnish office space and equipment; oversee the activities of the subadvisers and the Custodian; and pay all salaries, fees and expenses of officers and Trustees of each fund who are affiliated with Heritage. In addition, Heritage provides certain shareholder servicing activities for customers of the funds. State Street Bank & Trust is the fund accountant for the International Equity Fund. Each fund pays directly for fund accounting and transfer agent services.

         Heritage also is the transfer and dividend reimbursing agent for each fund and serves as fund accountant for each fund except International Equity. Each fund pays Heritage its cost plus 10% for its services as fund accountant and transfer and dividend disbursing agent.

         For the three fiscal years ended October 31, 2002, Heritage earned $52,270, $61,869, and $______ respectively, from Aggressive Growth for its services as fund accountant. For the three fiscal years ended August 31, 2002, Heritage earned $54,001, $59,817 and $__________, respectively, from Capital Appreciation for its services as fund accountant. For the three fiscal years ended October 31, 2002, Heritage earned approximately $54,999, $62,677, and

$__________, respectively, from Growth Equity for its services as fund accountant. For the three fiscal years ended September 30, 2002, Heritage earned $51,128, $52,925 and $_________, respectively, from Growth and Income for its services as fund accountant. For the three fiscal years ended October 31, 2002, Heritage earned approximately $45,091, $54,864 and $________, respectively, from Mid Cap for its services as fund accountant. For the three fiscal years ended October 31, 2002, Heritage earned approximately $55,370, $61,231 and $________, respectively, from Small Cap for its services as fund accountant. For the period November 18, 1999 to October 31, 2001, and the fiscal years ended October 31, 2002, Heritage earned $48,712, $58,528 and $________, respectively, from Technology for its services as fund accountant. For the three fiscal years ended October 31, 2002, Heritage earned approximately $43,894, $52,022 and $________, respectively, from Value Equity for its services as fund accountant.


         CUSTODIAN. State Street Bank and Trust Company, P.0. Box 1912, Boston, Massachusetts 02105, serves as custodian of each fund's assets. The Custodian also provides portfolio accounting and certain other services for the funds.

         LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, D.C. 20036, serves as counsel to the funds.

         INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. PricewaterhouseCoopers LLP, 101 E. Kennedy Boulevard, Suite 1500, Tampa, Florida 33602, are the certified independent public accountants for the funds. The Financial Statements of the funds that appear in this SAI have been audited by PricewaterhouseCoopers LLP, and are included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing.

         G. POTENTIAL LIABILITY
            -------------------

         Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of a fund. To protect its shareholders, each fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of a fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument each fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for a fund's obligations, that fund is required to use its property to protect or compensate the shareholder. On request, a fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of a fund. Therefore, financial loss resulting from liability as a shareholder will occur only if a fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                   APPENDIX A

                              FUND INVESTMENT TABLE

      All percentage limitations are based on the fund's total assets, unless otherwise specified.

  N   Net Assets
  10  minimum percent of assets (italic type)
  10  no more than specified percent of assets (Roman type)
  --  not permitted O no policy limitation on usage
  |_| permitted, but typically has not been used
  **  Excluding those short-term money market instruments not separately listed.



-----------------------------------------------------------------------------------------------------------------
                                                                      GROWTH    MID    SMALL
                          AGGRESSIVE    CAPITAL      INT'L.  GROWTH   AND       CAP    CAP                VALUE
                            GROWTH   APPRECIATION    EQUITY  EQUITY   INCOME    STOCK  STOCK  TECHNOLOGY  EQUITY
-----------------------------------------------------------------------------------------------------------------

o Equity Securities          65           65         65       65(1)    65(2)    65(2)  65(2)     65(2)      65

o Convertible Securities

  -> Investment Grade         o            o           o      35        o        o      35         o        35

  -> Below Investment Grade   5           --           5      --       35(3)     5       5        --        --

o Corporate Debt             --           --         35(4)    --        o(5)    35      --        --        --

o Short-Term Money           35           35         35       --        o       35      35        35        --
  Market Instruments**

o Illiquid Securities(N)     15           10         10       10       10       15      15(6)     15        10

o Repurchase                 35           35         35       35       25       35      35        35        35
  Agreements

o Reverse Repurchase         33 1/3        5         33 1/3   33 1/3    5       33 1/3  33 1/3    33 1/3    33 1/3
  Agreements

------------------------

1  Growth Equity may invest up to 35% of its assets in rights and warrants.

2  Mid Cap, Small Cap and Technology, respectively, invest 80% of its net assets
(plus any borrowing for investment purposes) in equity securities of mid cap companies, small cap companies and technology companies, respectively.

3 Growth and Income will not invest 35% or more of its assets in below investment grade convertible and nonconvertible securities.

4  Investment grade non-convertible foreign debt.

5 Growth and Income may invest not more than 10% of its assets in non-convertible corporate debt obligations that are rated below investment grade by Moody's or S&P.

6 Small Cap currently has no intention of investing more than 5% in these securities at this time.


                                      A-1



-----------------------------------------------------------------------------------------------------------------
                                                                      Growth    Mid    Small
                          Aggressive    Capital      Int'l.  Growth   and       Cap    Cap                Value
                            Growth   Appreciation    Equity  Equity   Income    Stock  Stock  Technology  Equity
-----------------------------------------------------------------------------------------------------------------

o U.S. Government            35           35         35       35        o       35      35        35        35
  Securities

o Zero Coupon                --           --         --       --       |_|      --      --        --        --
  Securities

o Foreign Securities         10           10(7)      65       25(N)(8) 20(9)    15(N)   15(N)     15        15(N)
  Exposure

o ADRs                        o           10(6)       o       25(N)(7) 20        o      35         o        35

o Hedging Instruments

  ->Futures Contracts        --           --          o       35       --       [_]     --         o        35

  ->Options Contracts        --            o(10)      o       35       o(11)    |_|     --         o        35(12)

  ->Forward Contracts
  (including foreign          o            o          o       35       o        |_|     --         o        35
  currency transactions)

o Forward                    --           --          o       --      25(13)    --      --         --       --
  Commitments

o Index Securities and       10           5          10       10      10         5      10         10       10
  Other Investment
  Companies

o When-issued and            --           --          o       --      --        --      --         --       --
  Delayed Delivery
  Transactions

o Loans of Portfolio         --           --        |_|      |_|      25(12)    |_|     --         --       |_|
  Securities

o Temporary Defensive       100           100       100      100      100       100    100        100       100
  Measures

------------------------


7 Capital Appreciation's investments in foreign securities and ADRs may not exceed 10%.

8 Growth Equity may not invest more than 25% of its net assets in foreign securities and ADRs.

9 Growth and Income may invest up to 20% in foreign securities, including ADRs and other similar securities.

10  Capital Appreciation may not write put or call options.

11 Growth and Income may write covered calls. The aggregate value of the securities underlying call options (based on the lower of the option price or market) may not exceed 50% of the fund's net assets.

12 Value Equity may write covered call options; however, the fund may not invest more than 10% of its total assets in covered call options.

13 Growth and Income currently has no intention of engaging in this transaction at this time.

                                   APPENDIX B
                                   ----------

                            COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER DEBT RATINGS
----------------------------------------------------------------------------

PRIME-1. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS
---------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

CORPORATE DEBT RATINGS

The rating services' descriptions of corporate debt ratings in which the fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE DEBT RATINGS
---------------------------------------------------------------------

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS
-------------------------------------------------------

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

           REPORTS OF THE INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS AND
                              FINANCIAL STATEMENTS


         The Report of the Independent Certified Public Accountants and Financial Statements are incorporated herein by reference from the Capital Appreciation Trust's Annual Report to Shareholders for the fiscal year ended August 31, 2002, filed with the Securities and Exchange Commission on October 23, 2002, Accession No. 0001045969-02-001725; Growth and Income Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2002, filed with the Securities and Exchange Commission on November __, 2002, Accession No. 000102140801-02-_____ Series Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2002 filed with the Securities and Exchange Commission on December 21, 2002, Accession No. 0000940180-02-_____.

                        HERITAGE GROWTH AND INCOME TRUST

                            PART C OTHER INFORMATION

Item 23.          EXHIBITS
                  --------


      (a)(i)      Declaration of Trust*

         (ii)     Amendment to Declaration of Trust^^^

      (b)(i)      Bylaws*

         (ii)     Amended and Restated Bylaws*

      (c)         Voting trust agreement-none

      (d)(i)      Investment Advisory and Administration Agreement*

         (ii) Subadvisory Agreement between RJ Fund Management, Inc. and Eagle Asset Management, Inc.*

         (iii)    Subadvisory    Agreement   with   Thornburg   Investment
                  Management, Inc.^^^^

      (e)         Distribution Agreement*

      (f)         Bonus, profit sharing or pension plans-none

      (g)         Custodian Agreement*

      (h)(i)      Transfer Agency and Service Agreement - filed herewith

         (ii)     Fund Accounting and Pricing Service Agreement - filed herewith

      (i)         Opinion and consent of counsel^^^^

      (j)         Consent of Independent Auditors -  to be filed

      (k)         Financial statements omitted from prospectus--none

      (l)         Letter of investment intent*

      (m)(i)      Class A Plan pursuant to Rule 12b-1*

         (ii)     Class C Plan pursuant to Rule 12b-1*

         (iii)    Class B Plan pursuant to Rule 12b-1***

      (n)(i)      Plan pursuant to Rule 18f-3 - filed herewith

      (o)         Reserved

      (p)(i) Code of Ethics for Heritage Asset Management, Inc. and Heritage Family of Investment Companies^^

         (ii)     Code of Ethics for Eagle Asset Management, Inc.^^^

         (iii)    Code of Ethics for Thornburg Investment Management, Inc.^^^

Item 23.          EXHIBITS
                  --------

         (iv)     Code of Ethics for Raymond James & Associates, Inc.^^^^

--------------

*     Incorporated  by reference from  Post-Effective  Amendment No. 12 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 26, 1996.

**    Incorporated  by reference from  Post-Effective  Amendment No. 14 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 31, 1997.

***   Incorporated  by reference from  Post-Effective  Amendment No. 15 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on October 31, 1997.

^     Incorporated  by reference  from  Post-Effective  Amendment  No. 16 to the
      Registration   Statement  of  the  Trust,  SEC  File  No.  33-7559,  filed previously on December 24, 1997.

^^    Incorporated  by reference  from  Post-Effective  Amendment  No. 20 to the
      Registration   Statement  of  the  Trust,  SEC  File  No.  2-98634,  filed previously on December 29, 2000.

^^^   Incorporated  by reference  from  Post-Effective  Amendment  No. 22 to the
      Registration   Statement  of  the  Trust,  SEC  File  No.  2-98634,  filed previously on July 2, 2001.

^^^^  Incorporated  by reference  from  Post-Effective  Amendment  No. 23 to the
      Registration   Statement  of  the  Trust,  SEC  File  No.  2-98634,  filed previously on December 21, 2001.


Item 24.    PERSONS CONTROLLED BY OR UNDER
            COMMON CONTROL WITH REGISTRANT
            ------------------------------

            None.

Item 25.    INDEMNIFICATION
            ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a)   Subject to the exceptions and  limitations  contained in paragraph
            (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)   No  indemnification  shall  be  provided  hereunder  to a  Covered
Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that:

            (i)   such  Covered   Person  shall  have   provided   appropriate
security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust.

      Article XII, Section 2 of the Declaration of Trust provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Paragraph 8 of the Investment Advisory and Administration Agreement of Heritage Growth and Income Trust ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that, Heritage shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

      Paragraph 9 of the Subadvisory Agreement for Heritage Growth and Income Trust ("Subadvisory Agreement") between Heritage and Eagle Asset Management, Inc. ("Eagle") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Eagle or reckless disregard of its obligations and duties under the Subadvisory Agreement, Eagle shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

      Paragraph 9 of the Subadvisory Agreement for Heritage Growth and Income Trust ("Subadvisory Agreement") between Heritage and Thornburg Investment Management, Inc. ("Thornburg") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg or reckless disregard of its obligations and duties under the Subadvisory Agreement, Thornburg shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

      Paragraph 7 of the Distribution Agreement of Heritage Growth and Income Trust ("Distribution Agreement") between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act"), from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholder to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Distribution Agreement.

      Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or
(ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Item 26. I.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
              ----------------------------------------------------

      Heritage is a Florida corporation that offers investment management services. Heritage's offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33733. Information as to the officers and directors of Heritage is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC") and is included by reference herein (File No. 801-25067).

      II.     BUSINESS AND OTHER CONNECTIONS OF SUBADVISERS
              ---------------------------------------------

      Thornburg, a Delaware corporation, is a registered investment adviser. Thornburg is primarily engaged in the investment advisory business. Thornburg's offices are located at 119 East Marcy Street, Santa Fe, New Mexico, 87501. Information as to the officers and directors of Thornburg is included in its current Form ADV filed with the SEC and is incorporated by reference herein (File No. 801-17853).

      Eagle, a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. ("RJF"). Eagle is primarily engaged in the investment advisory business. Eagle's offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33733. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.    PRINCIPAL UNDERWRITER
            ---------------------

            (a) Raymond James, 880 Carillon Parkway, St. Petersburg, Florida 33733, is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust.

            (b) The directors and officers of the Registrant's principal underwriter are:

                          POSITIONS & OFFICES                    POSITION
NAME                      WITH UNDERWRITER                       WITH REGISTRANT
----                      ----------------                       ---------------

Thomas A. James           Chief Executive Officer,               Trustee
                          Director

Robert F. Shuck           Executive Vice                         None
                          President, Director

Thomas S. Franke          President, Chief Operating             None
                          Officer, Director

Lynn Pippenger            Senior Vice President, Secretary,      None
                          Director

Dennis Zank               Executive Vice President,              None
                          Principal Financial Officer,
                          Principal Operations Officer,
                          Director

Richard B. Franz, II      Vice President, Treasurer              None

Francis S. Godbold        Executive Vice President               None

William C. Roney, III     Executive Vice President               None

Jeffrey E. Trocin         Executive Vice President,              None
                          Capital Markets Group

Van C. Sayler             Senior Vice President, Fixed           None
                          Income

Terence W. Bedford        Senior Vice President,                 None
                          International

Paul Matecki              Chief Legal Officer                    None

Joseph P. Tuorto          Senior Vice President,                 None
                          Chief Compliance Officer

Ronald D. Whitaker        Assistant Treasurer                    None

Julie Rambo               Assistant Controller                   None

Elizabeth Eriksen         Assistant Controller                   None

                          POSITIONS & OFFICES                    POSITION
NAME                      WITH UNDERWRITER                       WITH REGISTRANT
----                      ----------------                       ---------------

Betty K. Hill             Assistant Controller                   None

Sharry L. Powell          Assistant Secretary                    None

Donna L. Wilson           Assistant Secretary                    None


      The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

      The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's Custodian through February 28, 1994, except that: Heritage maintains some or all of the records required by Rule 31a-1(b)(1), (2) and (8); and the Subadviser maintains some or all of the records required by Rule 31a-1(b)(2), (5), (6),
(9), (10) and (11). Since March 1, 1994, all required records are maintained by Heritage.

Item 29.    MANAGEMENT SERVICES
            -------------------

            Not applicable.

Item 30.    UNDERTAKINGS
            ------------

      The Trust hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report(s) to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on November 1, 2002.


                              HERITAGE GROWTH AND INCOME TRUST

                              By:   /s/ K.C. Clark
                                    ------------------------------------
                                    K.C. Clark, Executive Vice President,
                                    Chief Financial Officer
Attest:

/s/ Donald H. Glassman
------------------------------------
Donald H. Glassman, Treasurer



      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                 TITLE                     DATE
---------                                 -----                     ----

/s/Richard K. Riess*                  President and        November 1, 2002
--------------------                     Trustee
Richard K. Riess

/s/Thomas A. James*                      Trustee           November 1, 2002
-------------------
Thomas A. James

/s/C. Andrew Graham*                     Trustee           November 1, 2002
--------------------
C. Andrew Graham

/s/David M. Phillips*                    Trustee           November 1, 2002
---------------------
David M. Phillips

/s/James L. Pappas*                      Trustee           November 1, 2002
-------------------
James L. Pappas

/s/Deborah L. Talbot*                    Trustee           November 1, 2002
---------------------
Deborah L. Talbot

/s/Eric Stattin*                         Trustee           November 1, 2002
----------------
Eric Stattin

/s/Donald H. Glassman                   Treasurer          November 1, 2002
---------------------
Donald H. Glassman


*By   /s/Donald H. Glassman
      ------------------------------------
      Donald H. Glassman, Attorney-In-Fact

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER         DESCRIPTION                                                  PAGE
------         -----------                                                  ----

   (a)(i)      Declaration of Trust*

      (ii)     Amendment to Declaration of Trust

   (b)(i)      Bylaws*

      (ii)     Amended and Restated Bylaws*

   (c)         Voting trust agreement - none

   (d)(i)      Investment Advisory and Administration Agreement*

      (ii) Subadvisory Agreement between RJ Fund Management, Inc. and Eagle Asset Management, Inc.*

      (iii)    Subadvisory Agreement with Thornburg Investment Management, Inc.
               ^^^^

   (e)         Distribution Agreement*

   (f)         Bonus, profit sharing or pension plans - none

   (g)         Custodian Agreement*

   (h)(i)      Transfer Agency and Service Agreement - filed herewith

      (ii)     Fund Accounting and Pricing Service Agreement - filed herewith

   (i)         Opinion and consent of counsel^^^^

   (j)         Consent of Independent Auditors - to be filed

   (k)         Financial statements omitted from prospectus - none

   (l)         Letter of investment intent*

   (m)(i)      Class A Plan pursuant to Rule 12b-1*

      (ii) Class C Plan pursuant to Rule 12b-1* (iii) Class B Plan pursuant to Rule 12b-1***

   (n)(i)      Plan pursuant to Rule 18f-3 - filed herewith

   (o)         Reserved

   (p)(i) Code of Ethics for Heritage Asset Management, Inc. and Heritage Family of Investment Companies^^

      (ii)     Code of Ethics for Eagle Asset Management, Inc.^^^

      (iii)    Code of Ethics for Thornburg Investment Management, Inc.^^^

      (iv)     Code of Ethics for Raymond James & Associates, Inc.^^^^

----------------------

*     Incorporated  by reference from  Post-Effective  Amendment No. 12 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 26, 1996.

**    Incorporated  by reference from  Post-Effective  Amendment No. 14 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 31, 1997.

***   Incorporated  by reference from  Post-Effective  Amendment No. 15 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on October 31, 1997.

^     Incorporated  by reference from  Post-Effective  Amendment No. 16 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on December 24, 1997.

^^    Incorporated  by reference  from  Post-Effective  Amendment  No. 20 to the
      Registration   Statement  of  the  Trust,  SEC  File  No.  2-98634,  filed previously on December 29, 2000.

^^^   Incorporated  by reference  from  Post-Effective  Amendment  No. 22 to the
      Registration   Statement  of  the  Trust,  SEC  File  No.  2-98634,  filed previously on July 2, 2001.

^^^^  Incorporated  by reference  from  Post-Effective  Amendment  No. 23 to the
      Registration   Statement  of  the  Trust,  SEC  File  No.  2-98634,  filed previously on December 21, 2001.